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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	03/31/15

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us VK-VIAMFR-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.66%

Aerospace & Defense–1.97%

Honeywell International Inc.	103,432	$10,788,992

Raytheon Co.	34,106	3,726,081

		14,515,073

Agricultural Products–0.41%

Archer-Daniels-Midland Co.	63,433	3,006,724

Airlines–0.91%

Southwest Airlines Co.	151,140	6,695,502

Apparel, Accessories & Luxury Goods–1.19%

Michael Kors Holdings Ltd. (b)	133,427	8,772,825

Application Software–3.29%

salesforce.com, inc. (b)	362,925	24,247,019

Asset Management & Custody Banks–1.64%

Ameriprise Financial, Inc.	92,118	12,052,719

Biotechnology–13.07%

Alkermes PLC (b)	262,661	16,014,441

Amgen Inc.	83,591	13,362,022

Biogen Inc. (b)	53,393	22,544,660

Celgene Corp. (b)	211,454	24,376,417

Gilead Sciences, Inc. (b)	167,538	16,440,504

Vertex Pharmaceuticals Inc. (b)	30,123	3,553,610

		96,291,654

Cable & Satellite–6.35%

Comcast Corp. -Class A	97,918	5,529,430

DISH Network Corp. -Class A (b)	358,558	25,120,573

Time Warner Cable Inc.	107,513	16,114,048

		46,764,051

Communications Equipment–1.63%

Cisco Systems, Inc.	229,033	6,304,134

Palo Alto Networks, Inc. (b)	39,155	5,719,762

		12,023,896

Construction & Engineering–0.67%

Quanta Services, Inc. (b)	173,133	4,939,484

Construction Materials–0.39%

Martin Marietta Materials, Inc.	20,443	2,857,931

Consumer Electronics–1.49%

Harman International Industries, Inc.	81,987	10,955,923

Data Processing & Outsourced Services–3.83%

MasterCard, Inc. -Class A	326,951	28,245,297

Distillers & Vintners–0.96%

Constellation Brands, Inc. -Class A (b)	61,129	7,103,801

	Shares	Value

Diversified Chemicals–0.93%

Dow Chemical Co. (The)	142,878	$6,855,286

Drug Retail–1.14%

CVS Health Corp.	81,320	8,393,037

Fertilizers & Agricultural Chemicals–1.09%

Monsanto Co.	71,556	8,052,912

General Merchandise Stores–0.92%

Dollar General Corp. (b)	89,769	6,766,787

Health Care Distributors–0.90%

McKesson Corp.	29,243	6,614,767

Health Care Equipment–0.65%

Medtronic PLC	61,870	4,825,241

Health Care Facilities–0.44%

HCA Holdings, Inc. (b)	42,960	3,231,881

Home Improvement Retail–3.57%

Lowe’s Cos., Inc.	353,653	26,308,247

Hotels, Resorts & Cruise Lines–3.35%

Carnival Corp.	432,379	20,685,011

Royal Caribbean Cruises Ltd.	48,617	3,979,302

		24,664,313

Household Appliances–1.50%

Whirlpool Corp.	54,810	11,074,909

Industrial Conglomerates–1.77%

Danaher Corp.	78,324	6,649,708

Roper Industries, Inc.	37,156	6,390,832

		13,040,540

Insurance Brokers–0.20%

Aon PLC	15,218	1,462,754

Internet Retail–3.11%

Amazon.com, Inc. (b)	30,129	11,211,001

Priceline Group Inc. (The) (b)	10,033	11,679,917

		22,890,918

Internet Software & Services–10.84%

Alibaba Group Holding Ltd. -ADR (China)(b)(c)	112,564	9,369,827

Baidu, Inc. -ADR (China)(b)	17,085	3,560,514

Facebook Inc. -Class A (b)	393,439	32,346,588

Google Inc. -Class A (b)	43,904	24,353,549

Google Inc. -Class C (b)	5,376	2,946,048

LinkedIn Corp. -Class A (b)	15,543	3,883,574

Twitter, Inc. (b)	67,327	3,371,736

		79,831,836

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Investment Banking & Brokerage–1.91%

Charles Schwab Corp. (The)	159,810	$4,864,616

Morgan Stanley	258,907	9,240,391

		14,105,007

Life Sciences Tools & Services–1.10%

Thermo Fisher Scientific, Inc.	60,184	8,085,119

Movies & Entertainment–1.37%

Twenty-First Century Fox, Inc. -Class A	150,738	5,100,974

Walt Disney Co. (The)	47,958	5,030,315

		10,131,289

Oil & Gas Equipment & Services–0.24%

Baker Hughes Inc.	28,223	1,794,418

Oil & Gas Exploration & Production–2.76%

Anadarko Petroleum Corp.	44,338	3,671,630

Devon Energy Corp.	80,233	4,838,852

Pioneer Natural Resources Co.	38,106	6,230,712

Whiting Petroleum Corp. (b)	180,272	5,570,405

		20,311,599

Oil & Gas Storage & Transportation–0.88%

Kinder Morgan Inc.	154,858	6,513,327

Pharmaceuticals–3.77%

Actavis PLC (b)	60,007	17,859,283

Bristol-Myers Squibb Co.	153,725	9,915,263

		27,774,546

Railroads–1.17%

Canadian Pacific Railway Ltd. (Canada) 20,637		3,770,380

Union Pacific Corp.	45,005	4,874,492

		8,644,872

Restaurants–0.99%

Starbucks Corp.	76,724	7,265,763

Semiconductor Equipment–1.15%

Applied Materials, Inc.	374,879	8,457,270

Semiconductors–3.20%

Micron Technology, Inc. (b)	129,763	3,520,470

NXP Semiconductors N.V. (Netherlands)(b)	199,752	20,047,111

		23,567,581

Soft Drinks–1.00%

Monster Beverage Corp. (b)	53,216	7,364,828

Specialized Finance–0.52%

McGraw Hill Financial, Inc.	37,203	3,846,790

Specialized REIT’s–0.92%

American Tower Corp.	72,100	6,788,215

	Shares	Value

Systems Software–3.01%

Check Point Software Technologies Ltd. (Israel)(b)	86,594	$7,098,110

Oracle Corp.	58,064	2,505,462

ServiceNow, Inc. (b)	159,226	12,543,824

		22,147,396

Technology Hardware, Storage & Peripherals–5.96%

Apple Inc.	352,894	43,910,600

Tobacco–0.20%

Altria Group, Inc.	29,544	1,477,791

Wireless Telecommunication Services–1.30%

Sprint Corp. (b)	2,016,521	9,558,310

Total Common Stocks & Other Equity Interests (Cost $493,091,457)		734,230,048

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.98%

Liquid Assets Portfolio - Institutional Class (Cost $7,239,272)(d)(e)	7,239,272	7,239,272

TOTAL INVESTMENTS–100.64% (Cost $500,330,729)		741,469,320

OTHER ASSETS LESS LIABILITIES–(0.64)%		(4,744,564)

NET ASSETS–100.00%		$736,724,756

Investment Abbreviations:

ADR         —American Depositary Receipt

REIT         —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$7,027,371	$(7,027,371)	$ --

     *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $122,858,151 and $153,849,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$243,634,419
Aggregate unrealized (depreciation) of investment securities	(5,130,831)
Net unrealized appreciation of investment securities	$238,503,588
Cost of investments for tax purposes is $502,965,732.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VIAMVA-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.02%

Aerospace & Defense–2.53%

Textron Inc.	247,632	$10,977,527

Air Freight & Logistics–1.33%

UTi Worldwide, Inc. (b)	468,714	5,765,182

Alternative Carriers–2.50%

Level 3 Communications, Inc. (b)	201,697	10,859,367

Apparel Retail–1.20%

Ascena Retail Group, Inc. (b)	360,667	5,233,278

Apparel, Accessories & Luxury Goods–1.76%

Fossil Group, Inc. (b)	92,796	7,651,030

Application Software–5.12%

Cadence Design Systems, Inc. (b)	469,742	8,662,042
Citrix Systems, Inc. (b)	212,541	13,574,994
		22,237,036

Asset Management & Custody Banks–4.15%

American Capital Ltd. (b)	575,371	8,509,737
Northern Trust Corp.	136,713	9,522,061
		18,031,798

Auto Parts & Equipment–5.03%

Dana Holding Corp.	401,209	8,489,582
Johnson Controls, Inc.	264,561	13,344,457
		21,834,039

Automotive Retail–0.10%

Advance Auto Parts, Inc.	2,877	430,658

Building Products–4.99%

Masco Corp.	343,797	9,179,380
Owens Corning Inc.	288,532	12,522,289
		21,701,669

Communications Equipment–2.29%

Ciena Corp. (b)	516,126	9,966,393

Construction Materials–0.29%

Eagle Materials Inc.	15,090	1,260,920

Diversified Banks–2.28%

Comerica Inc.	219,955	9,926,569

Diversified Chemicals–1.99%

Eastman Chemical Co.	124,804	8,643,925

Electric Utilities–1.95%

Edison International	135,410	8,459,063

Environmental & Facilities Services–2.00%

Clean Harbors, Inc. (b)	152,660	8,668,035

	Shares	Value

Health Care Equipment–0.35%

Becton, Dickinson and Co.	10,691	$1,535,128

Health Care Facilities–7.97%

Brookdale Senior Living Inc. (b)	252,351	9,528,774
HealthSouth Corp.	277,347	12,303,113
Universal Health Services, Inc. -Class B	108,586	12,781,658
		34,613,545

Heavy Electrical Equipment–2.09%

Babcock & Wilcox Co. (The)	283,337	9,092,284

Industrial Machinery–4.58%

Ingersoll-Rand PLC	162,931	11,092,343
Pentair PLC (United Kingdom)	140,189	8,816,486
		19,908,829

Insurance Brokers–4.61%

Arthur J. Gallagher & Co.	130,321	6,092,507
Marsh & McLennan Cos., Inc.	114,144	6,402,337
Willis Group Holdings PLC	156,201	7,525,764
		20,020,608

Investment Banking & Brokerage–2.56%

Stifel Financial Corp. (b)	199,679	11,132,104

IT Consulting & Other Services–2.41%

Teradata Corp. (b)	237,615	10,488,326

Life Sciences Tools & Services–2.12%

PerkinElmer, Inc.	180,379	9,224,582

Multi-Utilities–0.78%

CenterPoint Energy, Inc.	165,457	3,376,977

Oil & Gas Equipment & Services–3.99%

Amec Foster Wheeler PLC -ADR (United Kingdom)	45,677	610,245
Amec Foster Wheeler PLC (United Kingdom)	580,079	7,778,136
Baker Hughes Inc.	140,863	8,956,069
		17,344,450

Oil & Gas Storage & Transportation–1.89%

Williams Cos., Inc. (The)	162,073	8,199,273

Packaged Foods & Meats–2.60%

ConAgra Foods, Inc.	309,086	11,290,912

Property & Casualty Insurance–3.80%

ACE Ltd.	46,545	5,189,302
FNF Group	307,447	11,301,752
		16,491,054

Publishing–1.56%

Gannett Co., Inc.	183,090	6,788,977

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Real Estate Operating Companies–3.24%

Forest City Enterprises, Inc. -Class A (b)	550,767	$14,055,574

Regional Banks–5.78%

BB&T Corp.	254,208	9,911,570
Wintrust Financial Corp.	195,628	9,327,543
Zions Bancorp.	217,563	5,874,201
		25,113,314

Specialty Chemicals–2.11%

W.R. Grace & Co. (b)	92,836	9,178,695

Technology Hardware, Storage & Peripherals–2.49%

Diebold, Inc.	85,445	3,029,880
NetApp, Inc.	219,163	7,771,520
		10,801,400

	Shares	Value

Trucking–0.58%

Swift Transportation Co. (b)	96,359	$2,507,261
Total Common Stocks & Other Equity Interests (Cost $333,238,659)		412,809,782

Money Market Funds–5.13%

Liquid Assets Portfolio –Institutional Class (c)	11,148,866	11,148,866
Premier Portfolio –Institutional Class (c)	11,148,865	11,148,865
Total Money Market Funds (Cost $22,297,731)		22,297,731
TOTAL INVESTMENTS–100.15% (Cost $355,536,390)		435,107,513
OTHER ASSETS LESS LIABILITIES–(0.15)%		(642,085)
NET ASSETS–100.00%		$434,465,428

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$427,329,377	$7,778,136	$ —	$435,107,513
Forward Foreign Currency Contracts*		(31,901)	—	(31,901)
Total Investments	$427,329,377	$7,746,235	$ —	$435,075,612
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement			Contract to			Notional	Unrealized Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)
04/17/15	Bank of New York Mellon (The)	GBP	2,069,858	USD	3,055,286	$3,071,028	$ (15,742)
04/17/15	State Street Bank and Trust Co.	GBP	2,071,611	USD	3,057,470	3,073,629	(16,159)
Total Forward Foreign Currency Contracts – Currency Risk							$ (31,901)
Currency Abbreviations:
GBP — British Pound Sterling
USD — U.S. Dollar

Invesco V.I. American Value Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $27,550,797 and $38,086,598, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,584,393
Aggregate unrealized (depreciation) of investment securities	(9,456,703)
Net unrealized appreciation of investment securities	$79,127,690
Cost of investments for tax purposes is $355,979,823.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us VIIBRA-QTR-1 03/15	Invesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–12.08%

U.S. Treasury Bills–5.68%(a)

U.S. Treasury Bills (b)	0.07%	06/04/15	$6,700,000	$6,699,761

U.S. Treasury Bills (b)	0.10%	06/11/15	21,980,000	21,979,347

U.S. Treasury Bills (b)	0.11%	06/18/15	7,020,000	7,019,847

U.S. Treasury Bills (b)	0.08%	07/09/15	4,000,000	3,999,944

U.S. Treasury Bills (b)	0.08%	07/16/15	6,000,000	5,999,557

U.S. Treasury Bills	0.07%	07/23/15	5,600,000	5,599,471

U.S. Treasury Bills (b)	0.07%	07/30/15	9,020,000	9,018,946

				60,316,873

U.S. Treasury Notes–6.40%(c)

U.S. Treasury Notes (b)	0.06%	01/31/16	32,480,000	32,478,960

U.S. Treasury Notes (d)	0.08%	04/30/16	27,725,000	27,728,657

U.S. Treasury Notes	0.09%	07/31/16	7,750,000	7,750,345

				67,957,962

Total U.S. Treasury Securities (Cost $128,264,981)				128,274,835

		Expiration Date

Commodity-Linked Securities–2.29%

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (e)		09/17/15	17,100,000	12,836,671

Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index, multiplied by two) (e)		09/28/15	10,400,000	7,810,424

RBC Capital Markets, LLC, Commodity Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 01 Excess Return Index, multiplied by two) (e)		08/24/15	5,350,000	3,668,750

Total Commodity-Linked Securities (Cost $32,850,000)				24,315,845

			Shares

Money Market Funds–83.56%

Government & Agency Portfolio—Institutional Class (f)			135,851,248	135,851,248

Invesco V.I. Money Market Fund—Series I (f)			12,440,310	12,440,310

Liquid Assets Portfolio—Institutional Class (f)			181,134,998	181,134,998

Premier Portfolio—Institutional Class (f)			150,945,761	150,945,761

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (f)			119,731,986	119,731,986

STIC Prime Portfolio—Institutional Class (f)			120,756,665	120,756,665

Treasury Portfolio—Institutional Class (f)			166,040,415	166,040,415

Total Money Market Funds (Cost $886,901,383)				886,901,383

TOTAL INVESTMENTS–97.93% (Cost $1,048,016,364)				1,039,492,063

OTHER ASSETS LESS LIABILITIES–2.07%				21,961,466

NET ASSETS–100.00%				$1,061,453,529

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(g)

Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Brent Crude	Long		202	May-2015	$11,132,220	$(1,338,153)

Gas Oil	Long		117	May-2015	6,130,800	(193,808)

Gasoline Reformulated Blendstock Oxygenate Blending	Long		197	May-2015	14,644,980	206,081

Silver	Long		310	May-2015	25,726,900	286,622

WTI Crude	Long		71	September-2015	3,740,990	(349,533)

Subtotal—Commodity Risk						(1,388,791)

Australia 10 Year Bonds	Long		1,865	June-2015	188,375,159	4,231,997

Canada 10 Year Bonds	Long		1,500	June-2015	169,043,108	451,472

Euro Bonds	Long		531	June-2015	90,641,037	1,129,298

Japan 10 Year Bonds	Long		82	June-2015	100,650,659	116,273

Long Gilt	Long		945	June-2015	169,325,974	3,373,709

U.S. Treasury 20 Year Bonds	Long		639	June-2015	104,716,125	1,364,087

Subtotal—Interest Rate Risk						10,666,836

Dow Jones EURO STOXX 50 Index	Long		2,095	June-2015	81,789,873	848,937

E-Mini S&P 500 Index	Long		590	June-2015	60,793,600	515,107

FTSE 100 Index	Long		830	June-2015	82,852,221	216,592

Hang Seng Index	Long		348	April-2015	55,995,743	916,195

Russell 2000 Index Mini	Long		521	June-2015	65,067,690	1,321,806

Tokyo Stock Price Index	Long		605	June-2015	77,857,054	1,061,529

Subtotal—Market Risk						4,880,166

Total Futures Contracts						$14,158,211

Open Over-The-Counter Total Return Swap Agreements

Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	44,300	May-2015	$21,094,610	$732,558

Receive a return equal to the Single Commodity Gold Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	350	January-2016	296,428	0

Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	284,000	April-2015	20,707,633	1,159,203

Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	138,000	April-2015	13,748,209	(60,154)

Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	25,900	May-2015	15,427,843	0

Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	110,000	June-2015	17,099,533	0

Subtotal—Commodity Risk						$1,831,607

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs International	162	June-2015	$ 29,027,310	$554,505

Subtotal—Interest Rate Risk						554,505

Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	147	April-2015	23,653,374	370,490

Subtotal—Market Risk						370,490

Total Swap Agreements						$2,756,602

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London InterBank Offered Rate

Index Information:

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Soybean Meal, Soybeans, Sugar No.11 and Cotton No.2.

Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index	—	a commodity index composed of futures contracts on Sugar, Soybeans, Soybean Meal, and Cotton.

RBC Enhanced Agricultural Basket 01 Excess Return Index	—	a commodity index composed of futures contracts on Cotton, Soybeans, Soybean Meal and Sugar.

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.

(d)	All or a portion of the value was designated as collateral for swap agreements. See Note 1H and Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $24,315,845, which represented 2.29% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	Futures contracts collateralized by $22,341,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – (continued)

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.

Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. Balanced-Risk Allocation Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$886,901,383	$--	$--	$886,901,383

U.S. Treasury Securities	--	128,274,835	--	128,274,835

Commodity-Linked Securities	--	24,315,845	--	24,315,845

	886,901,383	152,590,680	--	1,039,492,063

Futures Contracts*	14,158,211	--	--	14,158,211

Swap Agreements*	--	2,756,602	--	2,756,602

Total Investments	$901,059,594	$155,347,282	$--	$1,056,406,876

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2015:

	Value

Risk Exposure/ Derivative Type(a)	Assets	Liabilities

Commodity risk:
Futures contracts	$ 492,703	$(1,881,494)

Swap agreements	1,891,761	(60,154)

Interest rate risk:
Futures contracts	10,666,836	—

Swap agreements	554,505	—

Market risk:
Futures contracts	4,880,166	—

Swap agreements	370,490	—

Total	$18,856,461	$(1,941,648)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the three months ended March 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations

	Futures Contracts	Swap Agreements

Realized Gain (Loss):
Commodity risk	$(7,129,419)	$6,386,006

Interest rate risk	25,456,559	226,546

Market risk	24,313,484	92,198

Change in Unrealized Appreciation (Depreciation):
Commodity risk	6,492,740	2,881,592

Interest rate risk	(4,713,952)	30,945

Market risk	(1,101,309)	156,762

Total	$43,318,103	$9,774,049

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements

Average notional value	$1,266,007,115	$135,806,561

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,055

Aggregate unrealized (depreciation) of investment securities	(8,533,356)

Net unrealized appreciation (depreciation) of investment securities	$(8,524,301)

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VICOM-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.34

Aerospace & Defense–2.21%

Honeywell International Inc.	170,847	$17,821,051
Textron Inc.	671,237	29,755,936
		47,576,987

Aluminum–0.67%

Alcoa Inc.	1,117,804	14,442,028

Apparel, Accessories & Luxury Goods–0.38%

Fossil Group, Inc. (b)	100,357	8,274,435

Application Software–1.47%

Autodesk, Inc. (b)	125,092	7,335,395
Citrix Systems, Inc. (b)	380,700	24,315,309
		31,650,704

Asset Management & Custody Banks–3.13%

Bank of New York Mellon Corp. (The)	805,076	32,396,258
State Street Corp.	476,118	35,008,957
		67,405,215

Auto Parts & Equipment–1.89%

Johnson Controls, Inc.	808,395	40,775,444

Automobile Manufacturers–1.99%

General Motors Co.	1,146,765	43,003,687

Broadcasting–0.51%

CBS Corp. -Class B	179,747	10,898,061

Cable & Satellite–2.74%

Comcast Corp. -Class A	547,688	30,927,941
Time Warner Cable Inc.	188,138	28,198,124
		59,126,065

Communications Equipment–1.94%

Cisco Systems, Inc.	1,520,490	41,851,487

Department Stores–1.87%

Kohl’s Corp.	516,276	40,398,597

Diversified Banks–12.03%

Bank of America Corp.	2,729,836	42,012,176
Citigroup Inc.	1,878,749	96,793,148
JPMorgan Chase & Co.	1,172,904	71,054,524
U.S. Bancorp	194,062	8,474,688
Wells Fargo & Co.	753,875	41,010,800
		259,345,336

Drug Retail–0.55%

CVS Health Corp.	115,415	11,911,982

	Shares	Value

Electric Utilities–0.47%

FirstEnergy Corp.	290,374	$10,180,512

Electrical Components & Equipment–1.01%

Emerson Electric Co.	383,072	21,689,537

Electronic Components–0.75%

Corning Inc.	712,576	16,161,224

General Merchandise Stores–1.14%

Target Corp.	299,095	24,546,727

Health Care Equipment–0.71%

Medtronic PLC	197,387	15,394,212

Health Care Services–0.82%

Express Scripts Holding Co. (b)	204,220	17,720,169

Hotels, Resorts & Cruise Lines–2.28%

Carnival Corp.	1,028,046	49,181,721

Housewares & Specialties–0.72%

Newell Rubbermaid Inc.	399,981	15,627,258

Hypermarkets & Super Centers–0.64%

Wal-Mart Stores, Inc.	168,604	13,867,679

Industrial Conglomerates–2.52%

General Electric Co.	2,187,783	54,278,896

Industrial Machinery–1.30%

Ingersoll-Rand PLC	410,882	27,972,846

Integrated Oil & Gas–8.49%

BP PLC -ADR (United Kingdom)	987,243	38,611,074
Chevron Corp.	223,190	23,430,486
Hess Corp.	194,415	13,194,946
Occidental Petroleum Corp.	257,471	18,795,383
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	715,347	42,670,449
Suncor Energy, Inc. (Canada)	1,587,046	46,421,095
		183,123,433

Integrated Telecommunication Services–0.29%

Frontier Communications Corp.	880,802	6,209,654

Internet Software & Services–2.29%

eBay Inc. (b)	655,431	37,805,260
Yahoo! Inc. (b)	261,214	11,607,044
		49,412,304

Investment Banking & Brokerage–2.65%

Goldman Sachs Group, Inc. (The)	119,888	22,535,347
Morgan Stanley	967,169	34,518,262
		57,053,609

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–2.40%

Aflac, Inc.	341,975	$21,889,820
MetLife, Inc.	589,693	29,808,981
		51,698,801

Managed Health Care–1.31%

Anthem, Inc.	183,418	28,321,573

Movies & Entertainment–3.57%

Time Warner Inc.	168,626	14,238,780
Twenty-First Century Fox, Inc. -Class B	805,240	26,476,291
Viacom Inc. -Class B	532,347	36,359,300
		77,074,371

Multi-Utilities–0.40%

PG&E Corp.	160,530	8,519,327

Oil & Gas Drilling–0.56%

Noble Corp. PLC	845,044	12,067,228

Oil & Gas Equipment & Services–2.85%

Halliburton Co.	475,673	20,872,531
Weatherford International PLC (b)	3,292,326	40,495,610
		61,368,141

Oil & Gas Exploration & Production–3.14%

Devon Energy Corp.	418,147	25,218,445
Murphy Oil Corp.	507,508	23,649,873
QEP Resources Inc.	903,093	18,829,489
		67,697,807

Packaged Foods & Meats–3.00%

ConAgra Foods, Inc.	988,557	36,111,987
Mondelez International Inc. -Class A	422,847	15,260,548
Unilever N.V. -New York Shares (United Kingdom)	320,868	13,399,448
		64,771,983

Paper Products–0.97%

International Paper Co.	376,079	20,868,624

Pharmaceuticals–9.46%

AbbVie Inc.	290,598	17,011,607
Bristol-Myers Squibb Co.	246,199	15,879,835
GlaxoSmithKline PLC -ADR (United Kingdom)	186,813	8,621,420
Merck & Co., Inc.	732,347	42,095,305
Novartis AG (Switzerland)	377,836	37,383,136
Pfizer Inc.	1,047,683	36,448,892
Roche Holding AG -ADR (Switzerland)	505,271	17,433,214
Sanofi -ADR (France)	586,691	29,006,003
		203,879,412

Property & Casualty Insurance–1.30%

Allstate Corp. (The)	393,792	28,026,177

Regional Banks–3.25%

Citizens Financial Group Inc.	504,773	12,180,173
Fifth Third Bancorp	1,185,311	22,343,112

	Shares	Value

Regional Banks–(continued)

PNC Financial Services Group, Inc. (The)	381,589	$35,579,358
		70,102,643

Semiconductors–0.95%

Intel Corp.	658,242	20,583,227

Systems Software–2.68%

Microsoft Corp.	645,889	26,258,617
Symantec Corp.	1,346,656	31,464,618
		57,723,235

Technology Hardware, Storage & Peripherals–2.04%

Hewlett-Packard Co.	925,569	28,840,730
NetApp, Inc.	428,243	15,185,497
		44,026,227
Total Common Stocks & Other Equity Interests (Cost $1,730,203,467)		2,055,808,585

Money Market Funds–4.51%
Liquid Assets Portfolio –Institutional Class (c)	48,682,176	48,682,176
Premier Portfolio –Institutional Class (c)	48,682,176	48,682,176
Total Money Market Funds (Cost $97,364,352)		97,364,352
TOTAL INVESTMENTS–99.85% (Cost $1,827,567,819)		2,153,172,937
OTHER ASSETS LESS LIABILITIES–0.15%		3,128,690
NET ASSETS–100.00%		$2,156,301,627

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,135,739,723	$17,433,214	$—	$2,153,172,937
Forward Foreign Currency Contracts*	—	(2,959,763)	—	(2,959,763)
Total Investments	$2,135,739,723	$14,473,451	$—	$2,150,213,174
*	Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)
04/13/2015	Barclays Bank PLC	CAD	12,978,279	USD	10,163,061	$10,244,761	$ (81,700)
04/13/2015	Barclays Bank PLC	CHF	10,873,987	USD	10,797,112	11,195,742	(398,630)
04/13/2015	Barclays Bank PLC	EUR	15,525,172	USD	16,426,501	16,695,982	(269,481)
04/13/2015	Barclays Bank PLC	GBP	6,886,023	USD	10,289,715	10,217,065	72,650
04/13/2015	Barclays Bank PLC	USD	1,931,468	GBP	1,295,743	1,922,545	(8,923)
04/13/2015	Canadian Imperial Bank of Commerce	CAD	12,977,879	USD	10,162,787	10,244,446	(81,659)
04/13/2015	Canadian Imperial Bank of Commerce	CHF	10,874,311	USD	10,801,938	11,196,076	(394,138)
04/13/2015	Canadian Imperial Bank of Commerce	EUR	15,525,406	USD	16,425,957	16,696,233	(270,276)
04/13/2015	Canadian Imperial Bank of Commerce	GBP	6,886,024	USD	10,289,097	10,217,067	72,030
04/13/2015	Canadian Imperial Bank of Commerce	USD	2,779,174	CAD	3,523,881	2,781,672	2,498
04/13/2015	Deutsche Bank Securities Inc.	CAD	12,978,279	USD	10,163,737	10,244,761	(81,024)
04/13/2015	Deutsche Bank Securities Inc.	CHF	12,343,574	USD	12,269,938	12,708,813	(438,875)
04/13/2015	Deutsche Bank Securities Inc.	EUR	15,525,172	USD	16,420,198	16,695,982	(275,784)
04/13/2015	Deutsche Bank Securities Inc.	GBP	6,886,023	USD	10,290,266	10,217,065	73,201
04/13/2015	Goldman Sachs International	CAD	12,978,279	USD	10,162,161	10,244,761	(82,600)
04/13/2015	Goldman Sachs International	CHF	10,873,987	USD	10,801,348	11,195,742	(394,394)
04/13/2015	Goldman Sachs International	EUR	15,525,172	USD	16,418,987	16,695,982	(276,995)
04/13/2015	Goldman Sachs International	GBP	6,886,023	USD	10,288,331	10,217,065	71,266
04/13/2015	Goldman Sachs International	USD	6,350,081	EUR	5,977,672	6,428,470	78,389
04/13/2015	RBC Capital Markets Corp.	EUR	15,525,172	USD	16,420,664	16,695,982	(275,318)
Total Forward Foreign Currency Contracts – Currency Risk							$ (2,959,763)

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

EUR — Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $105,654,838 and $108,266,654, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$453,184,175
Aggregate unrealized (depreciation) of investment securities	(128,730,214)
Net unrealized appreciation of investment securities	$324,453,961
Cost of investments for tax purposes is $1,828,718,976.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

invesco.com/us	VICEQ-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.96%

Advertising–1.16%

Publicis Groupe S.A. (France)	187,822	$14,505,797

Apparel, Accessories & Luxury Goods–2.03%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	77,377	13,656,582

PVH Corp.	110,505	11,775,413

		25,431,995

Asset Management & Custody Banks–1.51%

Northern Trust Corp.	272,105	18,952,113

Auto Parts & Equipment–1.27%

Johnson Controls, Inc.	315,617	15,919,721

Biotechnology–2.40%

Celgene Corp. (b)	184,672	21,288,988

Gilead Sciences, Inc. (b)	89,476	8,780,280

		30,069,268

Brewers–1.10%

Molson Coors Brewing Co. -Class B	184,991	13,772,580

Cable & Satellite–1.21%

Comcast Corp. -Class A	269,044	15,192,915

Casinos & Gaming–1.04%

Las Vegas Sands Corp.	236,574	13,021,033

Communications Equipment–4.60%

Cisco Systems, Inc.	584,320	16,083,408

F5 Networks, Inc. (b)	134,986	15,515,291

QUALCOMM, Inc.	376,658	26,117,466

		57,716,165

Consumer Finance–2.60%

American Express Co.	416,866	32,565,572

Department Stores–1.52%

Macy’s, Inc.	294,448	19,112,620

Distillers & Vintners–1.14%

Diageo PLC (United Kingdom)	517,521	14,280,019

Diversified Banks–2.93%

Svenska Handelsbanken AB -Class A (Sweden)	329,508	14,871,526

U.S. Bancorp	500,816	21,870,635

		36,742,161

Electric Utilities–1.09%

Duke Energy Corp.	177,824	13,653,327

	Shares	Value

Electrical Components & Equipment–1.21%

Eaton Corp. PLC	224,185	$15,231,129

Electronic Manufacturing Services–3.02%

TE Connectivity Ltd. (Switzerland)	527,911	37,808,986

Food Retail–0.92%

Kroger Co. (The)	150,696	11,552,355

Health Care Facilities–1.27%

HCA Holdings, Inc. (b)	212,080	15,954,778

Health Care Services–1.60%

Express Scripts Holding Co. (b)	231,277	20,067,905

Heavy Electrical Equipment–1.30%

ABB Ltd. (Switzerland)	767,274	16,288,190

Home Improvement Retail–1.31%

Lowe’s Cos., Inc.	220,948	16,436,322

Industrial Conglomerates–1.03%

General Electric Co.	520,029	12,901,919

Industrial Machinery–4.41%

FANUC Corp. (Japan)	26,000	5,690,345

Illinois Tool Works Inc.	115,769	11,245,801

SKF AB -Class B (Sweden)	663,728	17,131,829

Stanley Black & Decker Inc.	222,653	21,232,190

		55,300,165

Insurance Brokers–2.21%

Marsh & McLennan Cos., Inc.	493,879	27,701,673

Integrated Oil & Gas–0.69%

Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	145,910	8,703,532

Internet Software & Services–0.77%

Google Inc. -Class C (b)	17,696	9,697,408

Investment Banking & Brokerage–1.36%

Charles Schwab Corp. (The)	561,307	17,086,185

IT Consulting & Other Services–1.70%

International Business Machines Corp.	132,589	21,280,534

Life Sciences Tools & Services–1.05%

Thermo Fisher Scientific, Inc.	97,904	13,152,423

Movies & Entertainment–1.24%

Twenty-First Century Fox, Inc. -Class A	459,611	15,553,236

Multi-Sector Holdings–2.15%

Berkshire Hathaway Inc. -Class A (b)	124	26,970,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–1.43%
Halliburton Co.	408,355	$17,918,617

Oil & Gas Exploration & Production–5.28%

Anadarko Petroleum Corp.	177,458	14,695,297

Cabot Oil & Gas Corp.	536,290	15,836,644

Concho Resources Inc. (b)	137,356	15,922,307

EOG Resources, Inc.	215,814	19,787,986

		66,242,234

Packaged Foods & Meats–1.09%

Danone (France)	202,978	13,666,311

Paper Products–0.90%

International Paper Co.	203,293	11,280,729

Pharmaceuticals–12.28%

AbbVie Inc.	309,092	18,094,246

Actavis PLC (b)	67,254	20,016,136

Bayer AG (Germany)	97,314	14,621,256

GlaxoSmithKline PLC –ADR (United Kingdom)	338,356	15,615,129

Merck & Co., Inc.	328,981	18,909,828

Roche Holding AG (Switzerland)	83,323	22,987,133

Shire PLC -ADR (Ireland)	79,057	18,917,550

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	397,321	24,753,098

		153,914,376

Property & Casualty Insurance–4.11%

Allstate Corp. (The)	225,540	16,051,682

Progressive Corp. (The)	1,304,001	35,468,827

		51,520,509

Railroads–1.72%

Norfolk Southern Corp.	110,365	11,358,766

Union Pacific Corp.	94,340	10,217,965

		21,576,731

	Shares	Value

Semiconductor Equipment–1.38%

Applied Materials, Inc.	766,873	$17,300,655

Semiconductors–4.61%

Analog Devices, Inc.	471,838	29,725,794

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	28,040,761

	57,766,555

Systems Software–2.23%
Microsoft Corp.	343,026	13,945,722

Oracle Corp.	325,909	14,062,973

	28,008,695

Technology Hardware, Storage & Peripherals–1.86%

EMC Corp.	909,937	23,257,990

Trading Companies & Distributors–0.02%

Veritiv Corp. (b)	4,611	203,483

Wireless Telecommunication Services–1.21%
Vodafone Group PLC -ADR (United Kingdom)	463,529	15,148,128

Total Common Stocks & Other Equity Interests (Cost $828,831,394)		1,140,427,039

Money Market Funds–10.32%

Liquid Assets Portfolio –Institutional Class (c)	64,694,878	64,694,878

Premier Portfolio –Institutional Class (c)	64,694,878	64,694,878

Total Money Market Funds (Cost $129,389,756)		129,389,756

TOTAL INVESTMENTS–101.28% (Cost $958,221,150)		1,269,816,795

OTHER ASSETS LESS LIABILITIES–(1.28)%		(16,019,069)

NET ASSETS–100.00%	$1,253,797,726

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $14,621,256 and from Level 2 to Level 1 of $101,074,377, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,195,151,423	$74,665,372	$—	$1,269,816,795

Invesco V.I. Core Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $185,464,832 and $200,616,166, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$316,994,400

Aggregate unrealized (depreciation) of investment securities	(9,331,330)

Net unrealized appreciation of investment securities	$307,663,070

Cost of investments for tax purposes is $962,153,725.

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Effective April 30, 2015, after the close of the reporting

period, Invesco V.I. Diversified Income Fund was renamed

Invesco V.I. Core Plus Bond Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2015

invesco.com/us	VICPB-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Principal Amount	Value

Bonds and Notes–97.10%

Advertising–0.03%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$5,000	$5,255

Aerospace & Defense–1.28%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/25(b)	4,000	3,960

7.75%, 03/15/20(b)	16,000	16,760

Unsec. Notes, 5.50%, 09/15/18(b)	4,000	4,000

DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	6,000	6,030

GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	9,000	9,675

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	105,000	107,796

Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	60,000	66,241

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	6,000	6,180

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	7,000	6,913

		227,555

Agricultural & Farm Machinery–0.03%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	7,000	6,090

Agricultural Products–0.02%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	3,000	3,056

Airlines–1.70%

Air Canada (Canada), Sec. Gtd. Notes, 8.75%, 04/01/20(b)	4,000	4,461

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	10,000	10,775

Air Canada Pass Through Trust (Canada), Series 2015-1, Class B, Sec. Pass Through Ctfs., 3.88%, 03/15/23(b)	37,000	37,164

Series 2015-1, Class C, Sr. Sec. Pass Through Ctfs., 5.00%, 03/15/20(b)	53,000	53,195

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	$85,769	$93,595

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	7,381	8,105

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	40,696	43,723

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Pass Through Ctfs., 4.63%, 09/03/22	50,000	50,781

US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	896	1,019

		302,818

Alternative Carriers–0.16%

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	12,000	12,315

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	15,000	15,450

		27,765

Apparel Retail–1.37%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	19,000	20,639

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	9,000	9,506

Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	4,000	4,250

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	204,000	209,316

		243,711

Apparel, Accessories & Luxury Goods–0.04%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	7,000	7,280

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Application Software–0.04%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$7,000	$7,105

Asset Management & Custody Banks–1.89%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	100,000	107,004

Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 8.50%, 10/01/21(c)	5,000	4,938

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	25,000	25,827

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	90,000	97,813

Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	75,000	85,617

KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	15,000	15,604

		336,803

Auto Parts & Equipment–0.35%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	12,000	12,420

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	2,000	2,095

5.50%, 12/15/24	2,000	2,072

Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	19,000	20,478

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	15,000	15,019

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	9,000	9,405

		61,489

Automobile Manufacturers–0.92%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	80,000	82,420

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	54,000	54,629

3.50%, 07/10/19	27,000	27,658

		164,707

Automotive Retail–0.09%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	12,000	13,583

	Principal Amount	Value

Automotive Retail–(continued)

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	$3,000	$3,083

		16,666

Biotechnology–0.28%

Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	47,000	50,235

Broadcasting–0.20%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	4,000	4,240

iHeartCommunications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 09/15/22	5,000	4,787

Sr. Sec. Gtd. Notes, 10.63%, 03/15/23(b)	2,000	2,020

Sr. Unsec. Global Notes, 10.00%, 01/15/18	7,000	5,985

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	16,000	16,360

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	2,000	2,070

		35,462

Building Products–0.41%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	15,000	15,300

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	14,000	14,910

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	9,000	9,180

Hardwoods Acquisition, Inc., Sr. Sec. Notes, 7.50%, 08/01/21(b)	4,000	3,860

NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	2,000	2,125

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	10,000	9,830

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	15,000	16,125

USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	2,000	2,125

		73,455

Cable & Satellite–3.24%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	6,000	6,172

5.25%, 09/30/22	7,000	7,192

CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	5,000	5,138

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	50,000	54,017

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	$75,000	$107,867

9.38%, 01/15/19(b)	140,000	176,596

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	50,000	52,456

Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	30,000	32,145

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	5,000	5,056

5.88%, 11/15/24	10,000	10,075

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	15,000	14,212

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	63,357

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	42,415

		576,698

Casinos & Gaming–0.15%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	2,000	2,165

Caesars Entertainment Resort Properties LLC, Sec. Gtd. Global Notes, 11.00%, 10/01/21	4,000	3,530

Sr. Sec. Gtd. Global Notes, 8.00%, 10/01/20	2,000	2,008

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	5,000	5,356

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	12,000	13,605

		26,664

Catalog Retail–1.59%

QVC, Inc., Sr. Sec. Gtd. Global Notes, 4.45%, 02/15/25	80,000	80,727

4.85%, 04/01/24	52,000	54,093

5.45%, 08/15/34	150,000	149,063

		283,883

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	6,000	6,278

Communications Equipment–0.08%

Avaya Inc., Sr. Sec. Gtd. Notes, 9.00%, 04/01/19(b)	13,000	13,406

Computer & Electronics Retail–0.06%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	12,000	10,140

	Principal Amount	Value

Construction & Engineering–0.12%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	$5,000	$5,188

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	15,000	15,863

		21,051

Construction Machinery & Heavy Trucks–0.48%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	18,000	19,035

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	20,000	20,850

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	6,000	6,075

6.75%, 06/15/21	5,000	5,200

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	16,000	15,660

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	15,000	15,600

Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	3,000	3,105

		85,525

Construction Materials–0.24%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	15,000	15,272

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,060

Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	2,000	2,030

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	3,000	3,045

7.50%, 02/15/19(b)	12,000	12,180

US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	6,000	6,390

		41,977

Consumer Finance–0.45%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	3,000	3,105

Navient Corp., Sr. Unsec. Medium- Term Global Notes, 6.25%, 01/25/16	75,000	77,344

		80,449

Data Processing & Outsourced Services–0.32%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	31,322

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	$22,000	$25,465

		56,787

Diversified Banks–11.54%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	200,000	198,783

Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	130,000	138,774

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	40,864

Series AA, Jr. Unsec. Sub. Notes, 6.10% (d)	110,000	111,650

Series Z, Jr. Unsec. Sub. Notes, 6.50% (d)	85,000	89,888

Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	200,000	211,474

Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	95,000	94,897

5.50%, 09/13/25	65,000	73,814

Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	60,000	60,900

Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	55,000	55,825

Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	37,000	37,693

Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	200,000	202,735

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	48,522

Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	200,000	210,951

JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	120,000	123,000

Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	40,000	39,700

PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	45,000	47,900

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Yankee Notes, 6.13%, 12/15/22	2,000	2,258

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	$170,000	$202,191

Series U, Jr. Unsec. Sub. Global Notes, 5.88% (d)	60,000	63,750

		2,055,569

Diversified Metals & Mining–0.88%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	2,000	2,002

6.88%, 04/01/22(b)	15,000	11,475

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	2,000	2,095

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	27,120

Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	54,000	49,585

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 3.75%, 02/01/23	35,000	32,942

5.20%, 03/01/42	35,000	31,607

		156,826

Diversified Real Estate Activities–0.23%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	40,000	40,304

Diversified REIT’s–0.83%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	32,000	32,112

W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	115,000	115,411

		147,523

Drug Retail–1.03%

CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	156,390	184,298

Electric Utilities–1.89%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	100,000	106,296

Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	145,000	175,163

Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/43	51,000	55,328

		336,787

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Electrical Components & Equipment–0.03%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	$5,000	$5,150

Environmental & Facilities Services–0.04%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	6,000	6,270

Gas Utilities–0.07%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.75%, 01/15/22	3,000	3,067

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	5,000	5,144

7.38%, 08/01/21	4,000	4,330

		12,541

General Merchandise Stores–0.48%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	62,000	60,435

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	23,000	24,323

		84,758

Gold–1.59%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	130,000	133,397

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	75,000	69,617

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	4,000	3,975

Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	31,853

Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	45,000	44,160

		283,002

Health Care Distributors–0.52%

AmerisourceBergen Corp., Sr. Unsec. Global Notes, 3.25%, 03/01/25	18,000	18,267

McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	71,000	74,690

		92,957

	Principal Amount	Value

Health Care Equipment–1.94%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	$40,000	$41,940

4.88%, 05/15/44	45,000	50,137

Medtronic Inc., Sr. Unsec. Gtd. Notes, 4.63%, 03/15/45(b)	39,000	44,101

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	3,000	2,640

Zimmer Holdings, Inc., Sr. Unsec. Global Notes, 2.70%, 04/01/20	46,000	46,688

3.55%, 04/01/25	97,000	99,171

4.45%, 08/15/45	58,000	60,351

		345,028

Health Care Facilities–0.66%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	10,000	10,263

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	5,000	5,181

Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	6,917	7,418

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	18,000	19,530

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	9,000	9,965

6.50%, 02/15/20	19,000	21,411

Sr. Sec. Gtd. Notes, 5.25%, 04/15/25	4,000	4,335

Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	5,000	5,275

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	12,000	12,180

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	4,000	4,265

Sr. Unsec. Global Notes, 6.75%, 02/01/20	10,000	10,600

8.13%, 04/01/22	6,000	6,645

		117,068

Health Care REIT’s–0.69%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	45,000	47,403

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	76,265

		123,668

Health Care Services–0.88%

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	83,000	83,509

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Health Care Services–(continued)

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	$15,000	$15,638

Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	7,000	7,315

Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	50,000	50,669

		157,131

Home Improvement Retail–0.11%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	19,000	19,095

Homebuilding–1.23%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	23,000	21,074

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	20,000	19,600

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	6,000	6,330

Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	10,000	9,750

8.00%, 11/01/19(b)	4,000	3,870

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	4,000	4,100

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	5,000	5,106

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	165,000	139,397

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	10,000	10,025

		219,252

Hotels, Resorts & Cruise Lines–0.38%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	60,000	63,772

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	4,000	4,380

		68,152

Hypermarkets & Super Centers–1.06%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 6.63%, 02/12/45(b)	200,000	188,625

Independent Power Producers & Energy Traders–0.13%

Calpine Corp., Sr. Sec. Gtd. Notes, 5.88%, 01/15/24(b)	2,000	2,177

Sr. Unsec. Global Notes, 5.38%, 01/15/23	14,000	14,105

5.50%, 02/01/24	6,000	6,090

		22,372

	Principal Amount	Value

Industrial Machinery–1.26%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	$17,000	$17,165

3.55%, 11/01/24	79,000	80,250

4.65%, 11/01/44	34,000	36,646

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	75,000	74,232

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	16,000	16,900

		225,193

Industrial REIT’s–0.30%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	52,839

Integrated Oil & Gas–0.92%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	20,000	20,457

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	20,000	17,950

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	135,000	125,888

		164,295

Integrated Telecommunication Services–4.29%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,240

2.95%, 05/15/16	35,000	35,781

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	102,786

7.05%, 06/20/36	95,000	130,373

Verizon Communications Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	31,097

5.01%, 08/21/54	58,000	60,456

5.05%, 03/15/34	95,000	103,490

5.15%, 09/15/23	25,000	28,710

6.40%, 09/15/33	13,000	16,313

Sr. Unsec. Notes, 4.52%, 09/15/48(b)	196,000	194,983

		764,229

Internet Software & Services–3.51%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	200,000	199,994

3.60%, 11/28/24(b)	200,000	201,373

4.50%, 11/28/34(b)	200,000	205,136

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Internet Software & Services–(continued)

EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	$5,000	$5,150

Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	8,000	8,310

Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	5,000	5,213

		625,176

Investment Banking & Brokerage–2.58%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	45,000	53,213

Goldman Sachs Group, Inc. (The), Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	85,000	94,890

Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	55,000	56,788

Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	148,405

Series J, Jr. Unsec. Sub. Global Notes, 5.55% (d)	70,000	70,963

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	36,040

		460,299

Life & Health Insurance–3.21%

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	114,905

Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	58,736

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	187,463

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	153,400

TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	55,000	58,210

		572,714

Managed Health Care–0.28%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	49,818

Marine–0.12%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	22,000	22,220

	Principal Amount	Value

Metal & Glass Containers–0.13%

Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	$19,000	$19,617

Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	3,000	3,075

		22,692

Movies & Entertainment–0.90%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	4,000	4,180

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	7,000	6,868

Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	75,000	87,738

Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	55,000	61,937

		160,723

Multi-Line Insurance–1.90%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	229,887

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	100,000	108,369

		338,256

Multi-Utilities–0.41%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	75,000	72,454

Office REIT’s–0.26%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	45,000	46,800

Office Services & Supplies–0.21%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	35,000	36,751

Oil & Gas Drilling–0.44%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	5,000	3,837

Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	86,000	74,932

		78,769

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.21%

Exterran Partners, L.P./EXLP Finance Corp., Unsec. Gtd. Global Notes, 6.00%, 04/01/21	$13,000	$12,155

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	26,000	25,644

		37,799

Oil & Gas Exploration & Production–3.89%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	3,000	3,015

Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	4,000	2,940

Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.50%, 04/15/19(e)	19,000	18,430

Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,250

Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	5,000	5,200

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	79,000	78,802

5.88%, 05/01/22	5,000	5,325

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	2,000	2,025

5.50%, 04/01/23	9,000	9,112

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/24	97,000	100,182

4.30%, 11/15/44	103,000	109,964

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	125,000	123,594

Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	13,000	11,700

Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	25,000	25,260

3.25%, 05/15/22	54,000	54,840

Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/21	8,000	8,520

Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,350

Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	9,000	9,000

Newfield Exploration Co., Sr. Unsec. Sub. Notes, 6.88%, 02/01/20	6,000	6,203

Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	27,000	27,575

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	8,000	8,120

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	13,000	12,870

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	$10,000	$10,000

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	6,000	5,670

SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	8,000	5,000

7.50%, 02/15/23	2,000	1,230

8.75%, 01/15/20	4,000	2,740

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	11,000	11,220

6.50%, 01/01/23	4,000	4,090

Sr. Unsec. Notes, 6.13%, 11/15/22(b)	9,000	9,045

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	8,000	7,980

		693,252

Oil & Gas Refining & Marketing–0.12%

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	20,000	21,700

Oil & Gas Storage & Transportation–4.57%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	18,000	18,090

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.05%, 03/15/25	18,000	18,198

5.15%, 03/15/45	51,000	51,527

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	74,000	76,434

3.90%, 02/15/24	56,000	58,539

EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	65,000	64,522

Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes, 4.25%, 09/01/24	85,000	87,421

5.40%, 09/01/44	100,000	104,037

Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/25	59,000	59,567

4.50%, 03/15/45	48,000	49,342

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,612

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	$3,000	$2,734

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	2,000	2,080

Williams Partners L.P., Sr. Unsec. Global Notes, 4.00%, 09/15/25	105,000	103,191

5.10%, 09/15/45	89,000	86,159

Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	27,000	27,388

		814,841

Other Diversified Financial Services–0.95%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	112,197

Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	55,000	57,750

		169,947

Packaged Foods & Meats–0.80%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	21,000	21,735

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	97,000	102,435

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	3,000	3,116

Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	3,000	3,041

Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	2,000	2,090

6.63%, 08/15/22	4,000	4,310

WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	6,000	6,495

		143,222

Paper Packaging–1.18%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	2,000	2,085

4.88%, 11/15/22	12,000	12,510

Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	200,000	196,250

		210,845

	Principal Amount	Value

Paper Products–0.10%

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	$5,000	$5,250

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	9,000	9,270

Verso Paper Holdings LLC/Verso Paper Inc., Sr. Sec. Gtd. Bonds., 11.75%, 01/15/19	3,000	2,820

		17,340

Personal Products–0.41%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	59,061

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	14,000	14,613

		73,674

Pharmaceuticals–3.59%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.00%, 03/12/20	117,000	119,534

3.80%, 03/15/25	51,000	52,651

4.75%, 03/15/45	44,000	46,817

4.85%, 06/15/44	60,000	64,260

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	74,000	109,904

Perrigo Finance PLC, Sr. Unsec. Gtd. Notes, 3.90%, 12/15/24	200,000	206,933

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/21(b)	3,000	3,341

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	10,000	10,163

5.63%, 12/01/21(b)	14,000	14,263

7.50%, 07/15/21(b)	5,000	5,431

VRX Escrow Corp., Sr. Unsec. Notes, 5.88%, 05/15/23(b)	3,000	3,090

6.13%, 04/15/25(b)	3,000	3,120

		639,507

Property & Casualty Insurance–3.25%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	75,000	81,938

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	193,368

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	45,000	55,181

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,137

XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Yankee Bonds, 4.45%, 03/31/25	50,000	50,300

5.50%, 03/31/45	150,000	149,679

		578,603

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Railroads–0.30%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Notes, 3.00%, 04/01/25	$52,000	$52,559

Real Estate Development–0.03%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	5,000	4,788

Real Estate Services–0.02%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	4,000	4,060

Regional Banks–2.09%

Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50%(b)(d)	110,000	111,100

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	73,387

Unsec. Sub. Notes, 4.30%, 01/16/24	55,000	58,986

Series J, Jr. Unsec. Sub. Bonds, 4.90% (d)	45,000	43,762

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	39,277

SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	5,000	5,113

SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	30,000	29,814

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	10,000	11,250

		372,689

Reinsurance–0.37%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	65,958

Renewable Electricity–0.26%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	36,000	39,308

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	7,000	7,333

		46,641

Residential REIT’s–0.67%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	118,750

Restaurants–0.67%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	115,000	119,600

Security & Alarm Services–0.04%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	7,000	7,516

	Principal Amount	Value

Semiconductor Equipment–0.08%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$2,000	$2,075

Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	11,000	11,495

		13,570

Semiconductors–0.20%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	8,000	8,750

Micron Technology, Inc., Sr. Unsec. Global Bonds, 5.88%, 02/15/22	17,000	17,977

Sr. Unsec. Notes, 5.25%, 08/01/23(b)	5,000	5,113

5.50%, 02/01/25(b)	4,000	4,050

		35,890

Specialized Consumer Services–0.06%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 08/15/20	5,000	5,325

Sr. Unsec. Notes, 7.45%, 08/15/27	5,000	5,150

		10,475

Specialized Finance–3.18%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	85,000	87,736

Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	6,000	6,300

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	3,000	3,090

CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	56,245

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	10,000	11,238

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	110,000	125,860

Sr. Unsec. Global Notes, 2.75%, 07/15/19	45,000	46,041

4.88%, 02/15/24	158,000	175,881

5.25%, 07/15/44	35,000	40,044

MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	13,000	13,520

		565,955

Specialized REIT’s–2.02%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	9,000	9,495

Sr. Unsec. Notes, 4.88%, 04/15/22	9,000	9,360

EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	43,000	43,883

7.75%, 07/15/20	245,000	296,577

		359,315

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Specialty Chemicals–0.06%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	$10,000	$10,400

Specialty Stores–0.68%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	23,000	23,776

Tiffany & Co., Sr. Unsec. Notes, 3.80%, 10/01/24(b)	29,000	29,568

4.90%, 10/01/44(b)	66,000	68,178

		121,522

Steel–0.61%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 02/25/22	10,000	11,003

Cliffs Natural Resources Inc., Sec. Notes, 7.75%, 03/31/20(b)	8,000	4,840

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	3,000	3,233

Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	2,000	2,020

5.50%, 10/01/24(b)	9,000	9,180

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	3,000	3,101

7.38%, 02/01/20(b)	18,000	18,607

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	56,317

		108,301

Technology Hardware, Storage & Peripherals–0.78%

Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/45	55,000	51,793

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	45,000	46,744

Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	38,000	40,992

		139,529

Tobacco–0.87%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	55,000	61,413

Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	89,000	93,758

		155,171

Trading Companies & Distributors–0.06%

United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	10,000	10,662

	Principal Amount	Value

Wireless Telecommunication Services–2.47%

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	$120,000	$133,373

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	49,877

4.50%, 03/15/43	30,000	30,996

5.00%, 03/15/44	100,000	110,208

SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	18,000	17,707

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	15,000	13,894

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	12,000	11,445

11.50%, 11/15/21	2,000	2,430

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	27,000	29,970

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	6,000	6,045

7.63%, 02/15/25	10,000	9,975

7.88%, 09/15/23	6,000	6,135

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25	18,000	18,607

		440,662

Total Bonds and Notes (Cost $16,396,790)		17,296,657

U.S. Treasury Securities–2.66%

U.S. Treasury Bills–0.22%

0.08%, 08/20/15 (f)(g)	25,000	24,994

0.09%, 08/20/15 (f)(g)	15,000	14,996

		39,990

U.S. Treasury Notes–2.44%

1.38%, 03/31/20	311,300	311,337

2.00%, 02/15/25	122,300	123,092

		434,429

Total U.S. Treasury Securities (Cost $473,977)		474,419

	Shares

Preferred Stocks–1.09%

Investment Banking & Brokerage–0.77%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	137,550

Reinsurance–0.32%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	2,000	57,760

Total Preferred Stocks (Cost $175,000)		195,310

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.07%

Collateralized Mortgage Obligations–0.60%

Ginnie Mae REMICs, 1.60%, 09/20/64, IO	$349,308	$39,188

1.69%, 12/20/64, IO	579,627	67,744

		106,932

Federal Home Loan Mortgage Corp. (FHLMC)–0.24%

Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	2,722	3,102

6.00%, 05/01/17 to 12/01/31	30,282	34,198

5.50%, 09/01/17	4,528	4,748

		42,048

Federal National Mortgage Association (FNMA)–0.16%

Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	12,036	12,819

6.50%, 05/01/16 to 09/01/31	1,949	2,228

5.00%, 11/01/18	8,112	8,599

7.50%, 04/01/29	3,765	4,296

8.00%, 04/01/32	1,247	1,259

		29,201

Government National Mortgage Association (GNMA)–0.07%

Pass Through Ctfs., 7.50%, 06/15/23	3,620	3,969

8.50%, 11/15/24	1,265	1,271

7.00%, 07/15/31 to 08/15/31	1,424	1,710

6.50%, 11/15/31 to 03/15/32	2,904	3,340

6.00%, 11/15/32	1,335	1,539

		11,829

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $183,769)		190,010

Municipal Obligations–0.92%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(h)	65,000	41,601

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	55,000	56,631

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	50,000	65,588

Total Municipal Obligations (Cost $169,523)		163,820

Asset-Backed Securities–0.59%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(e)	19,566	19,645

	Principal Amount	Value

Asset-Backed Securities–(continued)

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(e)	$85,285	$85,933

Total Asset-Backed Securities (Cost $94,527)		105,578

	Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.01%

Adelphia Communications Corp. (i)	900	693

Adelphia Recovery Trust -Series ACC-1 (i)	87,412	254

		947

Paper Products–0.00%

Verso Corp. (j)	53	95

Total Common Stocks & Other Equity Interests (Cost $22,352)		1,042

TOTAL INVESTMENTS–103.44% (Cost $17,515,938)		18,426,836

OTHER ASSETS LESS LIABILITIES–(3.44)%		(612,715)

NET ASSETS–100.00%		$17,814,121

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $4,865,878, which represented 27.31% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes,	—	8.50%

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2015 represented less than 1% of the Fund’s Net Assets.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (Continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (Continued)

with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks

Invesco V.I. Core Plus Bond Fund

F.	Swap Agreements – (Continued)

involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

G.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$195,405	$254	$693	$196,352
U.S. Treasury Securities	—	474,419	—	474,419
Corporate Debt Securities	—	17,296,657	—	17,296,657
U.S. Government Sponsored Agency Securities	—	190,010	—	190,010
Asset-Backed Securities	—	105,578	—	105,578
Municipal Obligations	—	163,820	—	163,820
	195,405	18,230,738	693	18,426,836
Futures Contracts*	(868)	—	—	(868)
Swap Agreements*	—	(12,408)	—	(12,408)
Total Investments	$194,537	$18,218,330	$693	$18,413,560

*	Unrealized appreciation (depreciation).

Invesco V.I. Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements	$—	$(12,408)
Interest rate risk:
Futures contracts(a)	21,528	(22,396)
Total	$21,528	$(34,804)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended March 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(1,583)
Interest rate risk	(64,724)	—
Change in Unrealized Appreciation:
Credit risk	—	1,144
Interest rate risk	17,603	—
Total	$(47,121)	$(439)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$7,345,221	$250,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2 Year Treasury Notes	Long	7	June-2015	$1,534,094	$5,563
U.S. 5 Year Treasury Notes	Long	9	June-2015	1,081,898	11,934
U.S. Long Bond	Long	3	June-2015	491,625	4,031
U.S. 10 Year Treasury Notes	Short	24	June-2015	(3,093,750)	(18,427)
U.S. Ultra Bond	Short	5	June-2015	(849,375)	(3,969)
Total—Interest Rate Risk					$(868)

Invesco V.I. Core Plus Bond Fund

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(b)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.37%	$250,000	$8,924	$(12,408)

(b)	Implied credit spreads represent the current level as of March 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $5,771,519 and $5,712,143, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $4,153,190 and $4,238,212, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,073,591
Aggregate unrealized (depreciation) of investment securities	(162,770)
Net unrealized appreciation of investment securities	$910,821
Cost of investments for tax purposes is $17,516,015.

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VIDDI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.40%

Aerospace & Defense–3.59%

General Dynamics Corp.	61,039	$8,284,823
Raytheon Co.	69,570	7,600,523
		15,885,346

Air Freight & Logistics–0.74%

United Parcel Service, Inc. -Class B	33,824	3,278,899

Apparel Retail–1.01%

Guess?, Inc.	62,569	1,163,158
TJX Cos., Inc. (The)	47,086	3,298,374
		4,461,532

Apparel, Accessories & Luxury Goods–1.95%

Coach, Inc.	111,317	4,611,863
Columbia Sportswear Co.	66,256	4,034,991
		8,646,854

Asset Management & Custody Banks–2.46%

Federated Investors, Inc. -Class B	175,728	5,955,422
Legg Mason, Inc.	89,714	4,952,213
		10,907,635

Auto Parts & Equipment–0.92%

Johnson Controls, Inc.	80,756	4,073,333

Brewers–2.48%

Heineken N.V. (Netherlands)	143,628	10,969,079

Building Products–1.25%

Masco Corp.	206,711	5,519,184

Construction Machinery & Heavy Trucks–0.58%

Joy Global Inc.	65,899	2,581,923

Data Processing & Outsourced Services–1.03%

Automatic Data Processing, Inc.	53,451	4,577,544

Department Stores–0.99%

Marks & Spencer Group PLC (United Kingdom)	553,326	4,392,780

Distillers & Vintners–0.12%

Treasury Wine Estates Ltd. (Australia)	139,192	540,755

Drug Retail–2.16%

Walgreens Boots Alliance, Inc.	113,036	9,571,888

Electric Utilities–8.06%

American Electric Power Co., Inc.	94,250	5,301,562
Duke Energy Corp.	84,106	6,457,659
Entergy Corp.	38,636	2,993,904
Exelon Corp.	220,918	7,425,054
Pepco Holdings, Inc.	240,303	6,447,329

	Shares	Value

Electric Utilities–(continued)

PPL Corp.	209,438	$7,049,683
		35,675,191

Food Distributors–1.64%

Sysco Corp.	192,642	7,268,383

Gas Utilities–0.86%

AGL Resources Inc.	76,165	3,781,592

General Merchandise Stores–1.99%

Target Corp.	107,243	8,801,433

Health Care Equipment–1.50%

Medtronic PLC (Ireland)	14,169	1,105,040
Stryker Corp.	60,036	5,538,321
		6,643,361

Heavy Electrical Equipment–1.11%

ABB Ltd. (Switzerland)	231,896	4,922,838

Hotels, Resorts & Cruise Lines–2.09%

Accor S.A. (France)	105,010	5,485,010
Marriott International Inc. -Class A	47,015	3,776,245
		9,261,255

Household Products–2.99%

Kimberly-Clark Corp.	59,708	6,395,324
Procter & Gamble Co. (The)	83,491	6,841,252
		13,236,576

Housewares & Specialties–1.82%

Newell Rubbermaid Inc.	206,238	8,057,719

Industrial Machinery–0.78%

Pentair PLC (Ireland)	55,119	3,466,434

Integrated Oil & Gas–2.64%

Royal Dutch Shell PLC -Class B (United Kingdom)	183,336	5,697,444
TOTAL S.A. (France)	120,099	5,975,511
		11,672,955

Integrated Telecommunication Services–3.16%

AT&T Inc.	266,907	8,714,513
Deutsche Telekom AG (Germany)	289,172	5,294,749
		14,009,262

Investment Banking & Brokerage–1.35%

Charles Schwab Corp. (The)	195,842	5,961,430

Life & Health Insurance–1.87%

Lincoln National Corp.	61,728	3,546,891
StanCorp Financial Group, Inc.	69,095	4,739,917
		8,286,808

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Motorcycle Manufacturers–0.28%

Harley-Davidson, Inc.	20,390	$1,238,489

Movies & Entertainment–0.99%

Time Warner Inc.	51,931	4,385,054

Multi-Line Insurance–0.74%

Hartford Financial Services Group, Inc. (The)	78,671	3,290,021

Multi-Utilities–2.94%

Consolidated Edison, Inc.	101,088	6,166,368
Dominion Resources, Inc.	41,300	2,926,931
Sempra Energy	35,996	3,924,284
		13,017,583

Oil & Gas Drilling–1.08%

Nabors Industries Ltd. (Bermuda)	348,645	4,759,004

Oil & Gas Equipment & Services–1.15%

Baker Hughes Inc.	80,187	5,098,289

Packaged Foods & Meats–10.35%

Campbell Soup Co.	245,840	11,443,852
General Mills, Inc.	268,205	15,180,403
Kraft Foods Group, Inc.	128,758	11,216,753
Mead Johnson Nutrition Co.	31,449	3,161,568
Mondelez International Inc. -Class A	133,706	4,825,450
		45,828,026

Paper Packaging–1.30%

Avery Dennison Corp.	49,812	2,635,553
Sonoco Products Co.	68,469	3,112,601
		5,748,154

Paper Products–0.59%

International Paper Co.	46,702	2,591,494

Personal Products–0.78%

L’Oreal S.A. (France)	18,791	3,461,970

Pharmaceuticals–4.43%

Bristol-Myers Squibb Co.	56,484	3,643,218
Eli Lilly and Co.	114,077	8,287,694
Johnson & Johnson	51,981	5,229,288
Novartis AG (Switzerland)	24,866	2,460,245
		19,620,445

Property & Casualty Insurance–0.86%

Travelers Cos., Inc. (The)	34,998	3,784,334

Regional Banks–6.93%

Cullen/Frost Bankers, Inc.	22,086	1,525,701
Fifth Third Bancorp	184,717	3,481,915
KeyCorp	517,214	7,323,750
M&T Bank Corp.	37,753	4,794,631
SunTrust Banks, Inc.	112,810	4,635,363
Zions Bancorp.	330,865	8,933,355
		30,694,715

Restaurants–1.74%

Darden Restaurants, Inc.	111,241	7,713,451

	Shares	Value

Semiconductors–1.58%

Linear Technology Corp.	90,378	$4,229,691
Texas Instruments Inc.	48,575	2,777,761
		7,007,452

Soft Drinks–2.20%

Coca-Cola Co. (The)	239,716	9,720,484

Specialized REIT’s–0.55%

Weyerhaeuser Co.	72,800	2,413,320

Systems Software–0.40%

Microsoft Corp.	43,403	1,764,549

Thrifts & Mortgage Finance–1.59%

Hudson City Bancorp, Inc.	673,231	7,055,461

Tobacco–1.78%

Altria Group, Inc.	90,788	4,541,216
Philip Morris International Inc.	44,497	3,351,959
		7,893,175

Total Common Stocks & Other Equity Interests (Cost $297,043,020)		413,537,459

Money Market Funds–6.23%

Liquid Assets Portfolio –Institutional Class (b)	13,805,061	13,805,061
Premier Portfolio –Institutional Class (b)	13,805,061	13,805,061

Total Money Market Funds (Cost $27,610,122)		27,610,122
TOTAL INVESTMENTS–99.63% (Cost $324,653,142)		441,147,581
OTHER ASSETS LESS LIABILITIES–0.37%		1,618,771
NET ASSETS–100.00%		$442,766,352

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $5,835,504 and from Level 2 to Level 1 of $37,667,434, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$429,614,633	$11,532,948	$—	$441,147,581
Forward Foreign Currency Contracts*	—	222,181	—	222,181
Total Investments	$429,614,633	$11,755,129	$—	$441,369,762

* Unrealized appreciation.

Invesco V.I. Diversified Dividend Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation
05/22/2015	Citigroup Global Markets Inc.	EUR	8,099,574	USD	8,847,408	$8,715,197	$ 132,211
05/22/2015	Deutsche Bank Securities Inc.	EUR	5,422,144	USD	5,924,234	5,834,264	89,970
Total Forward Foreign Currency Contracts - Currency Risk							$ 222,181

   Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $10,369,286 and $13,971,746, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$123,318,700
Aggregate unrealized (depreciation) of investment securities	(7,445,283)
Net unrealized appreciation of investment securities	$115,873,417
Cost of investments for tax purposes is $325,274,164.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us MS-VIEWSP-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.44%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	6,571	$145,351

Omnicom Group Inc.	1,835	143,093

		288,444

Aerospace & Defense–2.18%

Boeing Co. (The)	933	140,025

General Dynamics Corp.	1,070	145,231

Honeywell International Inc.	1,398	145,826

L-3 Communications Holdings, Inc.	1,138	143,149

Lockheed Martin Corp.	717	145,522

Northrop Grumman Corp.	897	144,381

Precision Castparts Corp.	691	145,110

Raytheon Co.	1,328	145,084

Rockwell Collins, Inc.	1,517	146,466

Textron Inc.	3,306	146,555

United Technologies Corp.	1,191	139,585

		1,586,934

Agricultural & Farm Machinery–0.19%

Deere & Co.	1,582	138,726

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	3,056	144,854

Air Freight & Logistics–0.76%

C.H. Robinson Worldwide, Inc.	1,927	141,095

Expeditors International of Washington, Inc.	2,945	141,890

FedEx Corp.	816	135,007

United Parcel Service, Inc. -Class B	1,435	139,109

		557,101

Airlines–0.59%

American Airlines Group Inc.	2,875	151,742

Delta Air Lines, Inc.	3,110	139,826

Southwest Airlines Co.	3,179	140,830

		432,398

Alternative Carriers–0.19%

Level 3 Communications, Inc. (b)	2,601	140,038

Aluminum–0.18%

Alcoa Inc.	10,430	134,756

Apparel Retail–1.00%

Gap, Inc. (The)	3,428	148,535

L Brands, Inc.	1,555	146,621

Ross Stores, Inc.	1,334	140,550

TJX Cos., Inc. (The)	2,085	146,054

Urban Outfitters, Inc. (b)	3,156	144,072

		725,832

	Shares	Value

Apparel, Accessories & Luxury Goods–1.61%

Coach, Inc.	3,431	$142,146

Fossil Group, Inc. (b)	1,764	145,442

Hanesbrands, Inc.	4,340	145,433

Michael Kors Holdings Ltd. (b)	2,186	143,730

PVH Corp.	1,454	154,938

Ralph Lauren Corp.	1,088	143,072

Under Armour, Inc. -Class A (b)	1,860	150,195

VF Corp.	1,940	146,102

		1,171,058

Application Software–0.97%

Adobe Systems Inc. (b)	1,822	134,719

Autodesk, Inc. (b)	2,340	137,217

Citrix Systems, Inc. (b)	2,348	149,967

Intuit Inc.	1,447	140,301

salesforce.com, inc. (b)	2,191	146,381

		708,585

Asset Management & Custody Banks–1.92%

Affiliated Managers Group, Inc. (b)	670	143,903

Ameriprise Financial, Inc.	1,060	138,690

Bank of New York Mellon Corp. (The)	3,456	139,069

BlackRock, Inc.	384	140,483

Franklin Resources, Inc.	2,694	138,256

Invesco Ltd. (c)	3,505	139,113

Legg Mason, Inc.	2,528	139,546

Northern Trust Corp.	1,997	139,091

State Street Corp.	1,928	141,766

T. Rowe Price Group Inc.	1,721	139,367

		1,399,284

Auto Parts & Equipment–0.60%

BorgWarner, Inc.	2,407	145,576

Delphi Automotive PLC (United Kingdom)	1,842	146,881

Johnson Controls, Inc.	2,898	146,175

		438,632

Automobile Manufacturers–0.38%

Ford Motor Co.	8,737	141,015

General Motors Co.	3,719	139,463

		280,478

Automotive Retail–0.82%

AutoNation, Inc. (b)	2,300	147,959

AutoZone, Inc. (b)	216	147,347

CarMax, Inc. (b)	2,235	154,237

O’Reilly Automotive, Inc. (b)	672	145,313

		594,856

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.36%

Alexion Pharmaceuticals, Inc. (b)	799	$138,467

Amgen Inc.	917	146,582

Biogen Inc. (b)	342	144,406

Celgene Corp. (b)	1,201	138,451

Gilead Sciences, Inc. (b)	1,420	139,345

Regeneron Pharmaceuticals, Inc. (b)	328	148,085

Vertex Pharmaceuticals Inc. (b)	1,140	134,486

		989,822

Brewers–0.19%

Molson Coors Brewing Co. -Class B	1,890	140,710

Broadcasting–0.56%

CBS Corp. -Class B	2,322	140,783

Discovery Communications, Inc. -Class A (b)	1,589	48,878

Discovery Communications, Inc. -Class C (b)	2,925	86,214

Scripps Networks Interactive Inc. -Class A	1,968	134,926

		410,801

Building Products–0.40%

Allegion PLC	2,433	148,827

Masco Corp.	5,348	142,791

		291,618

Cable & Satellite–0.77%

Cablevision Systems Corp. -Class A	7,925	145,027

Comcast Corp. -Class A	2,396	135,302

DIRECTV (b)	1,660	141,266

Time Warner Cable Inc.	912	136,691

		558,286

Casinos & Gaming–0.19%

Wynn Resorts Ltd.	1,113	140,104

Coal & Consumable Fuels–0.20%

CONSOL Energy Inc.	5,328	148,598

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	1,689	148,294

Communications Equipment–1.19%

Cisco Systems, Inc.	5,065	139,414

F5 Networks, Inc. (b)	1,259	144,709

Harris Corp.	1,968	155,000

Juniper Networks, Inc.	6,041	136,406

Motorola Solutions, Inc.	2,195	146,341

QUALCOMM, Inc.	2,062	142,979

		864,849

Computer & Electronics Retail–0.36%

Best Buy Co., Inc.	3,491	131,925

GameStop Corp. -Class A	3,477	131,987

		263,912

Construction & Engineering–0.60%

Fluor Corp.	2,506	143,243

	Shares	Value

Construction & Engineering–(continued)

Jacobs Engineering Group, Inc. (b)	3,274	$147,854

Quanta Services, Inc. (b)	5,139	146,615

		437,712

Construction Machinery & Heavy Trucks–0.78%

Caterpillar Inc.	1,785	142,854

Cummins Inc.	1,020	141,413

Joy Global Inc.	3,625	142,027

PACCAR Inc.	2,292	144,717

		571,011

Construction Materials–0.38%

Martin Marietta Materials, Inc.	997	139,381

Vulcan Materials Co.	1,672	140,949

		280,330

Consumer Electronics–0.39%

Garmin Ltd.	2,948	140,089

Harman International Industries, Inc.	1,085	144,988

		285,077

Consumer Finance–0.77%

American Express Co.	1,755	137,101

Capital One Financial Corp.	1,768	139,354

Discover Financial Services	2,385	134,395

Navient Corp.	7,341	149,242

		560,092

Data Processing & Outsourced Services–2.16%

Alliance Data Systems Corp. (b)	498	147,532

Automatic Data Processing, Inc.	1,647	141,049

Computer Sciences Corp.	2,100	137,088

Fidelity National Information Services, Inc.	2,167	147,486

Fiserv, Inc. (b)	1,827	145,064

MasterCard, Inc. -Class A	1,612	139,261

Paychex, Inc.	2,835	140,659

Total System Services, Inc.	3,733	142,414

Visa Inc. -Class A	2,128	139,192

Western Union Co. (The)	7,254	150,956

Xerox Corp.	11,101	142,648

		1,573,349

Department Stores–0.60%

Kohl’s Corp.	1,910	149,458

Macy’s, Inc.	2,233	144,944

Nordstrom, Inc.	1,760	141,363

		435,765

Distillers & Vintners–0.39%

Brown-Forman Corp. -Class B	1,596	144,199

Constellation Brands, Inc. -Class A (b)	1,215	141,195

		285,394

Distributors–0.19%

Genuine Parts Co.	1,497	139,505

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–1.14%

Bank of America Corp.	8,796	$135,370

Citigroup Inc.	2,643	136,167

Comerica Inc.	3,083	139,136

JPMorgan Chase & Co.	2,320	140,546

U.S. Bancorp	3,195	139,526

Wells Fargo & Co.	2,547	138,557

		829,302

Diversified Chemicals–0.75%

Dow Chemical Co. (The)	3,007	144,276

E. I. du Pont de Nemours and Co.	1,757	125,573

Eastman Chemical Co.	2,032	140,736

FMC Corp.	2,349	134,480

		545,065

Diversified Metals & Mining–0.20%

Freeport-McMoRan Inc.	7,803	147,867

Diversified Support Services–0.19%

Cintas Corp.	1,713	139,832

Drug Retail–0.39%

CVS Health Corp.	1,370	141,398

Walgreens Boots Alliance, Inc.	1,689	143,024

		284,422

Electric Utilities–2.58%

American Electric Power Co., Inc.	2,558	143,887

Duke Energy Corp.	1,897	145,652

Edison International	2,252	140,682

Entergy Corp.	1,896	146,921

Eversource Energy	2,880	145,498

Exelon Corp.	4,369	146,842

FirstEnergy Corp.	4,090	143,395

NextEra Energy, Inc.	1,406	146,294

Pepco Holdings, Inc.	5,279	141,636

Pinnacle West Capital Corp.	2,279	145,286

PPL Corp.	4,450	149,787

Southern Co. (The)	3,220	142,582

Xcel Energy, Inc.	4,195	146,028

		1,884,490

Electrical Components & Equipment–0.79%

AMETEK, Inc.	2,715	142,646

Eaton Corp. PLC	2,113	143,557

Emerson Electric Co.	2,561	145,004

Rockwell Automation, Inc.	1,268	147,075

		578,282

Electronic Components–0.39%

Amphenol Corp. -Class A	2,442	143,907

Corning Inc.	6,154	139,573

		283,480

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	4,536	141,886

	Shares	Value

Electronic Manufacturing Services–0.20%

TE Connectivity Ltd. (Switzerland)	1,992	$142,667

Environmental & Facilities Services–0.59%

Republic Services, Inc.	3,470	140,743

Stericycle, Inc. (b)	1,037	145,626

Waste Management, Inc.	2,654	143,926

		430,295

Fertilizers & Agricultural Chemicals–0.57%

CF Industries Holdings, Inc.	483	137,018

Monsanto Co.	1,210	136,173

Mosaic Co. (The)	3,022	139,193

		412,384

Food Distributors–0.19%

Sysco Corp.	3,669	138,431

Food Retail–0.38%

Kroger Co. (The)	1,853	142,051

Whole Foods Market, Inc.	2,610	135,929

		277,980

Footwear–0.20%

NIKE, Inc. -Class B	1,476	148,087

Gas Utilities–0.20%

AGL Resources Inc.	2,987	148,304

General Merchandise Stores–0.78%

Dollar General Corp. (b)	1,905	143,599

Dollar Tree, Inc. (b)	1,727	140,137

Family Dollar Stores, Inc.	1,784	141,364

Target Corp.	1,786	146,577

		571,677

Gold–0.19%

Newmont Mining Corp.	6,347	137,793

Health Care Distributors–1.00%

AmerisourceBergen Corp.	1,332	151,409

Cardinal Health, Inc.	1,605	144,883

Henry Schein, Inc. (b)	1,037	144,786

McKesson Corp.	629	142,280

Patterson Cos. Inc.	2,918	142,369

		725,727

Health Care Equipment–2.37%

Abbott Laboratories	3,018	139,824

Baxter International Inc.	2,101	143,918

Becton, Dickinson and Co.	998	143,303

Boston Scientific Corp. (b)	8,521	151,248

C.R. Bard, Inc.	853	142,750

Edwards Lifesciences Corp. (b)	1,045	148,871

Intuitive Surgical, Inc. (b)	286	144,439

Medtronic PLC	1,850	144,281

St. Jude Medical, Inc.	2,135	139,629

Stryker Corp.	1,549	142,895

Varian Medical Systems, Inc. (b)	1,514	142,452

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Zimmer Holdings, Inc.	1,217	$143,022

		1,726,632

Health Care Facilities–0.61%

HCA Holdings, Inc. (b)	1,971	148,278

Tenet Healthcare Corp. (b)	2,992	148,134

Universal Health Services, Inc. -Class B	1,240	145,961

		442,373

Health Care REIT’s–0.61%

HCP, Inc.	3,521	152,143

Health Care REIT, Inc.	1,894	146,520

Ventas, Inc.	2,018	147,354

		446,017

Health Care Services–0.80%

DaVita HealthCare Partners Inc. (b)	1,750	142,240

Express Scripts Holding Co. (b)	1,738	150,806

Laboratory Corp. of America Holdings (b)	1,143	144,121

Quest Diagnostics Inc.	1,934	148,628

		585,795

Health Care Supplies–0.20%

DENTSPLY International Inc.	2,800	142,492

Health Care Technology–0.20%

Cerner Corp. (b)	2,011	147,326

Home Entertainment Software–0.21%

Electronic Arts Inc. (b)	2,559	150,508

Home Furnishings–0.40%

Leggett & Platt, Inc.	3,112	143,432

Mohawk Industries, Inc. (b)	792	147,114

		290,546

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	1,232	139,968

Lowe’s Cos., Inc.	1,908	141,936

		281,904

Homebuilding–0.62%

D.R. Horton, Inc.	5,371	152,966

Lennar Corp. -Class A	2,876	149,006

PulteGroup Inc.	6,723	149,452

		451,424

Homefurnishing Retail–0.20%

Bed Bath & Beyond Inc. (b)	1,893	145,335

Hotel and Resort REIT’s–0.19%

Host Hotels & Resorts Inc.	6,804	137,305

Hotels, Resorts & Cruise Lines–1.00%

Carnival Corp.	3,122	149,357

Marriott International Inc. -Class A	1,723	138,391

Royal Caribbean Cruises Ltd.	1,824	149,294

Starwood Hotels & Resorts Worldwide, Inc.	1,751	146,209

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp.	1,579	$142,852

		726,103

Household Appliances–0.20%

Whirlpool Corp.	715	144,473

Household Products–0.78%

Clorox Co. (The)	1,300	143,507

Colgate-Palmolive Co.	2,067	143,326

Kimberly-Clark Corp.	1,337	143,206

Procter & Gamble Co. (The)	1,728	141,592

		571,631

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	3,666	143,231

Human Resource & Employment Services–0.19%

Robert Half International, Inc.	2,350	142,222

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	947	143,466

Wal-Mart Stores, Inc.	1,731	142,374

		285,840

Independent Power Producers & Energy Traders–0.42%

AES Corp. (The)	11,874	152,581

NRG Energy, Inc.	6,030	151,896

		304,477

Industrial Conglomerates–0.78%

3M Co.	870	143,507

Danaher Corp.	1,660	140,934

General Electric Co. (d)	5,652	140,226

Roper Industries, Inc.	847	145,684

		570,351

Industrial Gases–0.56%

Air Products and Chemicals, Inc.	930	140,690

Airgas, Inc.	1,231	130,622

Praxair, Inc.	1,142	137,885

		409,197

Industrial Machinery–1.94%

Dover Corp.	1,986	137,272

Flowserve Corp.	2,510	141,790

Illinois Tool Works Inc.	1,448	140,659

Ingersoll-Rand PLC	2,104	143,240

Pall Corp.	1,420	142,554

Parker Hannifin Corp.	1,201	142,655

Pentair PLC (United Kingdom)	2,219	139,553

Snap-on Inc.	992	145,883

Stanley Black & Decker Inc.	1,470	140,179

Xylem, Inc.	4,089	143,197

		1,416,982

Industrial REIT’s–0.20%

Prologis, Inc.	3,339	145,447

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Insurance Brokers–0.39%

Aon PLC	1,460	$140,335

Marsh & McLennan Cos., Inc.	2,522	141,459

		281,794

Integrated Oil & Gas–0.78%

Chevron Corp.	1,392	146,132

Exxon Mobil Corp.	1,686	143,310

Hess Corp.	2,056	139,541

Occidental Petroleum Corp.	1,944	141,912

		570,895

Integrated Telecommunication Services–0.96%

AT&T Inc.	4,320	141,048

CenturyLink Inc.	4,112	142,070

Frontier Communications Corp.	19,443	137,073

Verizon Communications Inc.	2,897	140,881

Windstream Holdings Inc.	18,772	138,913

		699,985

Internet Retail–0.97%

Amazon.com, Inc. (b)	381	141,770

Expedia, Inc.	1,548	145,713

Netflix Inc. (b)	322	134,174

Priceline Group Inc. (The) (b)	122	142,026

TripAdvisor Inc. (b)	1,714	142,554

		706,237

Internet Software & Services–1.38%

Akamai Technologies, Inc. (b)	1,998	141,948

eBay Inc. (b)	2,396	138,201

Equinix, Inc.	613	142,737

Facebook Inc. -Class A (b)	1,812	148,974

Google Inc. -Class A (b)	128	71,002

Google Inc. -Class C (b)	128	70,144

VeriSign, Inc. (b)	2,224	148,941

Yahoo! Inc. (b)	3,301	146,680

		1,008,627

Investment Banking & Brokerage–0.78%

Charles Schwab Corp. (The)	4,658	141,789

E*TRADE Financial Corp. (b)	5,059	144,460

Goldman Sachs Group, Inc. (The)	747	140,414

Morgan Stanley	3,894	138,977

		565,640

IT Consulting & Other Services–0.81%

Accenture PLC -Class A	1,610	150,841

Cognizant Technology Solutions Corp. -Class A (b)	2,314	144,370

International Business Machines Corp.	917	147,179

Teradata Corp. (b)	3,358	148,222

		590,612

	Shares	Value

Leisure Products–0.38%

Hasbro, Inc.	2,330	$147,349

Mattel, Inc.	5,652	129,148

		276,497

Life & Health Insurance–1.37%

Aflac, Inc.	2,278	145,815

Lincoln National Corp.	2,455	141,064

MetLife, Inc.	2,756	139,316

Principal Financial Group, Inc.	2,805	144,093

Prudential Financial, Inc.	1,743	139,980

Torchmark Corp.	2,641	145,044

Unum Group	4,270	144,027

		999,339

Life Sciences Tools & Services–0.81%

Agilent Technologies, Inc.	3,462	143,846

PerkinElmer, Inc.	2,982	152,500

Thermo Fisher Scientific, Inc.	1,110	149,117

Waters Corp. (b)	1,169	145,330

		590,793

Managed Health Care–1.01%

Aetna Inc.	1,359	144,774

Anthem, Inc.	943	145,609

Cigna Corp.	1,151	148,985

Humana Inc.	849	151,139

UnitedHealth Group Inc.	1,227	145,142

		735,649

Metal & Glass Containers–0.40%

Ball Corp.	2,046	144,529

Owens-Illinois, Inc. (b)	6,194	144,444

		288,973

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	2,407	146,201

Movies & Entertainment–0.77%

Time Warner Inc.	1,682	142,028

Twenty-First Century Fox, Inc. -Class A	4,160	140,774

Viacom Inc. -Class B	2,077	141,859

Walt Disney Co. (The)	1,329	139,399

		564,060

Multi-Line Insurance–0.97%

American International Group, Inc.	2,559	140,208

Assurant, Inc.	2,311	141,918

Genworth Financial Inc. -Class A (b)	19,258	140,776

Hartford Financial Services Group, Inc. (The)	3,365	140,724

Loews Corp.	3,544	144,702

		708,328

Multi-Sector Holdings–0.38%

Berkshire Hathaway Inc. -Class B (b)	983	141,867

Leucadia National Corp.	6,000	133,740

		275,607

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities–2.79%

Ameren Corp.	3,440	$145,168

CenterPoint Energy, Inc.	6,890	140,625

CMS Energy Corp.	4,226	147,530

Consolidated Edison, Inc.	2,326	141,886

Dominion Resources, Inc.	2,052	145,425

DTE Energy Co.	1,820	146,856

Integrys Energy Group, Inc.	1,987	143,104

NiSource Inc.	3,422	151,115

PG&E Corp.	2,732	144,987

Public Service Enterprise Group Inc.	3,489	146,259

SCANA Corp.	2,691	147,978

Sempra Energy	1,330	144,997

TECO Energy, Inc.	7,528	146,043

Wisconsin Energy Corp.	2,935	145,282

		2,037,255

Office REIT’s–0.60%

Boston Properties, Inc.	1,040	146,099

SL Green Realty Corp.	1,110	142,502

Vornado Realty Trust	1,333	149,296

		437,897

Office Services & Supplies–0.20%

Pitney Bowes Inc.	6,307	147,079

Oil & Gas Drilling–1.02%

Diamond Offshore Drilling, Inc.	5,298	141,933

Ensco PLC -Class A	6,917	145,741

Helmerich & Payne, Inc.	2,267	154,315

Noble Corp. PLC	10,438	149,055

Transocean Ltd.	10,407	152,671

		743,715

Oil & Gas Equipment & Services–1.22%

Baker Hughes Inc.	2,404	152,846

Cameron International Corp. (b)	3,290	148,445

FMC Technologies, Inc. (b)	3,861	142,896

Halliburton Co.	3,507	153,887

National Oilwell Varco Inc.	2,884	144,171

Schlumberger Ltd.	1,759	146,771

		889,016

Oil & Gas Exploration & Production–3.48%

Anadarko Petroleum Corp.	1,804	149,389

Apache Corp.	2,384	143,827

Cabot Oil & Gas Corp.	5,033	148,625

Chesapeake Energy Corp.	10,256	145,225

Cimarex Energy Co.	1,325	152,494

ConocoPhillips	2,296	142,949

Devon Energy Corp.	2,452	147,880

EOG Resources, Inc.	1,656	151,839

EQT Corp.	1,855	153,724

Marathon Oil Corp.	5,489	143,318

Murphy Oil Corp.	3,022	140,825

Newfield Exploration Co. (b)	4,513	158,361

Noble Energy, Inc.	3,219	157,409

Pioneer Natural Resources Co.	914	149,448

QEP Resources Inc.	6,934	144,574

Range Resources Corp.	3,124	162,573

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	6,333	$146,862

		2,539,322

Oil & Gas Refining & Marketing–0.83%

Marathon Petroleum Corp.	1,470	150,513

Phillips 66	1,896	149,026

Tesoro Corp.	1,640	149,716

Valero Energy Corp.	2,418	153,833

		603,088

Oil & Gas Storage & Transportation–0.83%

Kinder Morgan Inc.	3,545	149,103

ONEOK, Inc.	3,154	152,149

Spectra Energy Corp.	4,187	151,444

Williams Cos., Inc. (The)	3,067	155,159

		607,855

Packaged Foods & Meats–2.68%

Campbell Soup Co.	3,126	145,515

ConAgra Foods, Inc.	4,170	152,330

General Mills, Inc.	2,726	154,292

Hershey Co. (The)	1,416	142,889

Hormel Foods Corp.	2,561	145,593

JM Smucker Co. (The)	1,274	147,440

Kellogg Co.	2,277	150,168

Keurig Green Mountain Inc.	1,134	126,702

Kraft Foods Group, Inc.	2,295	199,929

McCormick & Co., Inc.	1,966	151,598

Mead Johnson Nutrition Co.	1,423	143,054

Mondelez International Inc. -Class A	4,101	148,005

Tyson Foods, Inc. -Class A	3,781	144,812

		1,952,327

Paper Packaging–0.58%

Avery Dennison Corp.	2,728	144,338

MeadWestvaco Corp.	2,779	138,589

Sealed Air Corp.	3,096	141,054

		423,981

Paper Products–0.20%

International Paper Co.	2,587	143,553

Personal Products–0.20%

Estee Lauder Cos. Inc. (The) -Class A	1,756	146,029

Pharmaceuticals–2.54%

AbbVie Inc.	2,440	142,838

Actavis PLC (b)	474	140,939

Bristol-Myers Squibb Co.	2,116	136,482

Eli Lilly and Co.	2,025	147,116

Endo International PLC (b)	1,620	145,314

Hospira, Inc. (b)	1,615	141,862

Johnson & Johnson	1,426	143,456

Mallinckrodt PLC (b)	1,139	144,254

Merck & Co., Inc.	2,518	144,735

Mylan N.V. (b)	2,368	140,541

Perrigo Co. PLC	850	140,717

Pfizer Inc.	4,163	144,831

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Zoetis Inc.	3,046	$140,999

		1,854,084

Property & Casualty Insurance–1.38%

ACE Ltd.	1,266	141,146

Allstate Corp. (The)	2,029	144,404

Chubb Corp. (The)	1,410	142,551

Cincinnati Financial Corp.	2,664	141,938

Progressive Corp. (The)	5,342	145,303

Travelers Cos., Inc. (The)	1,325	143,272

XL Group PLC	3,911	143,925

		1,002,539

Publishing–0.39%

Gannett Co., Inc.	3,980	147,578

News Corp. -Class A (b)	8,475	135,685

		283,263

Railroads–0.73%

CSX Corp.	4,147	137,348

Kansas City Southern	1,236	126,171

Norfolk Southern Corp.	1,302	134,002

Union Pacific Corp.	1,235	133,763

		531,284

Real Estate Services–0.22%

CBRE Group, Inc. -Class A (b)	4,098	158,634

Regional Banks–1.72%

BB&T Corp.	3,653	142,431

Fifth Third Bancorp	7,417	139,810

Huntington Bancshares Inc.	12,728	140,644

KeyCorp	9,755	138,131

M&T Bank Corp.	1,129	143,383

PNC Financial Services Group, Inc. (The)	1,478	137,809

Regions Financial Corp.	14,283	134,974

SunTrust Banks, Inc.	3,335	137,035

Zions Bancorp.	5,129	138,483

		1,252,700

Research & Consulting Services–0.59%

Dun & Bradstreet Corp. (The)	1,107	142,094

Equifax Inc.	1,543	143,499

Nielsen N.V.	3,322	148,062

		433,655

Residential REIT’s–0.79%

Apartment Investment & Management Co. -Class A	3,687	145,120

AvalonBay Communities, Inc.	828	144,279

Equity Residential	1,836	142,951

Essex Property Trust, Inc.	619	142,308

		574,658

Restaurants–0.99%

Chipotle Mexican Grill, Inc. (b)	209	135,963

Darden Restaurants, Inc.	2,243	155,530

McDonald’s Corp.	1,468	143,042

	Shares	Value

Restaurants–(continued)

Starbucks Corp.	1,516	$143,565

Yum! Brands, Inc.	1,825	143,664

		721,764

Retail REIT’s–0.77%

General Growth Properties, Inc.	4,773	141,042

Kimco Realty Corp.	5,408	145,205

Macerich Co. (The)	1,498	126,326

Simon Property Group, Inc.	768	150,252

		562,825

Security & Alarm Services–0.41%

ADT Corp. (The) (d)	3,686	153,042

Tyco International PLC	3,363	144,811

		297,853

Semiconductor Equipment–0.54%

Applied Materials, Inc.	5,839	131,728

KLA-Tencor Corp.	2,331	135,874

Lam Research Corp.	1,797	126,212

		393,814

Semiconductors–2.58%

Altera Corp.	4,037	173,228

Analog Devices, Inc.	2,460	154,980

Avago Technologies Ltd. (Singapore)	1,131	143,614

Broadcom Corp. -Class A	3,185	137,895

First Solar, Inc. (b)	2,335	139,610

Intel Corp. (d)	4,576	143,091

Linear Technology Corp.	3,012	140,962

Microchip Technology Inc.	2,857	139,707

Micron Technology, Inc. (b)	4,928	133,697

NVIDIA Corp.	6,235	130,467

Skyworks Solutions, Inc.	1,522	149,597

Texas Instruments Inc.	2,475	141,533

Xilinx, Inc.	3,559	150,546

		1,878,927

Soft Drinks–1.00%

Coca-Cola Co. (The)	3,545	143,750

Coca-Cola Enterprises, Inc.	3,381	149,440

Dr Pepper Snapple Group, Inc.	1,844	144,717

Monster Beverage Corp. (b)	1,044	144,485

PepsiCo, Inc.	1,499	143,334

		725,726

Specialized Consumer Services–0.20%

H&R Block, Inc.	4,449	142,679

Specialized Finance–0.98%

CME Group Inc. -Class A	1,461	138,371

Intercontinental Exchange, Inc.	617	143,928

McGraw Hill Financial, Inc.	1,356	140,210

Moody’s Corp.	1,463	151,860

NASDAQ OMX Group, Inc. (The)	2,816	143,447

		717,816

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized REIT’s–1.17%

American Tower Corp.	1,501	$141,319

Crown Castle International Corp.	1,666	137,512

Iron Mountain Inc.	3,856	140,667

Plum Creek Timber Co., Inc.	3,363	146,122

Public Storage	750	147,855

Weyerhaeuser Co.	4,281	141,915

		855,390

Specialty Chemicals–0.97%

Ecolab Inc.	1,235	141,259

International Flavors & Fragrances Inc.	1,198	140,645

PPG Industries, Inc.	622	140,286

Sherwin-Williams Co. (The)	495	140,828

Sigma-Aldrich Corp.	1,025	141,706

		704,724

Specialty Stores–0.59%

Staples, Inc.	8,840	143,959

Tiffany & Co.	1,649	145,129

Tractor Supply Co.	1,640	139,498

		428,586

Steel–0.39%

Allegheny Technologies, Inc.	4,755	142,697

Nucor Corp.	3,024	143,731

		286,428

Systems Software–1.01%

CA, Inc.	4,509	147,038

Microsoft Corp.	3,419	138,999

Oracle Corp.	3,324	143,431

Red Hat, Inc. (b)	2,139	162,029

Symantec Corp.	6,059	141,569

		733,066

Technology Hardware, Storage & Peripherals–1.28%

Apple Inc.	1,144	142,348

EMC Corp.	5,443	139,123

Hewlett-Packard Co. (d)	4,364	135,982

NetApp, Inc.	3,844	136,308

SanDisk Corp.	1,687	107,327

Seagate Technology PLC	2,632	136,943

Western Digital Corp.	1,455	132,420

		930,451

Thrifts & Mortgage Finance–0.39%

Hudson City Bancorp, Inc.	13,863	145,284

People’s United Financial Inc.	9,390	142,728

		288,012

Tires & Rubber–0.21%

Goodyear Tire & Rubber Co. (The)	5,608	151,865

Tobacco–0.76%

Altria Group, Inc.	2,755	137,805

Lorillard, Inc.	2,114	138,150

Philip Morris International Inc.	1,821	137,176

	Shares	Value

Tobacco –(continued)

Reynolds American Inc.	2,025	$139,543

		552,674

Trading Companies & Distributors–0.60%

Fastenal Co.	3,466	143,614

United Rentals, Inc. (b)	1,611	146,859

W.W. Grainger, Inc.	613	144,551

		435,024

Trucking–0.20%

Ryder System, Inc.	1,519	144,138

Total Common Stocks & Other Equity Interests (Cost $29,038,236)		71,765,720

Money Market Funds–1.60%

Liquid Assets Portfolio –Institutional Class (e)	581,270	581,270

Premier Portfolio –Institutional Class (e)	581,271	581,271

Total Money Market Funds (Cost $1,162,541)		1,162,541

TOTAL INVESTMENTS–100.04% (Cost $30,200,777)		72,928,261

OTHER ASSETS LESS LIABILITIES–(0.04)%		(27,826)

NET ASSETS–100.00%		$72,900,435

Investment Abbreviations:

REIT           —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$72,928,261	$--	$--	$72,928,261
Futures Contracts*	(3,767)	--	--	(3,767)
Total Investments	$72,924,494	$--	$--	$72,924,494
* Unrealized appreciation (depreciation).

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 03/31/15	Dividend Income
Invesco Ltd.	$ 138,004	$ 2,338	$ (1,800)	$ 567	$ 4	$ 139,113	$ 873

NOTE 4 -- Derivative Investments

	Open Futures Contracts - Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	11	June-2015	$ 1,133,440	$ (3,767)

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $5,229,932 and $4,155,602, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,390,695
Aggregate unrealized (depreciation) of investment securities	(702,989)
Net unrealized appreciation of investment securities	$41,687,706
Cost of investments for tax purposes is $31,240,555.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VIEQI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.35%

Aerospace & Defense–0.93%

General Dynamics Corp.	94,316	$12,801,511

Agricultural Products–0.72%

Archer-Daniels-Midland Co.	210,136	9,960,446

Application Software–1.19%

Adobe Systems Inc. (b)	110,452	8,166,821
Citrix Systems, Inc. (b)	128,641	8,216,301
		16,383,122

Asset Management & Custody Banks–1.63%

Northern Trust Corp.	135,205	9,417,028
State Street Corp.	177,163	13,026,796
		22,443,824

Automobile Manufacturers–0.83%

General Motors Co.	305,221	11,445,787

Biotechnology–0.84%

Amgen Inc.	72,785	11,634,682

Broadcasting–0.18%

CBS Corp. -Class B	41,560	2,519,783

Cable & Satellite–1.77%

Comcast Corp. -Class A	263,888	14,901,756
Time Warner Cable Inc.	63,372	9,498,195
		24,399,951

Communications Equipment–0.92%

Cisco Systems, Inc.	462,206	12,722,220

Construction Machinery & Heavy Trucks–0.48%

Caterpillar Inc.	82,040	6,565,661

Consumer Finance–0.14%

Synchrony Financial (b)	62,925	1,909,774

Diversified Banks–7.93%

Bank of America Corp.	1,298,138	19,978,344
Citigroup Inc.	800,114	41,221,873
Comerica Inc.	195,788	8,835,912
JPMorgan Chase & Co.	644,434	39,039,812
		109,075,941

Diversified Chemicals–0.35%

Dow Chemical Co. (The)	99,098	4,754,722

Electric Utilities–0.37%

FirstEnergy Corp.	146,136	5,123,528

	Shares	Value

Electronic Components–0.74%

Corning Inc.	446,606	$10,129,024

General Merchandise Stores–1.30%

Target Corp.	218,398	17,923,924

Health Care Equipment–1.24%

Baxter International Inc.	71,017	4,864,664
Medtronic PLC	157,035	12,247,160
		17,111,824

Health Care Services–0.54%

Express Scripts Holding Co. (b)	85,926	7,455,799

Hotels, Resorts & Cruise Lines–1.12%

Carnival Corp.	322,574	15,431,940

Household Products–0.77%

Procter & Gamble Co. (The)	128,846	10,557,641

Hypermarkets & Super Centers–1.10%

Wal-Mart Stores, Inc.	184,731	15,194,125

Industrial Conglomerates–1.90%

General Electric Co.	1,052,319	26,108,034

Industrial Machinery–0.85%

Ingersoll-Rand PLC	171,951	11,706,424

Insurance Brokers–2.04%

Aon PLC	100,224	9,633,531
Marsh & McLennan Cos., Inc.	177,335	9,946,720
Willis Group Holdings PLC	176,637	8,510,371
		28,090,622

Integrated Oil & Gas–3.40%

Exxon Mobil Corp.	98,031	8,332,635
Occidental Petroleum Corp.	101,150	7,383,950
Royal Dutch Shell PLC -Class A (United Kingdom)	683,934	20,332,582
TOTAL S.A. (France)	217,073	10,800,441
		46,849,608

Integrated Telecommunication Services–1.10%

Koninklijke KPN N.V. (Netherlands)	649,968	2,199,388
Orange S.A. (France)	145,296	2,337,866
Telecom Italia S.p.A. (Italy)(b)	1,357,396	1,593,744
Telefónica, S.A. (Spain)	98,339	1,399,265
Telefónica, S.A. -Rts. (Spain)(b)	98,339	15,860
Verizon Communications Inc.	155,411	7,557,637
		15,103,760

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Internet Software & Services–1.09%

eBay Inc. (b)	259,961	$14,994,550

Investment Banking & Brokerage–3.08%

Charles Schwab Corp. (The)	369,579	11,249,985
Goldman Sachs Group, Inc. (The)	52,202	9,812,410
Morgan Stanley	597,545	21,326,381
		42,388,776

IT Consulting & Other Services–0.72%

Amdocs Ltd.	181,901	9,895,414

Managed Health Care–1.54%

Anthem, Inc.	66,199	10,221,788
UnitedHealth Group Inc.	93,195	11,024,036
		21,245,824

Movies & Entertainment–0.89%

Time Warner Inc.	71,742	6,057,895
Viacom Inc. -Class B	90,327	6,169,334
		12,227,229

Multi-Utilities–0.45%

PG&E Corp.	116,033	6,157,871

Oil & Gas Drilling–0.29%

Ensco PLC -Class A	188,652	3,974,898

Oil & Gas Equipment & Services–0.84%

Baker Hughes Inc.	181,332	11,529,089

Oil & Gas Exploration & Production–1.87%

Anadarko Petroleum Corp.	88,545	7,332,412
Apache Corp.	162,206	9,785,888
Canadian Natural Resources Ltd. (Canada)	280,047	8,583,155
		25,701,455

Other Diversified Financial Services–0.96%

Voya Financial, Inc.	305,434	13,167,260

Packaged Foods & Meats–1.34%

Mondelez International Inc. -Class A	296,827	10,712,486
Unilever N.V. -New York Shares (United Kingdom)	183,672	7,670,143
		18,382,629

Pharmaceuticals–5.16%

Eli Lilly and Co.	179,756	13,059,273
Merck & Co., Inc.	239,674	13,776,462
Novartis AG (Switzerland)	130,853	12,946,610
Novartis AG -ADR (Switzerland)	9,822	968,548
Pfizer Inc.	220,562	7,673,352
Sanofi (France)	97,943	9,637,245
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	208,741	13,004,564
		71,066,054

	Shares	Value

Publishing–0.55%

Thomson Reuters Corp.	188,330	$7,635,201

Railroads–0.73%

CSX Corp.	301,854	9,997,404

Regional Banks–3.57%

BB&T Corp.	200,415	7,814,181
Citizens Financial Group Inc.	436,379	10,529,825
Fifth Third Bancorp	431,098	8,126,197
First Horizon National Corp.	425,184	6,075,879
PNC Financial Services Group, Inc. (The)	177,494	16,549,541
		49,095,623

Security & Alarm Services–0.74%

Tyco International PLC	235,899	10,157,811

Semiconductor Equipment–0.89%

Applied Materials, Inc.	541,226	12,210,059

Semiconductors–1.45%

Broadcom Corp. -Class A	209,918	9,088,400
Intel Corp.	345,549	10,805,317
		19,893,717

Specialized Finance–0.47%

CME Group Inc. -Class A	68,037	6,443,784

Systems Software–1.52%

Microsoft Corp.	236,542	9,616,615
Symantec Corp.	482,916	11,283,332
		20,899,947

Technology Hardware, Storage & Peripherals–0.50%

NetApp, Inc.	195,977	6,949,344

Tobacco–0.70%

Philip Morris International Inc.	128,031	9,644,575

Wireless Telecommunication Services–0.62%

Vodafone Group PLC -ADR (United Kingdom)	260,476	8,512,356
Total Common Stocks & Other Equity Interests (Cost $693,668,165)		885,574,547

	Principal Amount

Bonds and Notes–19.24%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	373,653

Aerospace & Defense–0.07%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	435,000	446,585

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Aerospace & Defense–(continued)

Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	$190,000	$187,566
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	360,281
		994,432

Agricultural & Farm Machinery–0.09%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,282,878

Agricultural Products–0.20%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	2,360,000	2,387,666
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	325,932
		2,713,598

Air Freight & Logistics–0.32%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	440,000	497,393
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	910,000	1,060,778
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	2,471,000	2,782,964
		4,341,135

Airlines–0.19%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	450,000	466,594
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	251,775	270,343
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	472,348	502,460
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	154,624	169,990
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	545,000	571,228
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	597,041	627,639
		2,608,254

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	528,772

	Principal Amount	Value

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	$358,000	$367,328

Application Software–0.37%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	207,535
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	4,600,000	4,847,250
		5,054,785

Asset Management & Custody Banks–0.10%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	425,000	439,051
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	935,000	972,665
		1,411,716

Automobile Manufacturers–0.29%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	555,000	562,545
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	1,092,700
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.50%, 01/15/16	765,000	773,438
Sr. Unsec. Notes, 2.75%, 05/15/15	1,500,000	1,503,121
		3,931,804

Automotive Retail–0.08%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	660,000	709,131
5.75%, 05/01/20	399,000	451,640
		1,160,771

Biotechnology–0.43%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	2,182,000	3,315,276
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	524,518
4.63%, 05/15/44	1,390,000	1,485,681
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	645,000	654,914
		5,980,389

Brewers–0.08%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	325,394
3.63%, 04/15/15	395,000	395,336

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Brewers–(continued)

FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	$325,000	$326,771
		1,047,501

Broadcasting–0.47%

Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	350,000	363,086
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	6,063,000	6,081,947
		6,445,033

Cable & Satellite–0.20%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	115,000	124,239
5.70%, 05/15/18	445,000	502,172
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	413,884
Cox Communications, Inc., Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	448,754
8.38%, 03/01/39(c)	80,000	115,058
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	90,000	94,420
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	175,000	201,160
5.95%, 04/01/41	215,000	281,435
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	470,000	561,815
		2,742,937

Catalog Retail–0.22%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	1,526,000	2,137,354
QVC, Inc., Sr. Sec. Gtd. Global Notes, 5.45%, 08/15/34	880,000	874,503
		3,011,857

Coal & Consumable Fuels–0.06%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	2,167,000	776,057

Commodity Chemicals–0.07%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	745,000	1,028,711

Communications Equipment–0.38%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	1,610,000	2,053,756
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(d)	3,098,000	3,219,984
		5,273,740

	Principal Amount	Value

Consumer Finance–0.19%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	$336,000	$345,524
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,240,000	2,261,501
		2,607,025

Data Processing & Outsourced Services–0.09%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	511,596
Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	714,000	702,978
		1,214,574

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	300,587

Diversified Banks–1.45%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	480,000	477,079
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,073,072
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	601,245
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	387,989
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	510,000	603,949
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	700,000	730,192
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	392,009
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	530,000	549,118
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	775,000	774,163
5.30%, 05/06/44	250,000	281,277
6.68%, 09/13/43	815,000	1,090,180
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	686,000	786,886
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	581,653
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	363,901
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	1,655,000	1,715,096

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	$755,000	$789,211
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.50%, 01/24/22	80,000	88,286
Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	195,000	212,550
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	635,200
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	1,080,000	1,117,800
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	202,271
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	559,123
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	490,000	527,095
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	1,410,000	1,420,727
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	735,000	769,235
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	255,000	255,461
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	420,000	470,672
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	452,039
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	180,000	181,117
3.63%, 04/15/15	50,000	50,040
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	450,000	473,681
4.65%, 11/04/44	1,200,000	1,279,884
		19,892,201

Diversified Capital Markets–0.01%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	103,000	115,450

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	795,000	807,823

Diversified Metals & Mining–0.13%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	421,818
2.70%, 10/25/17(c)	420,000	426,945

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	$200,000	$271,196
9.00%, 05/01/19	295,000	374,120
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	349,000	320,464
6.75%, 04/16/40	10,000	10,702
		1,825,245

Diversified Real Estate Activities–0.06%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	755,000	760,742

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	389,051

Drug Retail–0.19%

CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	375,000	389,329
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	937,133	1,098,625
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/21	602,000	621,526
4.50%, 11/18/34	444,000	470,711
		2,580,191

Electric Utilities–0.39%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	965,000	1,025,756
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	166,989
4.88%, 01/22/44(c)	930,000	1,071,907
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	407,514
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 2.60%, 09/01/15	1,305,000	1,313,866
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	236,332
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	70,498
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	980,000	987,723
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,896
		5,297,481

Electrical Components & Equipment–0.05%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	740,000	740,534

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	$469,000	$479,304

Fertilizers & Agricultural Chemicals–0.06%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	305,000	309,436
3.38%, 07/15/24	210,000	218,488
3.60%, 07/15/42	365,000	347,749
		875,673

General Merchandise Stores–0.08%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	365,000	355,787
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	783,852
		1,139,639

Gold–0.04%

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	620,000	601,175

Health Care Distributors–0.15%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	940,000	967,100
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,107,141
		2,074,241

Health Care Equipment–0.49%

Becton, Dickinson and Co., Sr. Unsec. Notes, 2.68%, 12/15/19	314,000	321,597
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	685,000	718,223
4.88%, 05/15/44	750,000	835,612
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	753,102
Medtronic Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 04/01/43	525,000	546,489
4.63%, 03/15/44	525,000	589,474
Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(c)	1,076,000	1,117,168
4.38%, 03/15/35(c)	382,000	416,876
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,384,140
		6,682,681

Health Care Facilities–0.54%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	3,120,593
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	4,287,937
		7,408,530

	Principal Amount	Value

Health Care REIT’s–0.18%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	$505,000	$517,345
4.20%, 03/01/24	480,000	502,687
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	503,353
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	265,708
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	430,000	435,421
4.25%, 03/01/22	200,000	214,124
		2,438,638

Health Care Services–0.48%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	940,000	946,747
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	307,410
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	602,000	607,688
4.70%, 02/01/45	264,000	272,949
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	221,940
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	1,903,000	2,325,228
Series OCR, Sr. Unsec. Gtd. Conv. Notes, 3.25%, 01/15/21(d)	1,625,000	1,910,391
		6,592,353

Homebuilding–0.06%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	887,069

Hotels, Resorts & Cruise Lines–0.02%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	335,000	342,107

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,255,610

Hypermarkets & Super Centers–0.03%

Wal-Mart Stores, Inc., Sr. Unsec. Global Bonds, 3.30%, 04/22/24	360,000	380,487
Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	69,954
		450,441

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Industrial Conglomerates–0.09%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	$300,000	$350,456
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (e)	900,000	939,510
		1,289,966

Industrial Machinery–0.17%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	763,028
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/44	250,000	245,749
5.25%, 10/01/54	1,321,000	1,307,475
		2,316,252

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	441,048

Integrated Oil & Gas–0.24%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	552,000	558,057
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	1,428,000	1,435,446
1.72%, 06/24/18	520,000	526,463
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	305,809
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	115,760
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	334,000	342,352
		3,283,887

Integrated Telecommunication Services–0.42%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,939
AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	101,000	110,637
6.15%, 09/15/34	140,000	166,035
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	550,000	550,332
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	360,000	494,044
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	325,000	329,166
5.01%, 08/21/54	694,000	723,392
5.15%, 09/15/23	450,000	516,786
6.40%, 09/15/33	140,000	175,681
6.40%, 02/15/38	300,000	375,257
Sr. Unsec. Notes, 4.52%, 09/15/48(c)	2,293,000	2,281,096
		5,728,365

	Principal Amount	Value

Investment Banking & Brokerage–1.51%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	$510,000	$571,603
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 2.63%, 01/31/19	535,000	546,662
5.25%, 07/27/21	400,000	454,395
6.15%, 04/01/18	550,000	619,050
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	65,614
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	508,894
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	3,328,000	4,661,530
1.00%, 09/28/20(c)(g)	6,230,000	6,764,970
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	3,060,000	3,103,988
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	1,142,000	1,128,500
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	705,000	944,636
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	615,930
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	725,718
		20,711,490

Life & Health Insurance–0.08%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	281,942
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	462,369
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	259,546
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	110,000	147,468
		1,151,325

Managed Health Care–0.84%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	656,184
Anthem, Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	4,455,000	9,224,634
Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,645,000	1,649,221
		11,530,039

Movies & Entertainment–0.12%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	1,130,000	1,188,619
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	140,062

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Movies & Entertainment–(continued)

Viacom Inc., Sr. Unsec. Global Notes, 4.85%, 12/15/34	$347,000	$359,402
		1,688,083

Multi-Line Insurance–0.23%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	385,000	390,553
4.38%, 01/15/55	720,000	721,371
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	930,000	1,010,908
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	910,000	994,524
		3,117,356

Multi-Utilities–0.03%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	440,000	431,531

Office REIT’s–0.07%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	336,690

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	629,206
		965,896

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	525,011

Oil & Gas Drilling–0.08%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	148,283
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.40%, 12/01/42	361,000	297,097
5.85%, 01/15/44	804,000	700,523
		1,145,903

Oil & Gas Equipment & Services–0.08%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	1,126,000	1,125,296

Oil & Gas Exploration & Production–0.78%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	1,902,000	1,384,894
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	859,000	880,770
4.15%, 11/15/34	921,000	978,105

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	$430,000	$434,463
3.25%, 05/15/22	167,000	169,597
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	2,130,000	2,130,443
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	872,792
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	607,128
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	555,000	549,205
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	2,766,781
		10,774,178

Oil & Gas Storage & Transportation–0.49%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	357,000	356,436
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	175,265
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	370,000	375,388
6.45%, 09/01/40	25,000	31,394
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	283,240
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	533,000	555,396
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	365,932
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	146,450
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/45	536,000	550,991
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	645,000	666,183
5.50%, 02/15/20	535,000	598,879
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	246,195
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	647,642
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	883,000	854,813
5.40%, 03/04/44	890,000	897,486
		6,751,690

Other Diversified Financial Services–0.07%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	935,000	940,740

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Packaged Foods & Meats–0.16%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	$850,000	$858,451
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	765,000	781,039
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	214,000	241,778
5.15%, 08/15/44	220,000	257,452
		2,138,720

Paper Packaging–0.09%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,139,000	1,228,358

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	291,296

Pharmaceuticals–0.58%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	1,620,000	1,623,058
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	909,000	916,137
4.55%, 03/15/35	488,000	511,264
4.85%, 06/15/44	950,000	1,017,450
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	590,000	609,620
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	84,826
6.38%, 05/15/38	70,000	95,507
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	1,455,000	1,700,531
Merck & Co., Inc., Sr. Unsec. Global Notes, 3.70%, 02/10/45	347,000	347,159
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	317,580
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/18	405,000	408,763
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	365,000	381,716
		8,013,611

Property & Casualty Insurance–0.28%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	376,996
Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	30,214
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	730,000	797,879

	Principal Amount	Value

Property & Casualty Insurance–(continued)

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	$385,000	$425,979
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	855,000	1,013,175
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	774,017
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	455,894
		3,874,154

Railroads–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Bonds, 5.15%, 09/01/43	1,990,000	2,352,762
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	474,355
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	109,433
Sr. Unsec. Notes, 3.25%, 01/15/25	155,000	162,617
4.15%, 01/15/45	440,000	477,017
4.85%, 06/15/44	570,000	681,537
		4,257,721

Regional Banks–0.10%

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	411,781
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	1,000,000	1,008,838
		1,420,619

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	857,459

Renewable Electricity–0.05%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	581,000	634,390

Semiconductor Equipment–0.33%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	600,000	604,688
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	3,992,429
		4,597,117

Semiconductors–0.77%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	1,803,000	1,880,754

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Semiconductors–(continued)

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	$3,239,000	$3,597,315
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	4,339,000	5,136,291
		10,614,360

Soft Drinks–0.09%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	1,175,000	1,254,802

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	107,500

Specialized Finance–0.12%

Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	430,000	444,512
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	935,000	1,018,062
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	200,413
		1,662,987

Steel–0.16%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.60%, 06/01/19	446,000	546,350
Sr. Unsec. Global Notes, 4.50%, 08/05/15	585,000	586,024
6.13%, 06/01/18	15,000	16,088
7.50%, 03/01/41	115,000	120,462
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	660,000	701,852
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	185,000	160,288
		2,131,064

Systems Software–0.25%

Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	403,000	402,285
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	2,326,000	2,427,763
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	600,000	654,252
		3,484,300

Technology Hardware, Storage & Peripherals–0.55%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	716,000	708,551
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	5,776,000	5,826,540

	Principal Amount	Value

Technology Hardware, Storage & Peripherals– (continued)

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	$325,000	$337,594
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	702,000	757,283
		7,629,968

Thrifts & Mortgage Finance–0.88%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	1,045,919
5.00%, 05/01/17	6,201,000	6,898,612
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	662,548
3.00%, 11/15/17	2,275,000	3,493,547
		12,100,626

Tobacco–0.17%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	470,000	477,236
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	405,000	429,462
4.88%, 11/15/43	1,210,000	1,382,143
		2,288,841

Trucking–0.05%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	679,646

Wireless Telecommunication Services–0.20%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	597,242
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	259,828
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	370,000	372,734
6.11%, 01/15/20(c)	770,000	880,687
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	604,432
		2,714,923
Total U.S. Dollar Denominated Bonds and Notes (Cost $243,387,074)		264,734,234

U.S. Treasury Securities–7.63%

U.S. Treasury Bills–0.01%

0.00%, 08/20/15(h)(i)	15,000	14,996
0.08%, 08/20/15(h)(i)	130,000	129,967
		144,963

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Notes–7.36%

2.13%, 05/31/15	$680,000	$682,237
2.25%, 03/31/16	2,000,000	2,038,851
0.50%, 03/31/17	18,393,000	18,374,250
0.63%, 05/31/17	380,000	380,031
0.75%, 06/30/17	9,000,000	9,019,034
0.75%, 02/28/18	6,200,000	6,178,385
1.00%, 03/15/18	22,045,000	22,123,190
1.25%, 01/31/19	8,000,000	8,028,624
3.63%, 08/15/19	1,525,000	1,677,194
3.38%, 11/15/19	300,000	327,551
3.63%, 02/15/20	46,000	50,951
1.38%, 03/31/20	14,014,700	14,016,387
2.63%, 11/15/20	600,000	635,708
2.00%, 02/15/25	17,610,500	17,724,522
		101,256,915

U.S. Treasury Bonds–0.26%

5.38%, 02/15/31	1,720,000	2,441,680
4.50%, 08/15/39	40,000	54,786
4.38%, 05/15/40	80,000	108,173
3.00%, 11/15/44	890,200	975,848
		3,580,487

Total U.S. Treasury Securities (Cost $103,693,481)		104,982,365

	Shares

Preferred Stocks–0.97%

Asset Management & Custody Banks–0.24%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	43,000	2,631,063
State Street Corp., Series D, 5.90% Pfd.	24,470	667,786
		3,298,849

Diversified Banks–0.02%

Wells Fargo & Co., 5.85% Pfd.	12,000	318,240

Oil & Gas Storage & Transportation–0.42%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	5,729,940

Regional Banks–0.29%

KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,967,990
Total Preferred Stocks (Cost $9,346,253)		13,315,019

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.42%

Federal Home Loan Mortgage Corp. (FHLMC)–0.29%

Unsec. Global Notes, 5.00%, 04/18/17	$1,500,000	$1,632,714
5.50%, 08/23/17	140,000	155,635
4.88%, 06/13/18	1,000,000	1,121,747
6.75%, 03/15/31	750,000	1,147,355
		4,057,451

Federal National Mortgage Association (FNMA)–0.13%

Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,738,277
Total U.S. Government Sponsored Agency Securities (Cost $5,443,807)		5,795,728

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs.,
6.50%, 02/01/26	355	407
5.50%, 02/01/37	100	112
		519

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs.,
6.00%, 01/01/17	271	278
5.50%, 03/01/21	193	212
8.00%, 08/01/21	1,872	1,994
9.50%, 04/01/30	5,107	6,179
		8,663
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $8,470)		9,182

	Shares

Money Market Funds–7.19%

Liquid Assets Portfolio –Institutional Class (j)	49,473,865	49,473,865
Premier Portfolio –Institutional Class (j)	49,473,865	49,473,865
Total Money Market Funds (Cost $98,947,730)		98,947,730
TOTAL INVESTMENTS–99.80% (Cost $1,154,494,980)		1,373,358,805
OTHER ASSETS LESS LIABILITIES–0.20%		2,797,583
NET ASSETS–100.00%		$1,376,156,388

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt

Conv.	—	Convertible

Ctfs.	—	Certificates

Deb.	—	Debentures

Disc.	—	Discounted

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

REIT	—	Real Estate Investment Trust

Rts.	—	Rights

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $49,421,501, which represented 3.59% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	Exchangeable for a basket of five common stocks.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equity and Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$961,637,754	$36,199,542	$--	$997,837,296
U.S. Treasury Securities	--	104,982,365	--	104,982,365
U.S. Government Sponsored Agency Securities	--	5,804,910	--	5,804,910
Corporate Debt Securities	--	264,626,734	--	264,626,734
Foreign Sovereign Debt Securities	--	107,500	--	107,500
	961,637,754	411,721,051	--	1,373,358,805
Forward Foreign Currency Contracts*	--	(928,705)	--	(928,705)
Futures Contracts*	(81,086)	--	--	(81,086)
Total Investments	$961,556,668	$410,792,346	$--	$1,372,349,014
*	Unrealized appreciation (depreciation).

Invesco V.I. Equity and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
04/17/15	Bank of New York Mellon (The)	CAD	7,453,439	USD	5,835,080	$5,883,261	$(48,181)
04/17/15	State Street Bank and Trust Co.	CAD	7,453,608	USD	5,834,869	5,883,395	(48,526)
04/17/15	Bank of New York Mellon (The)	CHF	5,137,020	USD	5,125,590	5,289,925	(164,335)
04/17/15	State Street Bank and Trust Co.	CHF	5,159,526	USD	5,147,507	5,313,101	(165,594)
04/17/15	Bank of New York Mellon (The)	EUR	12,318,587	USD	13,090,039	13,248,386	(158,347)
04/17/15	State Street Bank and Trust Co.	EUR	12,334,810	USD	13,109,929	13,265,833	(155,904)
04/17/15	Bank of New York Mellon (The)	GBP	7,059,675	USD	10,420,680	10,474,372	(53,692)
04/17/15	State Street Bank and Trust Co.	GBP	7,065,652	USD	10,428,125	10,483,240	(55,115)
04/17/15	Bank of New York Mellon (The)	ILS	18,765,355	USD	4,675,326	4,714,947	(39,621)
04/17/15	State Street Bank and Trust Co.	ILS	18,766,322	USD	4,675,800	4,715,190	(39,390)
Total Forward Foreign Currency Contracts - Currency Risk							$(928,705)

Currency Abbreviations:

CAD -- Canadian Dollar	CHF – Swiss Franc	EUR -- Euro

GBP -- British Pound Sterling	ILS – Israeli Shekel	USD -- U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	39	June-2015	$(2,949,750)	$(28,421)
U.S. Treasury 10 Year Notes	Short	25	June-2015	(4,688,227)	(21,344)
U.S. Treasury Long Bond	Short	18	June-2015	(3,222,656)	(31,321)
Total Futures Contracts- Interest Rate Risk					$(81,086)

Invesco V.I. Equity and Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $104,489,521 and $80,648,043, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $194,943,310 and $191,907,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$239,966,327
Aggregate unrealized (depreciation) of investment securities	(24,966,719)
Net unrealized appreciation of investment securities	$214,999,608
Cost of investments for tax purposes is $1,158,359,197.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us VIGCE-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.89%

Canada–2.55%

Canadian Natural Resources Ltd.	27,454	$841,437

Toronto-Dominion Bank (The)	12,649	541,373

Vermilion Energy, Inc.	22,122	930,046

		2,312,856

Finland–1.46%

Sampo Oyj -Class A	26,256	1,327,396

France–8.70%

Casino Guichard-Perrachon S.A.	17,219	1,523,153

Danone	34,342	2,312,213

LVMH Moet Hennessy Louis Vuitton S.E.	7,586	1,338,884

Orange S.A.	37,638	605,609

Publicis Groupe S.A.	19,773	1,527,101

Rexel S.A.	31,630	596,666

		7,903,626

Ireland–1.92%

Shire PLC -ADR	7,282	1,742,510

Israel–1.41%

Teva Pharmaceutical Industries Ltd. -ADR	20,514	1,278,022

Italy–0.47%

Prada S.p.A.	70,000	424,374

Japan–7.58%

Asahi Group Holdings, Ltd.	24,500	778,979

FANUC Corp.	2,600	569,035

Hitachi, Ltd.	100,000	683,653

KDDI Corp.	36,000	816,558

Komatsu Ltd.	70,500	1,386,475

Mitsubishi UFJ Financial Group, Inc.	174,900	1,082,856

Sumitomo Corp.	52,300	559,988

Toyota Motor Corp.	14,400	1,004,957

		6,882,501

Netherlands–6.56%

GrandVision N.V. (a)(b)	51,170	1,204,618

Heineken N.V.	8,590	656,031

Koninklijke Ahold N.V.	61,808	1,219,467

Koninklijke Philips N.V.	46,649	1,325,399

Randstad Holding N.V.	25,677	1,559,295

		5,964,810

Sweden–0.57%

SKF AB -Class B	20,201	521,419

Switzerland–5.51%

ABB Ltd.	81,160	1,722,917

	Shares	Value

Switzerland–(continued)

Roche Holding AG	5,922	$1,633,760

Sunrise Communications Group AG (a)(b)	8,839	765,841

TE Connectivity Ltd.	12,362	885,366

		5,007,884

Taiwan–1.38%

Taiwan Semiconductor Manufacturing Co. Ltd.	271,000	1,256,493

United Kingdom–11.09%

British American Tobacco PLC	13,305	687,637

Diageo PLC	64,107	1,768,912

GlaxoSmithKline PLC -ADR	11,617	536,124

Kingfisher PLC	184,801	1,043,705

Liberty Global PLC -Series A (b)	14,901	766,954

Liberty Global PLC -Series C (b)	22,758	1,133,576

Rio Tinto PLC	25,097	1,025,609

Royal Dutch Shell PLC -Class A -ADR	4,247	253,334

Standard Chartered PLC	36,987	599,085

Vodafone Group PLC -ADR	69,207	2,261,685

		10,076,621

United States–50.69%

Aaron’s Inc.	12,565	355,715

ACE Ltd.	7,297	813,542

Actavis PLC (b)	5,458	1,624,410

Amazon.com, Inc. (b)	958	356,472

American Express Co.	30,147	2,355,084

Amphenol Corp. -Class A	13,981	823,900

Apple Inc.	8,100	1,007,883

Archer-Daniels-Midland Co.	16,816	797,078

Berkshire Hathaway Inc. -Class A (b)	11	2,392,500

Cabot Oil & Gas Corp.	32,256	952,520

Celgene Corp. (b)	11,227	1,294,248

Cisco Systems, Inc.	19,280	530,682

Coca-Cola Co. (The)	17,386	705,002

Comcast Corp. -Class A	16,224	916,169

Concho Resources Inc. (b)	6,204	719,168

Dick’s Sporting Goods, Inc.	12,337	703,086

Eaton Corp. PLC	12,494	848,842

EMC Corp.	51,496	1,316,238

EOG Resources, Inc.	17,324	1,588,437

Express Scripts Holding Co. (b)	12,152	1,054,429

First Republic Bank	36,677	2,093,890

GameStop Corp. -Class A	18,370	697,325

General Electric Co.	54,344	1,348,275

Google Inc. -Class C (b)	3,310	1,813,880

Halliburton Co.	27,729	1,216,748

HCA Holdings, Inc. (b)	10,559	794,354

International Business Machines Corp.	13,180	2,115,390

Johnson Controls, Inc.	10,831	546,316

Kroger Co. (The)	9,113	698,603

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Las Vegas Sands Corp.	8,828	$485,893

Linear Technology Corp.	15,385	720,018

Macy’s, Inc.	7,129	462,743

Marsh & McLennan Cos., Inc.	21,567	1,209,693

Microsoft Corp.	15,914	646,984

Moody’s Corp.	15,283	1,586,375

Northern Trust Corp.	20,200	1,406,930

Philip Morris International Inc.	10,884	819,892

Priceline Group Inc. (The) (b)	599	697,326

Progressive Corp. (The)	64,140	1,744,608

QUALCOMM, Inc.	30,000	2,080,200

ResMed Inc.	10,110	725,696

Rite Aid Corp. (b)	113,162	983,378

		46,049,922

Total Common Stocks & Other Equity Interests (Cost $85,767,643)		90,748,434

Money Market Funds–0.62%

Liquid Assets Portfolio –Institutional Class (c)	280,959	280,959

Premier Portfolio –Institutional Class (c)	280,959	280,959

Total Money Market Funds (Cost $561,918)		561,918

TOTAL INVESTMENTS–100.51% (Cost $86,329,561)		91,310,352

OTHER ASSETS LESS LIABILITIES–(0.51)%		(463,408)

NET ASSETS–100.00%		$90,846,944

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $1,970,459, which represented 2.17% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $599,085 and from Level 2 to Level 1 of $18,380,185, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$2,312,856	$--	$--	$2,312,856
Finland	1,327,396	--	--	1,327,396
France	5,783,807	2,119,819	--	7,903,626
Ireland	1,742,510	--	--	1,742,510
Israel	1,278,022	--	--	1,278,022
Italy	424,374	--	--	424,374
Japan	2,164,572	4,717,929	--	6,882,501
Netherlands	5,964,810	--	--	5,964,810
Sweden	--	521,419	--	521,419
Switzerland	5,007,884	--	--	5,007,884
Taiwan	--	1,256,493	--	1,256,493
United Kingdom	7,764,290	2,312,331	--	10,076,621
United States	46,611,840	--	--	46,611,840
Total Investments	$80,382,361	$10,927,991	$--	$91,310,352

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $23,442,540 and $24,524,479, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,650,672
Aggregate unrealized (depreciation) of investment securities	(3,715,917)
Net unrealized appreciation of investment securities	$4,934,755
Cost of investments for tax purposes is $86,375,597.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	I-VIGHC-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.21%

Biotechnology–26.31%

ACADIA Pharmaceuticals Inc. (b)	50,257	$1,637,876
Alder Biopharmaceuticals, Inc. (b)	62,419	1,801,412
Alexion Pharmaceuticals, Inc. (b)	27,580	4,779,614
AMAG Pharmaceuticals, Inc. (b)	34,007	1,858,823
Amgen Inc.	30,197	4,826,990
ARIAD Pharmaceuticals, Inc. (b)	213,512	1,759,339
Avalanche Biotechnologies, Inc. (b)	43,774	1,773,723
Biogen Inc. (b)	17,735	7,488,426
BioMarin Pharmaceutical Inc. (b)	65,997	8,224,546
Bluebird Bio, Inc. (b)	24,590	2,969,734
Celgene Corp. (b)	66,481	7,663,930
Celldex Therapeutics Inc. (b)	62,415	1,739,506
Dyax Corp. (b)	47,895	802,481
Gilead Sciences, Inc. (b)	76,980	7,554,047
Incyte Corp. (b)	84,334	7,730,054
Keryx Biopharmaceuticals, Inc. (b)	99,428	1,265,718
Medivation Inc. (b)	42,230	5,450,626
Neurocrine Biosciences, Inc. (b)	18,929	751,671
Prothena Corp. PLC (Ireland)(b)	28,656	1,092,940
Puma Biotechnology, Inc. (b)	9,223	2,177,643
Receptos, Inc. (b)	11,270	1,858,310
Synergy Pharmaceuticals, Inc. (b)	220,767	1,019,944
Tekmira Pharmaceuticals Corp. (Canada)(b)	33,447	583,985
Vanda Pharmaceuticals Inc. (b)	116,244	1,081,069
Vertex Pharmaceuticals Inc. (b)	68,289	8,056,053
		85,948,460

Drug Retail–2.39%

CVS Health Corp.	31,331	3,233,673
Raia Drogasil S.A. (Brazil)	148,860	1,332,023
Rite Aid Corp. (b)	373,363	3,244,524
		7,810,220

Health Care Distributors–2.90%

Cardinal Health, Inc.	53,803	4,856,797
McKesson Corp.	20,357	4,604,753
		9,461,550

Health Care Equipment–4.71%

DBV Technologies S.A. -ADR (France)(b)	87,863	2,052,480
Olympus Corp. (Japan)(b)	98,500	3,660,694
ResMed Inc.	68,936	4,948,226
Wright Medical Group, Inc. (b)	182,535	4,709,403
		15,370,803

	Shares	Value

Health Care Facilities–4.35%

Community Health Systems Inc. (b)	84,139	$4,398,787
HCA Holdings, Inc. (b)	60,110	4,522,075
Tenet Healthcare Corp. (b)	40,856	2,022,781
Universal Health Services, Inc. -Class B	27,711	3,261,862
		14,205,505

Health Care Services–2.34%

Air Methods Corp. (b)	46,991	2,189,311
Express Scripts Holding Co. (b)	59,956	5,202,382
InnovaCare Inc. (Puerto Rico) (b)(c)	122,652	245,304
		7,636,997

Health Care Technology–0.85%

Allscripts Healthcare Solutions, Inc. (b)	231,917	2,773,727

Life Sciences Tools & Services–1.94%

Agilent Technologies, Inc.	46,191	1,919,236
Thermo Fisher Scientific, Inc.	32,846	4,412,532
		6,331,768

Managed Health Care–3.60%

Aetna Inc.	49,605	5,284,421
Qualicorp S.A. (Brazil)(b)	109,000	785,062
UnitedHealth Group Inc.	48,107	5,690,577
		11,760,060

Pharmaceuticals–46.82%

AbbVie Inc.	114,258	6,688,663
Actavis PLC (b)	53,272	15,854,813
AstraZeneca PLC -ADR (United Kingdom)	70,464	4,821,851
Bayer AG (Germany)	47,416	7,124,170
Bristol-Myers Squibb Co.	124,580	8,035,410
Cempra Holdings Inc. (b)	28,345	972,517
DepoMed, Inc. (b)	66,169	1,482,847
Endo International PLC (b)	60,096	5,390,611
GlaxoSmithKline PLC -ADR (United Kingdom)	251,828	11,621,862
Hikma Pharmaceuticals PLC (United Kingdom)	90,408	2,849,156
Jazz Pharmaceuticals PLC (b)	18,116	3,130,264
Johnson & Johnson	32,975	3,317,285
Medicines Co. (The) (b)	60,102	1,684,058
Merck & Co., Inc.	122,358	7,033,138
Mylan N.V. (b)	80,761	4,793,165
Nippon Shinyaku Co., Ltd. (Japan)	94,000	3,428,798
Novartis AG -ADR (Switzerland)	123,996	12,227,246
Perrigo Co. PLC	27,129	4,491,206
Pfizer Inc.	241,530	8,402,829
Roche Holding AG (Switzerland)	37,848	10,441,499
Sanofi -ADR (France)	150,275	7,429,596

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Shire PLC -ADR (Ireland)	53,498	$12,801,536
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	134,566	8,383,462
Xenoport Inc. (b)	72,907	519,098
		152,925,080
Total Common Stocks & Other Equity Interests (Cost $209,410,616)		314,224,170

Money Market Funds–3.69%

Liquid Assets Portfolio –Institutional Class (d)	6,029,306	6,029,306
Premier Portfolio –Institutional Class (d)	6,029,307	6,029,307
Total Money Market Funds (Cost $12,058,613)		12,058,613
TOTAL INVESTMENTS–99.90% (Cost $221,469,229)		326,282,783
OTHER ASSETS LESS LIABILITIES–0.10%		326,720
NET ASSETS–100.00%		$326,609,503

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2015 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $7,124,170 and from Level 2 to Level 1 of $13,870,297, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$312,403,459	$13,634,020	$245,304	$326,282,783
Forward Foreign Currency Contracts*	—	21,051	—	21,051
Total Investments	$312,403,459	$13,655,071	$245,304	$326,303,834

* Unrealized appreciation.

Invesco V.I. Global Health Care Fund

NOTE 3 – Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/24/2015	Citigroup Global Markets Inc.	CHF	7,962,000	USD	8,170,512	$8,201,443	$(30,931)
04/24/2015	Citigroup Global Markets Inc.	EUR	5,515,000	USD	5,983,885	5,931,903	51,982
Total Forward Foreign Currency Contracts – Currency Risk							$ 21,051

   Currency Abbreviations:

   CHF     —  Swiss Franc

   EUR     —  Euro

   USD     —  U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $60,551,100 and $36,712,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,906,736
Aggregate unrealized (depreciation) of investment securities	(2,093,182)
Net unrealized appreciation of investment securities	$104,813,554
Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VIGRE-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.83%

Australia–5.27%

Dexus Property Group	468,430	$2,695,157
Federation Centres	1,558,227	3,597,793
Goodman Group	809,839	3,900,103
Scentre Group	1,492,831	4,239,540
Stockland	1,355,335	4,629,649
Westfield Corp.	589,834	4,277,013
		23,339,255

Brazil–0.38%

Even Construtora e Incorporadora S.A.	135,300	189,130
EZ Tec Empreendimentos e Participacoes S.A.	53,200	336,648
Helbor Empreendimentos S.A.	136,000	166,238
Iguatemi Empresa de Shopping Centers S.A.	41,200	363,628
Multiplan Empreendimentos Imobiliarios S.A.	36,200	637,295
		1,692,939

Canada–2.41%

Allied Properties REIT	134,000	4,261,424
Canadian REIT	69,800	2,563,081
Chartwell Retirement Residences	135,828	1,325,465
H&R REIT	137,400	2,530,824
		10,680,794

China–3.93%

China Overseas Land & Investment Ltd.	1,816,000	5,867,812
China Resources Land Ltd.	1,460,444	4,116,278
China Vanke Co., Ltd. -Class H (a)	622,200	1,476,728
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)(b)	91,300	565,281
Franshion Properties China Ltd.	2,780,000	840,634
KWG Property Holding Ltd.	299,500	212,477
Longfor Properties Co. Ltd.	1,376,000	1,940,979
Shenzhen Investment Ltd.	1,516,000	560,413
Shimao Property Holdings Ltd.	343,500	722,216
Sino-Ocean Land Holdings Ltd.	1,082,000	654,565
Sunac China Holdings Ltd.	530,000	460,091
		17,417,474

Finland–0.27%

Sponda Oyj	278,281	1,193,839

France–3.20%

Gecina S.A.	16,657	2,253,924
ICADE	16,054	1,450,982
Mercialys S.A.	68,869	1,750,123
Unibail-Rodamco S.E.	32,299	8,718,435
		14,173,464

	Shares	Value

Germany–2.27%

Deutsche Annington Immobilien SE	64,350	$2,172,526
Deutsche Wohnen AG	173,790	4,454,719
LEG Immobilien AG	43,097	3,426,150
		10,053,395

Hong Kong–6.61%

Henderson Land Development Co. Ltd.	281,990	1,977,873
Hongkong Land Holdings Ltd.	596,900	4,506,595
Hysan Development Co. Ltd.	296,000	1,299,769
Kerry Properties Ltd.	211,000	733,490
Link REIT (The)	1,065,000	6,553,802
New World Development Co. Ltd.	1,690,000	1,955,843
Sun Hung Kai Properties Ltd.	664,000	10,222,081
Swire Properties Ltd.	247,600	804,508
Wharf Holdings Ltd. (The)	174,000	1,212,954
		29,266,915

Indonesia–0.61%

PT Bumi Serpong Damai	3,608,300	587,579
PT Ciputra Development Tbk	4,148,800	465,994
PT Lippo Karawaci Tbk	4,123,900	425,019
PT Pakuwon Jati Tbk	6,806,500	267,537
PT Summarecon Agung Tbk	7,203,800	947,724
		2,693,853

Japan–10.59%

Activia Properties, Inc.	245	2,142,780
Daiwa House REIT Investment Corp.	136	596,431
Japan Hotel REIT Investment Corp.	3,143	2,237,887
Japan Prime Realty Investment Corp.	491	1,689,358
Japan Real Estate Investment Corp.	130	611,230
Japan Retail Fund Investment Corp.	1,315	2,615,966
Kenedix Office Investment Corp.	313	1,717,142
Kenedix Retail REIT Corp. (a)	412	955,975
Mitsubishi Estate Co. Ltd.	391,000	9,085,518
Mitsui Fudosan Co., Ltd.	465,000	13,665,537
Mori Hills REIT Investment Corp.	1,176	1,656,866
Nippon Prologis REIT Inc.	829	1,827,477
Nomura Real Estate Office Fund, Inc.	220	1,069,368
Sumitomo Realty & Development Co., Ltd.	125,000	4,501,051
Tokyu Fudosan Holdings, Corp.	189,100	1,291,069
United Urban Investment Corp.	789	1,228,810
		46,892,465

Malaysia–0.39%

IGB REIT	1,079,300	387,598
KLCCP Stapled Group	245,200	462,791
Mah Sing Group Berhad	904,890	503,328
Mah Sing Group Berhad -Wts. (a)	60,327	3,258
SP Setia Berhad Group	391,500	365,759
		1,722,734

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	3,053,090	$0

Mexico–0.67%

Fibra Uno Administracion S.A. de C.V.	1,116,200	2,956,414
		2,956,414

Netherlands–0.53%

Wereldhave N.V.	35,086	2,357,779

Philippines–0.81%

Ayala Land, Inc.	1,904,200	1,638,062
Megaworld Corp.	5,009,100	608,488
Robinsons Land Corp.	1,044,300	717,922
SM Prime Holdings Inc.	1,425,900	637,349
		3,601,821

Singapore–2.70%

Ascendas REIT	1,301,900	2,456,952
CapitaCommercial Trust	1,259,400	1,617,433
CapitaLand Ltd.	1,479,000	3,851,877
CapitaMall Trust	475,700	761,443
Global Logistic Properties Ltd.	1,364,900	2,628,974
Mapletree Greater China Commercial Trust	552,900	418,644
Suntec REIT	173,400	234,050
		11,969,373

South Africa–1.24%

Capital Property Fund	581,367	671,114
Growthpoint Properties Ltd.	631,689	1,491,035
Hyprop Investments Ltd.	144,397	1,404,941
Redefine Properties Ltd.	977,479	999,418
Resilient Property Income Fund Ltd.	108,614	929,915
		5,496,423

Sweden–1.15%

Castellum AB	148,795	2,251,171
Fabege AB	103,597	1,485,787
Wihlborgs Fastigheter AB	69,321	1,340,155
		5,077,113

Switzerland–0.83%

Swiss Prime Site AG	42,552	3,697,767

Thailand–0.43%

Central Pattana PCL	542,200	712,106
Land and Houses PCL -NVDR	1,654,400	493,995
Pruksa Real Estate PCL	364,800	325,014
Supalai PCL	535,900	353,417
		1,884,532

Turkey–0.27%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,063,558	1,204,398

	Shares	Value

United Arab Emirates–0.89%

Emaar Malls Group PJSC (a)	1,077,988	$857,037
Emaar Properties PJSC	1,735,403	3,099,604
		3,956,641

United Kingdom–5.61%

Big Yellow Group PLC	126,007	1,210,707
Derwent London PLC	54,279	2,752,710
Great Portland Estates PLC	341,942	4,117,614
Hammerson PLC	365,919	3,610,865
Land Securities Group PLC	560,247	10,416,822
Quintain Estates & Development PLC (a)	529,637	742,702
UNITE Group PLC (The)	231,523	2,011,526
		24,862,946

United States–46.76%

AvalonBay Communities, Inc.	95,821	16,696,809
Boston Properties, Inc.	78,120	10,974,298
Brixmor Property Group, Inc.	191,000	5,071,050
Cousins Properties, Inc.	372,645	3,950,037
CubeSmart	141,600	3,419,640
DDR Corp.	424,699	7,907,895
EastGroup Properties, Inc.	32,800	1,972,592
Empire State Realty Trust Inc. -Class A	145,800	2,742,498
Essex Property Trust, Inc.	32,045	7,367,146
Federal Realty Investment Trust	67,773	9,976,863
General Growth Properties, Inc.	183,031	5,408,566
Health Care REIT, Inc.	79,727	6,167,681
Healthcare Realty Trust, Inc.	124,348	3,454,387
Healthcare Trust of America, Inc. -Class A	219,902	6,126,470
Hilton Worldwide Holdings Inc. (a)	172,941	5,122,512
Host Hotels & Resorts Inc.	288,760	5,827,177
Hudson Pacific Properties Inc.	114,507	3,800,487
Kilroy Realty Corp.	36,300	2,764,971
LaSalle Hotel Properties	145,370	5,649,078
Mid-America Apartment Communities, Inc.	76,707	5,927,150
National Health Investors, Inc.	40,000	2,840,400
National Retail Properties Inc.	100,483	4,116,789
Paramount Group, Inc.	91,119	1,758,597
Piedmont Office Realty Trust Inc. -Class A	190,700	3,548,927
Prologis, Inc.	289,820	12,624,559
Public Storage	47,700	9,403,578
Realty Income Corp.	97,425	5,027,130
Retail Opportunity Investments Corp.	208,084	3,807,937
RLJ Lodging Trust	99,728	3,122,484
Simon Property Group, Inc.	117,706	23,028,002
SL Green Realty Corp.	44,001	5,648,848
UDR, Inc.	158,255	5,385,418
Ventas, Inc.	88,900	6,491,478
		207,131,454
Total Common Stocks & Other Equity Interests (Cost $347,452,486)		433,323,788

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Money Market Funds–1.70%

Liquid Assets Portfolio –Institutional Class (c)	3,760,205	$3,760,204
Premier Portfolio –Institutional Class (c)	3,760,205	3,760,205
Total Money Market Funds (Cost $7,520,409)		7,520,409
TOTAL INVESTMENTS–99.53% (Cost $354,972,895)		440,844,197
OTHER ASSETS LESS LIABILITIES–0.47%		2,092,190
NET ASSETS–100.00%		$442,936,387

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

REIT	—Real Estate Investment Trust

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $565,281, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $5,537,578 and from Level 2 to Level 1 of $80,755,220, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$23,339,255	$—	$23,339,255
Brazil	1,692,939	—	—	1,692,939
Canada	10,680,794	—	—	10,680,794
China	9,959,170	7,458,304	—	17,417,474
Finland	1,193,839	—	—	1,193,839
France	14,173,464	—	—	14,173,464
Germany	6,627,245	3,426,150	—	10,053,395
Hong Kong	5,240,085	24,026,830	—	29,266,915
Indonesia	947,724	1,746,129	—	2,693,853
Japan	22,248,544	24,643,921	—	46,892,465
Malaysia	1,722,734	—	—	1,722,734
Malta	—	—	0	0
Mexico	2,956,414	—	—	2,956,414
Netherlands	2,357,779	—	—	2,357,779
Philippines	1,245,837	2,355,984	—	3,601,821
Singapore	2,456,952	9,512,421	—	11,969,373
South Africa	3,075,473	2,420,950	—	5,496,423
Sweden	3,591,326	1,485,787	—	5,077,113
Switzerland	—	3,697,767		3,697,767
Thailand	1,037,120	847,412	—	1,884,532
Turkey	—	1,204,398	—	1,204,398
United Arab Emirates	857,037	3,099,604	—	3,956,641
United Kingdom	22,110,236	2,752,710	—	24,862,946
United States	214,651,863	—	—	214,651,863
Total Investments	$328,826,575	$112,017,622	$0	$440,844,197

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $53,087,546 and $36,172,709, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$79,183,558
Aggregate unrealized (depreciation) of investment securities	(6,847,553)
Net unrealized appreciation of investment securities	$72,336,005
Cost of investments for tax purposes is $368,508,192.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

invesco.com/us	VIGOV-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–56.10%

Collateralized Mortgage Obligations–24.61%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$5,752,399	$6,112,521
5.00%, 08/25/19 to 04/25/32	1,968,403	2,042,351
4.25%, 12/25/19 to 02/25/37	2,962,358	3,114,659
4.50%, 10/25/22 to 07/25/27	468,600	474,055
3.00%, 10/25/25 to 09/25/36	3,671,712	3,741,747
2.50%, 03/25/26	1,931,213	1,967,730
7.00%, 09/18/27	502,485	566,627
6.50%, 03/25/32	1,346,862	1,551,916
5.75%, 10/25/35	831,043	929,393
0.47%, 05/25/36(a)	5,286,107	5,296,560
0.67%, 03/25/37 to 05/25/41(a)	10,139,402	10,203,049
0.57%, 06/25/38(a)	8,569,099	8,601,477
6.58%, 06/25/39(a)	5,432,987	6,357,600
0.72%, 02/25/41(a)	5,978,049	6,027,559
0.69%, 11/25/41(a)	2,371,027	2,394,670
Federal Home Loan Bank,
5.07%, 10/20/15	663,166	676,889
5.46%, 11/27/15	9,217,660	9,488,751
5.77%, 03/23/18	1,277,386	1,398,505
Freddie Mac REMICs,
4.00%, 12/15/17 to 06/15/39	5,022,948	5,254,395
5.00%, 02/15/18 to 04/15/19	1,818,182	1,895,070
4.50%, 07/15/18	521,707	541,156
3.00%, 10/15/18 to 04/15/26	4,374,611	4,497,442
3.75%, 10/15/18	668,982	673,408
3.50%, 12/15/27	219,530	221,202
0.57%, 04/15/28 to 06/15/37(a)	6,463,709	6,498,759
0.67%, 12/15/35 to 03/15/40(a)	8,020,930	8,094,122
0.47%, 03/15/36(a)	5,112,627	5,138,518
0.52%, 11/15/36(a)	7,708,172	7,724,436
1.03%, 11/15/39(a)	1,654,590	1,689,935
0.62%, 03/15/40 to 02/15/42(a)	18,777,889	18,882,479
Ginnie Mae REMICs,
6.00%, 01/16/25	870,165	971,751
4.75%, 09/20/32	80,952	81,215
4.00%, 04/16/33 to 02/20/38	2,459,339	2,499,087
4.50%, 10/20/33 to 09/16/34	1,763,702	1,806,015
5.74%, 08/20/34(a)	1,911,576	2,159,435
5.00%, 08/16/35	37,114	37,201
5.86%, 01/20/39(a)	6,484,231	7,401,571
0.97%, 09/16/39(a)	2,378,394	2,433,564
4.51%, 07/20/41(a)	1,540,630	1,650,108
1.63%, 09/20/41(a)	6,297,700	6,556,034
1.60%, 09/20/64, IO(a)	11,692,534	1,311,756
1.65%, 11/20/64, IO(a)	7,716,002	911,453
1.69%, 12/20/64, IO(a)	19,423,463	2,270,117
		162,146,288

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.05%

Series 2010-S1, Class 1A, Floating Rate Notes, 0.73%, 02/25/48 (a)(b)	$304,524	$304,669

Federal Home Loan Mortgage Corp. (FHLMC)–12.55%

Pass Through Ctfs.,
8.00%, 07/01/15 to 09/01/36	6,749,126	8,301,623
7.00%, 12/01/15 to 12/01/37	5,785,831	6,705,652
6.00%, 02/01/16 to 07/01/38	1,863,217	2,043,296
6.50%, 03/01/16 to 12/01/35	4,902,593	5,638,970
5.00%, 07/01/18 to 01/01/40	2,749,046	3,046,455
10.50%, 08/01/19	333	337
4.50%, 09/01/20 to 08/01/41	15,770,567	17,425,060
8.50%, 09/01/20 to 08/01/31	613,596	708,009
10.00%, 03/01/21	22,830	25,085
9.00%, 06/01/21 to 06/01/22	147,558	159,098
7.50%, 09/01/22 to 08/01/36	1,877,008	2,183,453
5.50%, 12/01/22	836,385	896,661
3.50%, 08/01/26	1,391,550	1,493,430
3.00%, 05/01/27	2,048,982	2,168,190
7.05%, 05/20/27	165,469	190,291
6.03%, 10/20/30	1,209,095	1,413,298
Pass Through Ctfs., ARM,
2.40%, 09/01/35(a)	8,449,262	9,024,838
2.39%, 07/01/36(a)	6,467,800	6,918,135
2.05%, 10/01/36(a)	3,825,471	4,065,060
2.41%, 10/01/36(a)	278,027	299,271
2.52%, 11/01/37(a)	2,980,251	3,210,402
2.66%, 01/01/38(a)	135,276	145,704
2.49%, 06/01/43(a)	6,284,020	6,591,707
		82,654,025

Federal National Mortgage Association (FNMA)–14.45%

Pass Through Ctfs.,
6.50%, 04/01/15 to 11/01/37	5,366,079	6,043,000
7.00%, 04/01/15 to 06/01/36	7,783,731	8,691,250
8.00%, 06/01/15 to 11/01/37	5,293,694	6,445,467
7.50%, 11/01/15 to 08/01/37	7,483,106	8,868,684
6.00%, 09/01/17 to 10/01/38	4,123,788	4,695,151
5.00%, 11/01/17 to 12/01/33	616,844	663,704
8.50%, 11/01/17 to 08/01/37	2,384,622	2,890,591
4.50%, 04/01/19 to 08/01/41	12,572,658	13,657,451
5.50%, 03/01/21 to 05/01/35	2,689,689	3,077,844
6.75%, 07/01/24	591,206	679,243
6.95%, 10/01/25	22,694	23,733
3.50%, 03/01/27 to 08/01/27	14,937,030	15,900,587
3.00%, 05/01/27 to 08/01/27	7,125,976	7,500,154
Pass Through Ctfs., ARM,
2.49%, 10/01/34(a)	3,511,927	3,761,763
2.35%, 05/01/35(a)	633,388	677,168
2.31%, 03/01/38(a)	157,728	168,465
2.82%, 02/01/42(a)	2,887,188	3,041,397
2.30%, 06/01/43(a)	4,250,521	4,325,012
2.26%, 08/01/43(a)	4,003,375	4,110,595
		95,221,259

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–4.44%
Pass Through Ctfs.,
11.00%, 10/15/15	$260	$261
6.50%, 05/20/16 to 01/15/37	5,663,918	6,481,059
7.50%, 03/15/17 to 10/15/35	3,527,753	4,097,865
7.00%, 04/15/17 to 01/15/37	1,804,429	2,006,426
8.00%, 05/15/17 to 01/15/37	1,925,855	2,290,407
10.50%, 09/15/17	340	342
8.50%, 12/15/17 to 01/15/37	225,552	236,548
10.00%, 06/15/19	9,770	10,650
6.00%, 09/15/20 to 08/15/33	898,314	1,009,838
5.00%, 02/15/25	266,252	296,985
6.95%, 08/20/25 to 08/20/27	352,337	364,069
6.38%, 10/20/27 to 04/20/28	389,115	443,481
6.10%, 12/20/33	5,404,469	6,369,167
3.50%, 10/20/42	5,436,615	5,649,532
		29,256,630
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $357,969,375)		369,582,871

U.S. Treasury Securities–17.37%

U.S. Treasury Bills–0.34%(c)(d)

0.00%, 08/20/15	180,000	179,954
0.07%, 08/20/15	105,000	104,973
0.08%, 08/20/15	1,535,000	1,534,609
0.09%, 08/20/15	100,000	99,974
0.10%, 08/20/15	90,000	89,977
0.11%, 08/20/15	85,000	84,978
0.12%, 08/20/15	120,000	119,970
		2,214,435

U.S. Treasury Notes–12.13%

0.88%, 07/15/17	10,400,000	10,449,638
0.63%, 08/31/17	8,400,000	8,383,689
0.75%, 12/31/17	5,000,000	4,989,570
0.88%, 01/31/18	5,400,000	5,403,941
1.50%, 12/31/18	5,500,000	5,572,948
1.63%, 06/30/19	4,000,000	4,062,291
1.63%, 07/31/19	11,200,000	11,365,687
1.75%, 09/30/19	5,000,000	5,096,644
1.00%, 11/30/19	4,000,000	3,939,197
3.63%, 02/15/20	2,000,000	2,215,250
2.00%, 09/30/20	5,000,000	5,135,042
2.13%, 06/30/21	4,500,000	4,632,864
2.13%, 08/15/21	2,700,000	2,778,883
2.00%, 10/31/21	2,500,000	2,551,174
2.00%, 11/15/21	3,300,000	3,368,584
		79,945,402

U.S. Treasury Bonds–2.84%

8.75%, 05/15/20	3,500,000	4,776,926
7.88%, 02/15/21	1,100,000	1,493,951
5.38%, 02/15/31	3,800,000	5,394,410
3.38%, 05/15/44	6,000,000	7,036,705
		18,701,992

	Principal Amount		Value

U.S. Treasury Inflation-Indexed Bonds–2.06%

0.63%, 01/15/24	$13,023,010	(e)	$13,581,431
Total U.S. Treasury Securities (Cost $110,907,898)			114,443,260

U.S. Government Sponsored Agency Securities–10.82%

Federal Agricultural Mortgage Corp. (FAMC)–2.93%

Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000		4,081,492
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	14,000,000		15,226,064
			19,307,556

Federal Farm Credit Bank (FFCB)–1.49%

Unsec. Bonds, 1.05%, 03/28/16	7,000,000		7,049,738
Unsec. Medium-Term Notes, 5.75%, 12/07/28	2,100,000		2,796,820
			9,846,558

Federal Home Loan Bank (FHLB)–2.33%

Unsec. Bonds, 1.50%, 10/12/17	4,800,000		4,882,872
3.38%, 06/12/20	6,220,000		6,789,513
2.88%, 09/11/20	3,455,000		3,679,143
			15,351,528

Federal Home Loan Mortgage Corp. (FHLMC)–1.04%

Unsec. Global Notes, 2.38%, 01/13/22	5,000,000		5,178,878
Series 1, Unsec. Global Notes, 0.75%, 01/12/18	1,650,000		1,644,149
			6,823,027

Financing Corp. (FICO)–0.52%

Sec. Bonds, 9.80%, 04/06/18	700,000		874,131
Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000		2,560,426
			3,434,557

Tennessee Valley Authority (TVA)–2.51%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	13,553,000		14,548,373
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000		1,953,037
			16,501,410
Total U.S. Government Sponsored Agency Securities (Cost $69,051,629)			71,264,636

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Non-U.S. Government Sponsored Agency Securities–14.92%

Collateralized Mortgage Obligations–9.79%

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	$7,000,000	$7,190,750
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.23%, 06/08/30(a)(b)	5,900,000	5,899,971
Credit Suisse Mortgage Capital, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.08%, 03/15/17(a)(b)	7,100,000	7,100,000
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $11,343,505) (b)	10,959,908	11,617,502
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10; Cost $19,414,797)(a)(b)	18,792,302	19,497,014
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	2,375,000	2,378,693
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	775,000	792,827
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,436,927
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, Pass Through Ctfs., 5.07%, 08/13/42	3,575,000	3,588,842
		64,502,526

Bonds & Notes–3.26%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	3,800,000	4,643,287

	Principal Amount	Value

Private Export Funding Corp.,
Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	$1,540,000	$1,738,116
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,098,395
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,062,152
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,932,105
		21,474,055

Structured Agency Credit Risk Notes (STACR)–1.87%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.37%, 02/25/24(a)(f)	7,300,000	7,395,243
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.57%, 10/25/24(a)(f)	1,100,000	1,115,702
Series 2014-HQ2, Class M2, Floating Rate STACR® Debt Notes, 2.37%, 09/25/24(a)(f)	3,800,000	3,784,960
		12,295,905
Total Non-U.S. Government Sponsored Agency Securities (Cost $96,425,485)		98,272,486

Options Purchased–0.00%

(Cost $198,756)(g)		82
TOTAL INVESTMENTS-99.21% (Cost $634,553,143)		653,563,335
OTHER ASSETS LESS LIABILITIES–0.79%		5,199,646
NET ASSETS–100.00%		$658,762,981

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $66,082,147, which represented 10.03% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(e)	Principal amount of security and interest payments are adjusted for inflation.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	The table below details Options Purchased

Open Over-The-Counter Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Premium Rate	Pay/Receive Premium Rate	Floating Rate Index	Expiration Date	Notional Value(a)	Value
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.45%	1.62%	Pay	3 Month USD LIBOR	05/06/15	$12,250,000	$82

(a)	Notional Value is calculated by multiplying the Number of Contracts by the multiplier

Abbreviations:

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$114,443,260	$—	$114,443,260
U.S. Government Sponsored Agency Securities	—	440,847,507	—	440,847,507
Structured Agency Credit Risk Notes	—	12,295,905	—	12,295,905
Corporate Debt Securities	—	16,830,768	—	16,830,768
Bonds	—	33,388,010	—	33,388,010
Foreign Debt Securities	—	31,114,516	—	31,114,516
Foreign Sovereign Debt Securities	—	4,643,287	—	4,643,287
Options Purchased	—	82	—	82
	—	653,563,335	—	653,563,335
Futures Contracts*	1,917,678	—	—	1,917,678
Total Investments	$1,917,678	$653,563,335	$—	$655,481,013
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$1,980,859	$(63,181)
Options purchased (b)	82	—
Total	$1,980,941	$(63,181)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended March 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts	Options Purchased
Realized Gain:
Interest rate risk	$4,160,256	$—
Change in Unrealized Appreciation (Depreciation):
Interest rate risk	(1,237,276)	(25,968)
Total	$2,922,980	$(25,968)

Invesco V.I. Government Securities Fund

The table below summarizes the average notional value of futures contracts and options purchased during the period.

	Futures Contracts	Options Purchased
Average notional value	$151,967,537	$12,250,000

Open Futures Contracts
	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	41	June-2015	$8,985,406	$32,584
U.S. Treasury 5 Year Notes	Long	430	June-2015	51,690,703	295,281
U.S. Treasury 10 Year Notes	Long	134	June-2015	17,273,438	160,788
U.S. Treasury 30 Year Bonds	Short	35	June-2015	(5,735,625)	(63,181)
U.S. Ultra Bonds	Long	411	June-2015	69,818,625	1,492,206
Total Futures Contracts – Interest Rate Risk					$1,917,678

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $41,881,081 and $68,138,973, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $21,813,453 and $25,392,129, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,888,241
Aggregate unrealized (depreciation) of investment securities	(937,027)
Net unrealized appreciation of investment securities	$18,951,214
Cost of investments for tax purposes is $634,612,121.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VIGRI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.57%

Aerospace & Defense–1.33%

General Dynamics Corp.	196,875	$26,721,844

Agricultural Products–1.01%

Archer-Daniels-Midland Co.	428,049	20,289,523

Application Software–1.70%

Adobe Systems Inc. (b)	229,894	16,998,363
Citrix Systems, Inc. (b)	267,498	17,085,097
		34,083,460

Asset Management & Custody Banks–2.44%

Northern Trust Corp.	311,576	21,701,269
State Street Corp.	372,257	27,372,057
		49,073,326

Automobile Manufacturers–1.21%

General Motors Co.	647,780	24,291,750

Biotechnology–1.26%

Amgen Inc.	157,978	25,252,783

Broadcasting–0.26%

CBS Corp. -Class B	86,641	5,253,044

Cable & Satellite–2.60%

Comcast Corp. -Class A	569,479	32,158,479
Time Warner Cable Inc.	133,967	20,078,974
		52,237,453

Communications Equipment–1.34%

Cisco Systems, Inc.	978,700	26,938,717

Construction Machinery & Heavy Trucks–0.68%

Caterpillar Inc.	171,226	13,703,217

Consumer Finance–0.20%

Synchrony Financial (b)	133,281	4,045,078

Diversified Banks–11.92%

Bank of America Corp.	2,740,119	42,170,431
Citigroup Inc.	1,687,754	86,953,086
Comerica Inc.	437,460	19,742,570
JPMorgan Chase & Co.	1,492,588	90,420,981
		239,287,068

Diversified Chemicals–0.50%

Dow Chemical Co. (The)	209,362	10,045,189

Electric Utilities–0.55%

FirstEnergy Corp.	316,145	11,084,044

Electronic Components–1.06%

Corning Inc.	942,065	21,366,034

	Shares	Value

General Merchandise Stores–1.89%

Target Corp.	462,377	$37,947,280

Health Care Equipment–1.83%

Baxter International Inc.	149,206	10,220,611
Medtronic PLC	338,839	26,426,054
		36,646,665

Health Care Services–0.79%

Express Scripts Holding Co. (b)	181,965	15,789,103

Hotels, Resorts & Cruise Lines–1.80%

Carnival Corp.	754,273	36,084,420

Household Products–1.10%

Procter & Gamble Co. (The)	268,778	22,023,669

Hypermarkets & Super Centers–1.60%

Wal-Mart Stores, Inc.	390,072	32,083,422

Industrial Conglomerates–2.76%

General Electric Co.	2,236,148	55,478,832

Industrial Machinery–1.22%

Ingersoll-Rand PLC	359,980	24,507,438

Insurance Brokers–2.93%

Aon PLC	211,626	20,341,491
Marsh & McLennan Cos., Inc.	371,539	20,839,623
Willis Group Holdings PLC	364,639	17,568,307
		58,749,421

Integrated Oil & Gas–5.25%

Exxon Mobil Corp.	218,184	18,545,640
Occidental Petroleum Corp.	237,444	17,333,412
Royal Dutch Shell PLC -Class A (United Kingdom)	1,527,866	45,421,722
TOTAL S.A. (France)	484,916	24,126,937
		105,427,711

Integrated Telecommunication Services–1.59%

Koninklijke KPN N.V. (Netherlands)	1,400,528	4,739,163
Orange S.A. (France)	301,802	4,856,105
Telecom Italia S.p.A. (Italy)(b)	2,819,543	3,310,477
Telefónica, S.A. (Spain)	212,736	3,027,019
Telefónica, S.A. -Rts. (Spain)(b)	212,736	34,310
Verizon Communications Inc.	328,160	15,958,421
		31,925,495

Internet Software & Services–1.58%

eBay Inc. (b)	548,482	31,636,442

Investment Banking & Brokerage–4.63%

Charles Schwab Corp. (The)	780,111	23,746,579
Goldman Sachs Group, Inc. (The)	112,645	21,173,880

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	1,344,004	$47,967,503
		92,887,962

IT Consulting & Other Services–1.23%

Amdocs Ltd.	452,780	24,631,232

Managed Health Care–2.33%

Anthem, Inc.	137,600	21,246,816
UnitedHealth Group Inc.	216,186	25,572,642
		46,819,458

Movies & Entertainment–1.35%

Time Warner Inc.	165,867	14,005,809
Viacom Inc. -Class B	191,673	13,091,266
		27,097,075

Multi-Utilities–0.69%

PG&E Corp.	260,585	13,829,246

Oil & Gas Drilling–0.41%

Ensco PLC -Class A	386,385	8,141,132

Oil & Gas Equipment & Services–1.32%

Baker Hughes Inc.	416,324	26,469,880

Oil & Gas Exploration & Production–2.96%

Anadarko Petroleum Corp.	205,858	17,047,101
Apache Corp.	351,988	21,235,436
Canadian Natural Resources Ltd. (Canada)	689,463	21,131,339
		59,413,876

Other Diversified Financial Services–1.38%

Voya Financial, Inc.	644,696	27,792,845

Packaged Foods & Meats–1.95%

Mondelez International Inc. -Class A	646,017	23,314,753
Unilever N.V. -New York Shares (United Kingdom)	377,547	15,766,363
		39,081,116

Pharmaceuticals–7.76%

Eli Lilly and Co.	394,375	28,651,344
Merck & Co., Inc.	521,911	29,999,444
Novartis AG (Switzerland)	311,226	30,792,735
Novartis AG -ADR (Switzerland)	25,163	2,481,323
Pfizer Inc.	478,724	16,654,808
Sanofi (France)	203,016	19,976,056
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	436,651	27,203,357
		155,759,067

Publishing–0.79%

Thomson Reuters Corp.	391,990	15,891,905

Railroads–1.04%

CSX Corp.	630,271	20,874,576

Regional Banks–5.17%

BB&T Corp.	437,033	17,039,917
Citizens Financial Group Inc.	920,291	22,206,622
Fifth Third Bancorp	902,855	17,018,817

	Shares	Value

Regional Banks–(continued)

First Horizon National Corp.	826,073	$11,804,583
PNC Financial Services Group, Inc. (The)	383,032	35,713,904
		103,783,843

Security & Alarm Services–1.05%

Tyco International PLC	490,533	21,122,351

Semiconductor Equipment–1.29%

Applied Materials, Inc.	1,144,085	25,810,558

Semiconductors–2.11%

Broadcom Corp. -Class A	449,574	19,464,307
Intel Corp.	731,686	22,879,821
		42,344,128

Specialized Finance–0.67%

CME Group Inc. -Class A	142,811	13,525,630

Systems Software–2.43%

Microsoft Corp.	556,170	22,611,091
Symantec Corp.	1,123,677	26,254,713
		48,865,804

Technology Hardware, Storage & Peripherals–0.72%

NetApp, Inc.	405,715	14,386,654

Tobacco–1.01%

Philip Morris International Inc.	270,347	20,365,239

Wireless Telecommunication Services–0.88%

Vodafone Group PLC –ADR (United Kingdom)	541,052	17,681,579
Total Common Stocks & Other Equity Interests (Cost $1,567,723,331)		1,918,547,584

Money Market Funds–3.80%

Liquid Assets Portfolio –Institutional Class (c)	38,138,809	38,138,809
Premier Portfolio –Institutional Class (c)	38,138,808	38,138,808
Total Money Market Funds (Cost $76,277,617)		76,277,617
TOTAL INVESTMENTS–99.37% (Cost $1,644,000,948)		1,994,825,201
OTHER ASSETS LESS LIABILITIES–0.63%		12,574,352
NET ASSETS–100.00%		$2,007,399,553

Investment Abbreviations:

ADR	—American Depositary Receipt
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 2 to Level 1 of $63,086,254, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,921,661,241	$73,163,960	$—	$1,994,825,201
Forward Foreign Currency Contracts*	—	(2,087,407)	—	(2,087,407)
Total Investments	$1,921,661,241	$71,076,553	$—	$1,992,737,794
*	Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty		Deliver	Receive		Notional Value	Appreciation (Depreciation)
04/17/15	Bank of New York Mellon (The)	CAD	17,046,279	USD	13,345,034	$13,455,227	$(110,193)
04/17/15	Bank of New York Mellon (The)	CHF	12,321,405	USD	12,293,989	12,688,155	(394,166)
04/17/15	Bank of New York Mellon (The)	EUR	26,272,497	USD	27,917,812	28,255,528	(337,716)
04/17/15	Bank of New York Mellon (The)	GBP	15,492,105	USD	22,867,664	22,985,487	(117,823)
04/17/15	Bank of New York Mellon (The)	ILS	39,399,859	USD	9,816,344	9,899,533	(83,189)
04/17/15	State Street Bank and Trust Co.	CAD	17,046,664	USD	13,344,552	13,455,531	(110,979)
04/17/15	State Street Bank and Trust Co.	CHF	12,375,386	USD	12,346,557	12,743,743	(397,186)
04/17/15	State Street Bank and Trust Co.	EUR	26,307,096	USD	27,960,234	28,292,739	(332,505)
04/17/15	State Street Bank and Trust Co.	GBP	15,505,223	USD	22,884,003	23,004,949	(120,946)
04/17/15	State Street Bank and Trust Co.	ILS	39,401,890	USD	9,817,339	9,900,043	(82,704)
Total Forward Foreign Currency Contracts - Currency Risk							$(2,087,407)

   Currency Abbreviations:

CAD — Canadian Dollar	CHF — Swiss Franc	EUR — Euro

GBP — British Pound Sterling	ILS — Israeli Shekel	USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $131,209,447 and $107,617,565, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$403,826,840
Aggregate unrealized (depreciation) of investment securities	(53,528,637)
Net unrealized appreciation of investment securities	$350,298,203
Cost of investments for tax purposes is $1,644,526,998.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

invesco.com/us VIHYI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–85.74%

Aerospace & Defense–2.24%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.50%, 09/15/18(b)	$282,000	$282,000

7.50%, 03/15/18(b)	515,000	549,119

7.50%, 03/15/25(b)	432,000	427,680

7.75%, 03/15/20(b)	927,000	971,032

GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	766,000	823,450

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	360,000	370,800

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	520,000	513,500

		3,937,581

Agricultural Products–0.30%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	513,000	522,619

Airlines–0.51%

Air Canada (Canada), Sec. Gtd. Notes, 8.75%, 04/01/20(b)	180,000	200,736

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	590,000	635,725

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	66,109	66,770

		903,231

Alternative Carriers–1.83%

EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	285,000	293,550

Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	654,000	679,342

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	820,000	841,525

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	1,355,000	1,395,650

		3,210,067

Apparel Retail–1.37%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	1,192,000	1,294,810

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	160,000	176,600

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	80,000	91,700

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	613,000	647,481

	Principal Amount	Value

Apparel Retail–(continued)

Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	$185,000	$196,563

		2,407,154

Apparel, Accessories & Luxury Goods–0.14%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	244,000	253,760

Application Software–0.18%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	304,000	308,560

Asset Management & Custody Banks–0.18%

Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 8.50%, 11/01/17(c)	318,000	314,025

Auto Parts & Equipment–1.81%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	535,000	553,725

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	503,000	526,892

5.50%, 12/15/24	223,000	231,084

Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	220,000	229,350

Nexteer Automotive Group Ltd., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/21(b)	150,000	154,125

Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.75%, 05/15/23(b)	200,000	201,500

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	863,000	864,079

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	413,000	431,585

		3,192,340

Automobile Manufacturers–0.09%

General Motors Co., Sr. Unsec. Global Notes, 4.88%, 10/02/23	150,000	162,844

Automotive Retail–0.17%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23(b)	291,000	299,003

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	120,000	0

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Broadcasting–1.72%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$438,000	$464,280
iHeartCommunications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 09/15/22	317,000	303,528
Sr. Sec. Gtd. Notes, 10.63%, 03/15/23(b)	462,000	466,620
Sr. Unsec. Global Notes, 10.00%, 01/15/18	429,000	366,795
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	388,000	400,610
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	945,000	966,262
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	50,000	51,750
		3,019,845

Building Products–3.06%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,210,000	1,234,200
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	742,000	790,230
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,030,200
Hardwoods Acquisition, Inc., Sr. Sec. Notes, 7.50%, 08/01/21(b)	215,000	207,475
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(b)	72,000	74,160
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	150,000	159,375
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	449,000	441,367
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,240,000	1,333,000
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	101,000	107,312
		5,377,319

Business Equipment & Services–0.18%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	292,000	313,535

Cable & Satellite–3.65%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	492,000	506,145
5.25%, 09/30/22	410,000	421,275
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	830,000	852,825
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	333,000	334,665
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,077,000	1,089,116
5.88%, 11/15/24	655,000	659,912
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	237,000	262,774

	Principal Amount	Value

Cable & Satellite–(continued)

Numericable-SFR S.A. (France), Sr. Sec. Gtd. Bonds, 6.00%, 05/15/22(b)	$1,370,000	$1,394,464
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	490,000	497,350
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	390,000	408,038
		6,426,564

Casinos & Gaming–1.28%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	402,000	435,165
Caesars Entertainment Resort Properties LLC, Sec. Gtd. Global Notes, 11.00%, 10/01/21	263,000	232,098
Sr. Sec. Gtd. Global Notes, 8.00%, 10/01/20	125,000	125,469
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	108,300
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	192,825
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	630,000	653,625
7.75%, 03/15/22	450,000	510,187
		2,257,669

Coal & Consumable Fuels–0.62%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	1,195,000	1,093,425

Commercial Printing–0.22%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	376,000	393,390

Communications Equipment–0.52%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	400,000	398,500
9.00%, 04/01/19(b)	498,000	513,563
		912,063

Computer & Electronics Retail–0.37%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	760,000	642,200

Construction & Engineering–0.90%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	780,000	809,370
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	730,000	771,975
		1,581,345

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–3.20%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	$982,000	$1,038,465

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	1,215,000	1,266,637

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	299,000	302,738

6.75%, 06/15/21	377,000	392,080

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	660,000	645,975

Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	455,000	413,197

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	858,000	892,320

Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	179,000	185,265

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	564,000	490,680

		5,627,357

Construction Materials–2.10%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	925,000	941,766

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	630,000	649,687

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	122,400

Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	143,000	145,145

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	370,000	375,550

7.50%, 02/15/19(b)	607,000	616,105

US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	783,000	833,895

		3,684,548

Consumer Finance–0.82%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	724,000	716,760

5.13%, 09/30/24	176,000	182,160

Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	140,000	164,500

Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	380,000	378,100

		1,441,520

Data Processing & Outsourced Services–1.60%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	545,000	583,150

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,923,000	2,225,872

		2,809,022

	Principal Amount	Value

Distillers & Vintners–0.14%

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	$225,000	$238,500

Diversified Banks–0.12%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Yankee Notes, 6.13%, 12/15/22	195,000	220,125

Diversified Chemicals–0.29%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22	498,000	505,470

Diversified Metals & Mining–0.93%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24	350,000	353,062

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	365,000	365,456

6.88%, 04/01/22(b)	446,000	341,190

8.25%, 11/01/19(b)	177,000	157,088

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	196,000	206,290

Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	210,000	219,975

		1,643,061

Electrical Components & Equipment–0.37%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	270,000	278,100

5.00%, 10/01/25(b)	370,000	374,625

		652,725

Electronics & Electrical–0.33%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	523,000	572,031

Environmental & Facilities Services–0.16%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	271,000	283,195

Food Retail–0.83%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	1,411,000	1,467,440

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 8.00%, 01/30/20(c)(e)	5,751	5,334

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(e)	40,000	200

		5,534

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Gas Utilities–1.00%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$785,000	$794,812

6.75%, 01/15/22	127,000	129,858

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	813,000	836,374

		1,761,044

General Merchandise Stores–0.75%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	1,244,000	1,315,530

Gold–0.19%

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	333,000	330,919

Health Care Equipment–0.11%

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	213,000	187,440

Health Care Facilities–3.89%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	561,000	575,726

Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	540,000	559,575

Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	437,202	468,899

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	859,000	932,015

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	801,000	886,857

Sr. Sec. Gtd. Notes, 5.25%, 04/15/25	288,000	312,120

Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	334,000	390,780

Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	293,000	309,115

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	700,000	710,500

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	395,000	421,169

Sr. Unsec. Global Notes, 6.75%, 02/01/20	360,000	381,600

8.13%, 04/01/22	800,000	886,000

		6,834,356

Health Care Services–0.79%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	1,025,000	1,068,563

Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	305,000	318,725

		1,387,288

	Principal Amount	Value

Home Improvement Retail–0.72%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	$1,260,000	$1,266,300

Homebuilding–2.71%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	1,502,000	1,376,207

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	270,000	258,525

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	1,075,000	1,053,500

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	92,000	97,060

Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	770,000	750,750

8.00%, 11/01/19(b)	348,000	336,690

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	181,000	185,525

7.50%, 09/15/22	105,000	108,150

Meritage Homes Corp. Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	110,000	118,800

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	483,000	484,208

		4,769,415

Household Products–1.18%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	857,000	888,066

Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	1,118,000	1,194,863

		2,082,929

Independent Power Producers & Energy Traders–1.45%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	754,000	846,365

Calpine Corp., Sr. Sec. Gtd. Notes, 5.88%, 01/15/24(b)	73,000	79,479

Sr. Unsec. Global Notes, 5.38%, 01/15/23	796,000	801,970

5.50%, 02/01/24	367,000	372,505

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	298,000	307,685

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	134,064	145,626

		2,553,630

Industrial Machinery–0.46%

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	764,000	806,975

Integrated Oil & Gas–0.64%

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	1,264,000	1,134,440

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Integrated Telecommunication Services–0.58%

Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	$972,000	$1,023,030

Internet Software & Services–1.19%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	860,000	918,050

Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	481,000	501,442

5.38%, 04/01/23	641,000	666,640

		2,086,132

Marine–0.77%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	1,338,000	1,351,380

Metal & Glass Containers–1.07%

Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,377,000	1,421,752

Coveris Holdings S.A., Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	249,000	255,848

Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	200,000	205,000

		1,882,600

Movies & Entertainment–0.35%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	235,000	245,575

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	375,000	367,969

		613,544

Oil & Gas Drilling–0.25%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	574,000	440,545

Oil & Gas Equipment & Services–0.74%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	443,000	425,280

Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	657,000	614,295

6.00%, 10/01/22	288,000	267,840

		1,307,415

Oil & Gas Exploration & Production–7.12%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/01/22(b)	650,000	627,250

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	416,000	407,680

Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	583,000	527,615

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 10/15/18	$410,000	$429,475

Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	662,000	683,515

Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	236,000	173,460

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	329,000	342,160

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	440,000	438,900

5.88%, 05/01/22	286,000	304,590

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	114,000	115,425

5.50%, 04/01/23	550,000	556,875

Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	1,225,000	1,102,500

Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/21	512,000	545,280

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	200,000	143,000

Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	428,000	446,725

Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	848,000	848,000

Newfield Exploration Co., Sr. Unsec. Sub. Notes, 6.88%, 02/01/20	318,000	328,732

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	509,000	516,635

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	212,313

Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	223,740

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	298,000	298,000

Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	734,000	739,505

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	232,000	219,240

SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	515,000	321,875

7.50%, 02/15/23	119,000	73,185

8.75%, 01/15/20	266,000	182,210

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	143,000	146,218

Sr. Unsec. Notes, 6.13%, 11/15/22(b)	542,000	544,710

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	490,000	488,775

6.25%, 04/01/23(b)	535,000	533,662

		12,521,250

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–2.08%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	$353,000	$358,074

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	393,000	394,965

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	122,000	136,945

MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	413,000	427,455

6.50%, 08/15/21	305,000	321,013

NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	316,000	331,800

Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	375,000	376,875

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	316,000	354,710

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	214,000	195,008

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	506,000	522,445

Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	62,000	64,480

Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Notes, 4.88%, 03/15/24	178,000	179,446

		3,663,216

Other Diversified Financial Services–0.12%

Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/25	200,000	210,020

Packaged Foods & Meats–2.60%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	1,505,000	1,557,675

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	350,000	365,750

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	900,000	927,000

REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	615,000	628,837

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	192,000	199,440

Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	114,000	115,568

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	$100,000	$104,500

6.63%, 08/15/22	331,000	356,652

WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	293,000	317,173

		4,572,595

Paper Packaging–0.61%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	27,000	28,148

4.88%, 11/15/22	1,009,000	1,051,882

		1,080,030

Paper Products–0.66%

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	301,000	316,050

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	735,000	757,050

Verso Paper Holdings LLC/Verso Paper Inc., Sr. Sec. Gtd. Bonds., 11.75%, 01/15/19	102,000	95,880

		1,168,980

Personal Products–0.44%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	748,000	780,725

Pharmaceuticals–2.57%

Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	970,000	1,001,525

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/21(b)	132,000	147,015

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	388,000	394,305

5.63%, 12/01/21(b)	1,456,000	1,483,300

6.38%, 10/15/20(b)	310,000	323,563

7.50%, 07/15/21(b)	45,000	48,881

Sr. Unsec. Notes, 5.88%, 05/15/23(b)	200,000	206,000

6.13%, 04/15/25(b)	880,000	915,200

		4,519,789

Real Estate Services–0.17%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	288,000	292,320

Regional Banks–0.48%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	750,000	843,750

Renewable Electricity–0.26%

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	431,000	451,473

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Semiconductor Equipment–0.73%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$749,000	$777,088

Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	488,000	509,960

		1,287,048

Semiconductors–0.84%

Micron Technology, Inc., Sr. Unsec. Global Bonds, 5.88%, 02/15/22	613,000	648,247

Sr. Unsec. Notes, 5.25%, 08/01/23(b)	320,000	327,200

5.50%, 02/01/25(b)	490,000	496,125

		1,471,572

Specialized Consumer Services–0.64%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 08/15/20	320,000	340,800

Sr. Unsec. Notes, 7.45%, 08/15/27	761,000	783,830

		1,124,630

Specialized Finance–2.89%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)	345,000	364,406

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	292,000	337,260

Sr. Unsec. Notes, 5.13%, 03/15/21	555,000	582,750

5.50%, 02/15/22	420,000	449,400

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	586,000	603,580

5.00%, 08/01/23	270,000	278,100

Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	621,000	637,301

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	850,000	955,188

Sr. Unsec. Notes, 8.25%, 12/15/20	173,000	212,141

MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	640,000	665,600

		5,085,726

Specialized REIT’s–0.54%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	590,000	622,450

Sr. Unsec. Notes, 4.88%, 04/15/22	313,000	325,520

		947,970

Specialty Chemicals–0.37%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	630,000	655,200

	Principal Amount	Value

Specialty Stores–0.90%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	$1,524,000	$1,575,435

Steel–2.17%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	484,000	400,510

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	260,000	277,550

7.00%, 02/25/22	405,000	445,601

Cliffs Natural Resources Inc., Sr. Unsec. Global Notes, 5.90%, 03/15/20	413,000	303,215

Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	291,000	293,910

5.50%, 10/01/24(b)	788,000	803,760

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	520,000	537,550

7.38%, 02/01/20(b)	733,000	757,739

		3,819,835

Trading Companies & Distributors–0.80%

HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	190,000	204,013

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	406,000	415,642

Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	740,000	789,025

		1,408,680

Wireless Telecommunication Services–7.68%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	1,260,000	1,286,775

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	400,000	401,000

Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23	500,000	484,065

Sr. Unsec. Notes, 6.00%, 04/15/21(b)	600,000	574,500

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	330,000	312,675

7.75%, 06/01/21	735,000	681,713

8.13%, 06/01/23	490,000	455,088

SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	1,207,000	1,187,386

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	865,000	801,206

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	591,000	563,666

11.50%, 11/15/21	150,000	182,250

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21		$910,000	$916,825

7.63%, 02/15/25		595,000	593,513

7.88%, 09/15/23		865,000	884,462

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25		1,132,000	1,170,205

6.84%, 04/28/23		287,000	303,861

Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23		706,000	743,065

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 7.38%, 04/23/21(b)		1,345,000	1,397,959

Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(b)		350,000	352,625

REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 04/30/20(b)		200,000	212,750

			13,505,589

Total U.S. Dollar Denominated Bonds & Notes (Cost $157,397,904)			150,799,812

Non-U.S. Dollar Denominated Bonds & Notes–4.09%(f)

Aerospace & Defense–0.15%

TA Mfg. Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 04/15/23(b)	EUR	250,000	272,328

Asset Management & Custody Banks–0.16%

Alize Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.25%, 12/01/21(b)	EUR	250,000	280,224

Auto Parts & Equipment–0.23%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	360,000	405,613

Automobile Manufacturers–0.18%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 04/15/19(b)	EUR	290,000	314,521

Cable & Satellite–0.13%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Notes, 4.88%, 01/15/27(b)	GBP	150,000	220,916

Casinos & Gaming–0.26%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	198,000	309,599

William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	100,000	150,245

			459,844

	Principal Amount		Value

Construction & Engineering–0.18%

Abengoa Finance S.A.U. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	275,000	$307,877

Construction Materials–0.33%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(b)	EUR	300,000	284,659

Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	200,000	202,138

REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	101,069

			587,866

Diversified Support Services–0.13%

AA Bond Co. Ltd. (United Kingdom), Sec. Notes, 5.50%, 07/31/22(b)	GBP	150,000	225,234

Environmental & Facilities Services–0.18%

Waste Italia SpA (Italy), Sr. Sec. Gtd. Notes, 10.50%, 11/15/19(b)	EUR	325,000	320,611

Hotels, Resorts & Cruise Lines–0.33%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	231,000	267,309

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	319,558

			586,867

Industrial Machinery–0.06%

Onex Wizard Acquisition Co. II S.C.A. (Luxembourg), REGS, Sr. Unsec. Euro Bonds, 7.75%, 02/15/23	EUR	100,000	113,864

Internet Software & Services–0.19%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	325,140

Movies & Entertainment–0.77%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	164,453

REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	795,000	1,188,548

			1,353,001

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Other Diversified Financial Services–0.60%

Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes, 11.00%, 03/31/17(b)(c)	EUR	112,793	$35,170

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	115,000	188,396

Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(b)	EUR	280,000	308,582

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	517,584

			1,049,732

Paper Products–0.06%

Sappi Papier Holding GmbH (Austria), 3.38%, 04/01/22(b)	EUR	100,000	106,176

Personal Products–0.07%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Notes, 4.75%, 11/15/21(b)	EUR	100,000	116,202

Publishing–0.08%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.63%, 06/01/19(b)	GBP	100,000	142,825

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,083,073)			7,188,841

Variable Rate Senior Loan Interests–0.92%(g)

Application Software–0.23%

SS&C Technologies Holdings, Inc., Term Loan, 0.00%, 02/02/16(h)		$405,000	405,000

Diversified Support Services–0.69%

Air Medical Group Holdings, Inc., Term Loan, 0.00%, 03/17/16(h)		640,000	640,000

Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18		605,382	569,059

			1,209,059

Total Variable Rate Senior Loan Interests (Cost $1,632,662)			1,614,059

	Shares	Value

Common Stocks & Other Equity Interests–0.57%

Automobile Manufacturers–0.46%

General Motors Co.(i)	13,101	491,288

General Motors Co.—Wts. expiring 07/10/16(i)(j)	6,025	167,194

General Motors Co.—Wts. expiring 07/10/19(i)(j)	6,025	118,391

Motors Liquidation Co. GUC Trust	1,538	26,269

		803,142

Broadcasting–0.00%

Adelphia Communications Corp.(k)	3,280	2,525

Adelphia Recovery Trust—Series ACC-1(k)	318,570	924

Adelphia Recovery Trust—Series Arahova(k)	109,170	1,212

		4,661

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(j)	6,205	1,799

Integrated Telecommunication Services–0.11%

Hawaiian Telcom Holdco Inc.—Wts. expiring 10/28/15(l)	1,527	18,630

Largo Ltd.—Class A (Luxembourg)(j)	17,563	16,674

Largo Ltd.—Class B (Luxembourg)(j)	158,069	150,071

		185,375

Paper Products–0.00%

Verso Corp.(j)	2,150	3,870

Total Common Stocks & Other Equity Interests (Cost $1,782,003)		998,847

	Principal Amount

U.S. Treasury Bills–0.25%(m)(n)

0.06%, 08/20/15	$20,000	19,995

0.07%, 08/20/15	225,000	224,943

0.08%, 08/20/15	90,000	89,977

0.09%, 08/20/15	100,000	99,974

Total U.S. Treasury Bills (Cost $434,871)		434,889

	Shares

Money Market Funds–7.43%

Liquid Assets Portfolio –Institutional Class(o)	6,538,816	6,538,816

Premier Portfolio –Institutional Class (o)	6,538,816	6,538,816

Total Money Market Funds (Cost $13,077,632)		13,077,632

TOTAL INVESTMENTS–99.00% (Cost $182,408,145)		174,114,080

OTHER ASSETS LESS LIABILITIES–1.00%		1,759,018

NET ASSETS–100.00%		$175,873,098

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $69,381,993, which represented 39.45% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. Medium-Term Mortgage Euro PIK Notes	0.00	11.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2015 was $200, which represented less than 1% of the Fund’s Net Assets.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1H and Note 3.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.”

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$13,886,443	$187,511	$2,525	$14,076,479
U.S. Treasury Securities	—	434,889	—	434,889
Corporate Debt Securities	—	152,413,871	0	152,413,871
Foreign Debt Securities	—	7,188,841	—	7,188,841
	13,886,443	160,225,112	2,525	174,114,080
Forward Foreign Currency Contracts*	—	78,587	—	78,587
Swap Agreements*	—	4,269	—	4,269
Total Investments	$13,886,443	$160,307,968	$2,525	$174,196,936
*	Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements (a)	$4,269	$—
Currency risk:
Forward foreign currency contracts	78,587	—
Total	$82,856	$—

(a)	Includes cumulative appreciation of centrally cleared swap agreements.

Effect of Derivative Investments for the three months ended March 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(29,012)
Currency risk	554,560	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	34,506
Currency risk	(13,066)	—
Total	$541,494	$5,494

The table below summarizes the average notional value of forward foreign currency contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$8,159,020	$1,942,760

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
06/12/15	Citigroup Global Markets Inc.	EUR	3,363,612	USD	3,651,580	$3,620,364	$31,216
06/12/15	Citigroup Global Markets Inc.	GBP	2,272,548	USD	3,417,791	3,370,420	47,371
Total Forward Foreign Currency Contracts - Currency Risk							$78,587

Currency Abbreviations:
EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements - Credit Risk

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 23	Sell	5.00%	12/20/19	3.06%	$1,848,280	$146,938	$4,269

(a)	Implied credit spreads represent the current level as of March 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CME – Chicago Mercantile Exchange

NOTE 4 -- Unfunded Loan Commitments

As of March 31, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Air Medical Group Holdings, Inc.	Term Loan	$640,000	$640,000
SS&C Technologies Holdings, Inc.	Term Loan	405,000	405,000
		$1,045,000	$1,045,000

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $47,191,059 and $35,396,856, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,863,890
Aggregate unrealized (depreciation) of investment securities	(11,330,796)
Net unrealized appreciation (depreciation) of investment securities	$(8,466,906)
Cost of investments for tax purposes is $182,580,986.

Invesco V.I. High Yield Fund

NOTE 6 -- Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended March 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Citibank, N.A.	$605,382	$569,059
Morgan Stanley Funding, Inc.	1,045,000	1,045,000
Total	$1,650,382	$1,614,059

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VIIGR-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.19%

Australia–3.46%

Amcor Ltd.	2,952,002	$31,482,464
Brambles Ltd.	2,205,903	19,306,305
CSL Ltd.	193,031	13,512,147
		64,300,916

Belgium–1.21%

Anheuser-Busch InBev N.V.	183,243	22,421,203

Brazil–3.80%

Banco Bradesco S.A. -ADR	3,129,817	29,044,704
BM&FBOVESPA S.A.	8,185,734	28,554,886
BRF S.A.	660,048	13,066,079
		70,665,669

Canada–7.21%

Canadian National Railway Co.	249,122	16,682,874
Cenovus Energy Inc.	511,539	8,622,578
CGI Group Inc. -Class A (a)	792,536	33,613,638
Encana Corp.	1,567,351	17,497,508
Fairfax Financial Holdings Ltd.	38,702	21,694,631
Great-West Lifeco Inc.	218,232	6,309,534
Suncor Energy, Inc.	1,017,643	29,735,487
		134,156,250

China–4.95%

Baidu, Inc. -ADR(a)	158,177	32,964,087
CNOOC Ltd.	5,329,000	7,545,855
Great Wall Motor Co. Ltd. -Class H	4,426,500	31,119,523
Industrial & Commercial Bank of China Ltd. -Class H	27,598,000	20,362,273
		91,991,738

Denmark–2.54%

Carlsberg AS -Class B	327,607	27,055,870
Novo Nordisk AS -Class B	378,658	20,266,864
		47,322,734

France–3.13%

Publicis Groupe S.A.	488,381	37,718,454
Schneider Electric S.E.	263,778	20,519,480
		58,237,934

Germany–7.72%

adidas AG	215,941	17,109,327
Allianz S.E.	143,430	24,921,486
Deutsche Boerse AG	397,701	32,523,873
Deutsche Post AG	435,110	13,611,522
ProSiebenSat.1 Media AG	524,950	25,797,101
SAP S.E.	407,759	29,606,670
		143,569,979

	Shares	Value

Hong Kong–3.43%

Galaxy Entertainment Group Ltd.	4,957,000	$22,476,079
Hutchison Whampoa Ltd.	2,992,000	41,388,078
		63,864,157

Israel–2.51%

Teva Pharmaceutical Industries Ltd. -ADR	750,337	46,745,995

Japan–7.34%

Denso Corp.	280,700	12,814,872
FANUC Corp.	57,000	12,474,987
Japan Tobacco, Inc.	926,100	29,259,755
Keyence Corp.	22,600	12,360,847
Komatsu Ltd.	964,337	18,964,946
Toyota Motor Corp.	404,900	28,257,424
Yahoo Japan Corp.	5,433,000	22,467,634
		136,600,465

Mexico–1.96%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR(a)	131,950	12,337,325
Grupo Televisa S.A.B. -ADR(a)	731,139	24,134,898
		36,472,223

Singapore–4.23%

Avago Technologies Ltd.	255,132	32,396,661
Keppel Corp. Ltd.	2,563,161	16,764,295
United Overseas Bank Ltd.	1,759,700	29,457,569
		78,618,525

South Korea–1.70%

Samsung Electronics Co., Ltd.	24,363	31,574,988

Spain–1.09%

Amadeus IT Holding S.A. -Class A	474,887	20,363,015

Sweden–2.77%

Investor AB -Class B	750,166	29,885,964
Telefonaktiebolaget LM Ericsson -Class B	1,717,030	21,547,844
		51,433,808

Switzerland–8.46%

ABB Ltd.	1,142,732	24,258,655
Julius Baer Group Ltd.	493,691	24,770,913
Novartis AG	138,520	13,705,184
Roche Holding AG	99,217	27,371,967
Swatch Group AG (The)	32,277	13,687,335
Syngenta AG	74,140	25,229,572
UBS Group AG	1,503,488	28,343,178
		157,366,804

Taiwan–1.60%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,264,434	29,688,910

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Thailand–1.79%

Kasikornbank PCL -NVDR	4,737,900	$33,266,292

Turkey–0.96%

Akbank T.A.S.	6,070,948	17,826,278

United Kingdom–19.33%

Aberdeen Asset Management PLC	3,064,655	20,900,960
British American Tobacco PLC	728,585	37,655,138
Centrica PLC	2,955,549	11,095,920
Compass Group PLC	1,737,763	30,191,357
Informa PLC	1,819,425	15,240,624
Kingfisher PLC	4,946,134	27,934,397
Next PLC	157,135	16,380,377
Reed Elsevier PLC	2,364,395	40,626,931
Royal Dutch Shell PLC -Class B	687,991	21,380,361
Sky PLC	3,718,115	54,786,897
Smith & Nephew PLC	1,068,683	18,141,766
Unilever N.V.	486,910	20,373,000
WPP PLC	1,977,383	44,858,998
		359,566,726
Total Common Stocks & Other Equity Interests (Cost $1,252,980,407)		1,696,054,609

Money Market Funds–8.32%

Liquid Assets Portfolio –Institutional Class (b)	77,325,506	77,325,506
Premier Portfolio –Institutional Class (b)	77,325,507	77,325,507
Total Money Market Funds (Cost $154,651,013)		154,651,013
TOTAL INVESTMENTS–99.51% (Cost $1,407,631,420)		1,850,705,622
OTHER ASSETS LESS LIABILITIES–0.49%		9,116,698
NET ASSETS–100.00%		$1,859,822,320

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $46,469,330 and from Level 2 to Level 1 of $505,177,652, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$64,300,916	$—	$64,300,916
Belgium	22,421,203	—	—	22,421,203
Brazil	70,665,669	—	—	70,665,669
Canada	134,156,250	—	—	134,156,250
China	53,326,360	38,665,378	—	91,991,738
Denmark	47,322,734	—	—	47,322,734
France	58,237,934	—	—	58,237,934
Germany	118,648,493	24,921,486	—	143,569,979
Hong Kong	—	63,864,157	—	63,864,157
Israel	46,745,995	—	—	46,745,995
Japan	47,303,468	89,296,997	—	136,600,465
Mexico	36,472,223	—	—	36,472,223
Singapore	32,396,661	46,221,864	—	78,618,525
South Korea	—	31,574,988	—	31,574,988
Spain	—	20,363,015	—	20,363,015
Sweden	—	51,433,808	—	51,433,808
Switzerland	157,366,804	—	—	157,366,804
Taiwan	29,688,910	—	—	29,688,910
Thailand	—	33,266,292	—	33,266,292
Turkey	—	17,826,278	—	17,826,278
United Kingdom	184,853,941	174,712,785	—	359,566,726
United States	154,651,013	—	—	154,651,013
Total Investments	$1,194,257,658	$656,447,964	$—	$1,850,705,622

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $176,172,314 and $143,545,591, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 463,809,380
Aggregate unrealized (depreciation) of investment securities	(45,748,131)
Net unrealized appreciation of investment securities	$ 418,061,249
Cost of investments for tax purposes is $1,432,644,373.

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

invesco.com/us	I-VIMGV-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.92%

Aerospace & Defense–0.93%

General Dynamics Corp.	4,739	$643,224

Agricultural Products–0.75%

Archer-Daniels-Midland Co.	10,947	518,888

Application Software–1.18%

Adobe Systems Inc. (b)	5,439	402,159
Citrix Systems, Inc. (b)	6,487	414,325
		816,484

Asset Management & Custody Banks–1.69%

Northern Trust Corp.	6,895	480,237
State Street Corp.	9,299	683,755
		1,163,992

Automobile Manufacturers–0.85%

General Motors Co.	15,633	586,237

Biotechnology–0.87%

Amgen Inc.	3,747	598,958

Broadcasting–0.19%

CBS Corp. -Class B	2,106	127,687

Cable & Satellite–1.76%

Comcast Corp. -Class A	13,252	748,341
Time Warner Cable Inc.	3,105	465,377
		1,213,718

Communications Equipment–0.94%

Cisco Systems, Inc.	23,571	648,792

Construction Machinery & Heavy Trucks–0.48%

Caterpillar Inc.	4,162	333,085

Diversified Banks–7.92%

Bank of America Corp.	63,773	981,467
Citigroup Inc.	39,212	2,020,202
Comerica Inc.	9,878	445,794
JPMorgan Chase & Co.	33,202	2,011,377
		5,458,840

Diversified Chemicals–0.35%

Dow Chemical Co. (The)	5,058	242,683

Electric Utilities–0.40%

FirstEnergy Corp.	7,917	277,570

Electronic Components–0.70%

Corning Inc.	21,436	486,168

	Shares	Value

General Merchandise Stores–1.33%

Target Corp.	11,144	$914,588

Health Care Equipment–1.29%

Baxter International Inc.	3,482	238,517
Medtronic PLC	8,383	653,790
		892,307

Health Care Services–0.55%

Express Scripts Holding Co. (b)	4,383	380,313

Hotels, Resorts & Cruise Lines–1.14%

Carnival Corp.	16,374	783,332

Household Products–0.78%

Procter & Gamble Co. (The)	6,529	534,986

Hypermarkets & Super Centers–1.07%

Wal-Mart Stores, Inc.	8,954	736,466

Industrial Conglomerates–1.95%

General Electric Co. (c)	54,149	1,343,437

Industrial Machinery–0.85%

Ingersoll-Rand PLC	8,659	589,505

Insurance Brokers–2.07%

Aon PLC	5,093	489,539
Marsh & McLennan Cos., Inc.	8,844	496,060
Willis Group Holdings PLC	9,198	443,160
		1,428,759

Integrated Oil & Gas–3.47%

Exxon Mobil Corp.	5,055	429,675
Occidental Petroleum Corp.	5,150	375,950
Royal Dutch Shell PLC -Class A (United Kingdom)	34,899	1,037,508
TOTAL S.A. (France)	11,066	550,587
		2,393,720

Integrated Telecommunication Services–1.09%

Koninklijke KPN N.V. (Netherlands)	32,752	110,827
Orange S.A. (France)	7,345	118,184
Telecom Italia S.p.A. (Italy)(b)	68,616	80,563
Telefónica, S.A. (Spain)	5,073	72,184
Telefónica, S.A. -Rts. (Spain)(b)	5,073	818
Verizon Communications Inc.	7,534	366,378
		748,954

Internet Software & Services–1.13%

eBay Inc. (b)	13,503	778,853

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Investment Banking & Brokerage–3.07%

Charles Schwab Corp. (The)	17,783	$541,315
Goldman Sachs Group, Inc. (The)	2,690	505,639
Morgan Stanley	29,908	1,067,417
		2,114,371

IT Consulting & Other Services–0.82%

Amdocs Ltd.	10,362	563,693

Managed Health Care–1.57%

Anthem, Inc.	3,379	521,752
UnitedHealth Group Inc.	4,766	563,770
		1,085,522

Movies & Entertainment–0.90%

Time Warner Inc.	3,543	299,171
Viacom Inc. -Class B	4,671	319,029
		618,200

Multi-Utilities–0.45%

PG&E Corp.	5,890	312,582

Oil & Gas Drilling–0.29%

Ensco PLC -Class A	9,497	200,102

Oil & Gas Equipment & Services–0.84%

Baker Hughes Inc.	9,131	580,549

Oil & Gas Exploration & Production–1.90%

Anadarko Petroleum Corp.	4,558	377,448
Apache Corp.	8,203	494,887
Canadian Natural Resources Ltd. (Canada)	14,229	436,104
		1,308,439

Other Diversified Financial Services–0.94%

Voya Financial, Inc.	14,999	646,607

Packaged Foods & Meats–1.37%

Mondelez International Inc. -Class A	15,340	553,621
Unilever N.V. -New York Shares (United Kingdom)	9,362	390,957
		944,578

Pharmaceuticals–5.31%

Eli Lilly and Co.	9,257	672,521
Merck & Co., Inc.	12,550	721,374
Novartis AG (Switzerland)	7,234	715,733
Pfizer Inc.	11,363	395,319
Sanofi (France)	5,113	503,101
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	10,524	655,645
		3,663,693

Publishing–0.55%

Thomson Reuters Corp.	9,272	375,902

Railroads–0.73%

CSX Corp.	15,172	502,497

	Shares	Value

Regional Banks–3.56%

BB&T Corp.	10,442	$407,134
Citizens Financial Group Inc.	20,977	506,175
Fifth Third Bancorp	21,715	409,328
First Horizon National Corp.	19,305	275,868
PNC Financial Services Group, Inc. (The)	9,155	853,612
		2,452,117

Security & Alarm Services–0.74%

Tyco International PLC	11,895	512,199

Semiconductor Equipment–0.87%

Applied Materials, Inc.	26,737	603,187

Semiconductors–1.48%

Broadcom Corp. -Class A	10,842	469,404
Intel Corp.	17,622	551,040
		1,020,444

Specialized Finance–0.44%

CME Group Inc. -Class A	3,225	305,440

Systems Software–1.55%

Microsoft Corp.	12,052	489,974
Symantec Corp.	24,742	578,097
		1,068,071

Technology Hardware, Storage & Peripherals–0.51%

NetApp, Inc.	9,970	353,536

Tobacco–0.68%

Philip Morris International Inc.	6,206	467,498

Wireless Telecommunication Services–0.62%

Vodafone Group PLC -ADR (United Kingdom)	13,169	430,363
Total Common Stocks & Other Equity Interests (Cost $42,580,141)		44,771,136

	Principal Amount

Bonds and Notes–20.70%

Aerospace & Defense–0.24%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	$150,000	153,995
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	10,000	9,872
		163,867

Agricultural Products–0.22%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	150,000	151,758

Air Freight & Logistics–0.28%

UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	174,000	195,968

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Airlines–0.11%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	$25,000	$25,922
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	30,000	31,444
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(d)	17,181	18,061
		75,427

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	19,000	19,495

Application Software–0.41%

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(d)	268,000	282,405

Asset Management & Custody Banks–0.60%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(d)	40,000	41,322
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(d)	150,000	163,022
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(d)	200,000	208,057
		412,401

Automobile Manufacturers–0.29%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.75%, 05/15/15	200,000	200,416

Biotechnology–0.41%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	115,000	174,728
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	100,000	106,884
		281,612

Broadcasting–0.77%

Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	200,000	207,478
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	324,000	325,012
		532,490

Cable & Satellite–1.03%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	150,000	169,272
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(d)	150,000	215,733

	Principal Amount	Value

Cable & Satellite–(continued)

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	$150,000	$157,367
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	150,000	167,428
		709,800

Catalog Retail–0.24%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(e)	81,000	113,450
QVC, Inc., Sr. Sec. Gtd. Global Notes, 5.45%, 08/15/34	50,000	49,688
		163,138

Coal & Consumable Fuels–0.06%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	114,000	40,826

Communications Equipment–0.40%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(d)	81,000	103,326
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(e)	165,000	171,497
		274,823

Consumer Finance–0.23%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	18,000	18,510
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	140,000	141,344
		159,854

Data Processing & Outsourced Services–0.05%

Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	38,000	37,413

Diversified Banks–1.89%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(d)	150,000	149,087
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	200,000	207,215
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/24	60,000	61,383
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	100,000	103,631
JPMorgan Chase & Co., Series V, Jr. Unsec. Sub. Global Notes, 5.00% (f)	150,000	148,875
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (f)	60,000	62,100

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)

Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(d)	$200,000	$215,141
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	150,000	151,141
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	95,000	99,999
4.65%, 11/04/44	100,000	106,657
		1,305,229

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	43,000	43,694

Diversified Real Estate Activities–0.06%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	40,000	40,304

Drug Retail–0.12%

CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	20,000	20,764
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/21	32,000	33,038
4.50%, 11/18/34	24,000	25,444
		79,246

Electric Utilities–0.18%

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 2.60%, 09/01/15	70,000	70,476
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	55,000	55,433
		125,909

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	25,000	25,549

Fertilizers & Agricultural Chemicals–0.04%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	15,000	15,218
3.38%, 07/15/24	10,000	10,404
		25,622

General Merchandise Stores–0.03%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	20,000	19,495

Health Care Distributors–0.07%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	50,000	51,442

	Principal Amount	Value

Health Care Equipment–0.84%

Becton, Dickinson and Co., Sr. Unsec. Notes, 2.68%, 12/15/19	$17,000	$17,411
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	165,000	173,003
4.88%, 05/15/44	170,000	189,405
Medtronic Inc., Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(d)	58,000	60,219
4.38%, 03/15/35(d)	21,000	22,917
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	94,000	117,853
		580,808

Health Care Facilities–0.77%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	174,000	242,295
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(e)	235,000	290,813
		533,108

Health Care REIT’s–0.04%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	25,000	25,611

Health Care Services–0.58%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	50,000	50,359
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	33,000	33,312
4.70%, 02/01/45	22,000	22,746
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	128,000	156,400
Series OCR, Sr. Unsec. Gtd. Conv. Notes, 3.25%, 01/15/21(e)	114,000	134,021
		396,838

Industrial Machinery–0.03%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	22,000	21,775

Integrated Oil & Gas–0.14%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	77,000	77,402
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	18,000	18,450
		95,852

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Integrated Telecommunication Services–0.48%

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	$150,000	$205,852
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	120,000	121,538
		327,390

Internet Retail–0.01%

Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/34	9,000	9,861

Investment Banking & Brokerage–0.58%

Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(e)	163,000	165,343
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	62,000	61,267
Morgan Stanley, Sr. Unsec. Global Medium-Term Notes, 2.38%, 07/23/19	175,000	176,271
		402,881

Managed Health Care–1.00%

Anthem, Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	105,000	105,269
Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	281,000	581,846
		687,115

Movies & Entertainment–0.12%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(d)	61,000	64,164
Viacom Inc., Sr. Unsec. Global Notes, 4.85%, 12/15/34	19,000	19,679
		83,843

Multi-Line Insurance–0.56%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	150,000	191,572
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	20,000	20,289
4.38%, 01/15/55	40,000	40,076
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(d)	70,000	76,090
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(d)	50,000	54,644
		382,671

Multi-Utilities–0.28%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(d)	200,000	196,150

Office REIT’s–0.22%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	150,000	153,128

	Principal Amount	Value

Oil & Gas Equipment & Services–0.12%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	$84,000	$83,948

Oil & Gas Exploration & Production–0.71%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	129,000	93,928
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	46,000	47,166
4.15%, 11/15/34	49,000	52,038
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	25,000	25,260
3.25%, 05/15/22	6,000	6,093
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	110,000	110,023
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	174,000	157,687
		492,195

Oil & Gas Storage & Transportation–0.17%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	19,000	18,970
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	20,000	20,291
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	28,000	29,177
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	48,000	46,468
		114,906

Other Diversified Financial Services–0.07%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(d)	50,000	50,307

Packaged Foods & Meats–0.40%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	45,000	45,447
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(d)	200,000	204,193
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	11,000	12,428
5.15%, 08/15/44	12,000	14,043
		276,111

Pharmaceuticals–0.80%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	49,000	49,385
4.55%, 03/15/35	26,000	27,239
4.85%, 06/15/44	150,000	160,650
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(d)	200,000	206,651

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(d)	$76,000	$88,825
Merck & Co., Inc., Sr. Unsec. Global Notes, 3.70%, 02/10/45	19,000	19,009
		551,759

Property & Casualty Insurance–0.26%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(d)	100,000	109,298
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	57,000	67,545
		176,843

Railroads–0.05%

Union Pacific Corp., Sr. Unsec. Notes, 3.25%, 01/15/25	10,000	10,492
4.15%, 01/15/45	25,000	27,103
		37,595

Regional Banks–0.48%

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	325,000	327,872

Renewable Electricity–0.24%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	150,000	163,784

Retail REIT’s–0.22%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	150,000	151,461

Semiconductor Equipment–0.43%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	35,000	35,274
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	198,000	261,236
		296,510

Semiconductors–1.00%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(d)	94,000	98,054
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(e)	219,000	243,227
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	297,000	351,573
		692,854

Specialized Finance–0.24%
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	150,000	166,976

	Principal Amount	Value

Systems Software–0.35%

Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	$37,000	$36,934
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	162,000	169,087
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	30,000	32,713
		238,734

Technology Hardware, Storage & Peripherals–0.72%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	39,000	38,594
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	348,000	351,045
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(d)	65,000	67,519
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(d)	37,000	39,914
		497,072

Thrifts & Mortgage Finance–0.60%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	170,000	189,125
2.00%, 04/01/20	46,000	67,764
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	72,000	110,565
2.25%, 03/01/19	30,000	48,244
		415,698

Tobacco–0.04%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	25,000	25,385

Trading Companies & Distributors–0.05%

Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	35,000	36,181

Wireless Telecommunication Services–0.24%

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(d)	150,000	166,716
Total Bonds and Notes (Cost $13,825,201)		14,278,121

U.S. Treasury Securities–8.19%

U.S. Treasury Notes–8.19%

0.50% , 03/31/17	3,000,000	2,996,942
1.38% , 03/31/20	2,244,300	2,244,570
2.00% , 02/15/25	400,900	403,496
		5,645,008

U.S. Treasury Bonds–0.00%

3.00% 11/15/44	2,800	3,069
Total U.S. Treasury Securities (Cost $5,637,826)		5,648,077

See accompanying notes which are an integral part of this schedule.

      Invesco V.I. Managed Volatility Fund

	Shares	Value

Preferred Stock–0.17%

Asset Management & Custody Banks–0.17%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $118,794)	1,900	$116,256

Money Market Funds–6.00%

Liquid Assets Portfolio –Institutional Class (g)	2,069,727	2,069,727
Premier Portfolio –Institutional Class (g)	2,069,727	2,069,727
Total Money Market Funds (Cost $4,139,454)		4,139,454
TOTAL INVESTMENTS–99.98% (Cost $66,301,416)		68,953,044
OTHER ASSETS LESS LIABILITIES–0.02%		14,078
NET ASSETS–100.00%		$68,967,122

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Rts.	—Rights
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $2,901,815, which represented 4.21% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

      Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

H.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Managed Volatility Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$47,186,970	$1,839,876	$—	$49,026,846
U.S. Treasury Securities	—	5,648,077	—	5,648,077
Corporate Debt Securities	—	14,278,121	—	14,278,121
	47,186,970	21,766,074	—	68,953,044
Forward Foreign Currency Contracts*	—	(49,609)	—	(49,609)
Futures Contracts*	7,659	—	—	7,659
Total Investments	$47,194,629	$21,716,465	$—	$68,911,094

* Unrealized appreciation (depreciation).

Invesco V.I. Managed Volatility Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
04/17/15	Bank of New York Mellon (The)	CAD	390,244	USD	305,511	$308,034	$(2,523)
04/17/15	Bank of New York Mellon (The)	CHF	276,175	USD	275,560	284,395	(8,835)
04/17/15	Bank of New York Mellon (The)	EUR	660,469	USD	701,831	710,321	(8,490)
04/17/15	Bank of New York Mellon (The)	GBP	375,791	USD	554,699	557,557	(2,858)
04/17/15	Bank of New York Mellon (The)	ILS	989,704	USD	246,581	248,671	(2,090)
04/17/15	State Street Bank and Trust Co.	CAD	390,252	USD	305,499	308,040	(2,541)
04/17/15	State Street Bank and Trust Co.	CHF	277,385	USD	276,739	285,641	(8,902)
04/17/15	State Street Bank and Trust Co.	EUR	661,339	USD	702,897	711,256	(8,359)
04/17/15	State Street Bank and Trust Co.	GBP	376,110	USD	555,097	558,031	(2,934)
04/17/15	State Street Bank and Trust Co	ILS	989,755	USD	246,607	248,684	(2,077)
Total Forward Foreign Currency Contracts - Currency Risk							$(49,609)

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	ILS	—	Israeli Shekel

EUR	—	Euro	USD	—	U.S. Dollar

Open Futures Contracts - Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Short	23	June-2015	$ (2,369,920)	$ 7,659

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $3,955,434 and $6,573,620, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $16,274,469 and $16,138,169, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,748,153
Aggregate unrealized (depreciation) of investment securities	(2,171,290)
Net unrealized appreciation of investment securities	$2,576,863
Cost of investments for tax purposes is $66,376,181.

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us VIMCCE-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–82.28%

Apparel, Accessories & Luxury Goods–1.43%

PVH Corp.	50,481	$5,379,255

Asset Management & Custody Banks–1.96%

Northern Trust Corp.	105,897	7,375,726

Auto Parts & Equipment–1.69%

Dana Holding Corp.	301,728	6,384,565

Brewers–1.47%

Molson Coors Brewing Co. -Class B	74,613	5,554,938

Communications Equipment–3.72%

F5 Networks, Inc. (b)	50,974	5,858,951

Juniper Networks, Inc.	181,069	4,088,538

Polycom, Inc. (b)	303,384	4,065,346

	14,012,835

Computer & Electronics Retail–0.98%

GameStop Corp. -Class A	97,761	3,711,008

Data Processing & Outsourced Services–1.38%

Jack Henry & Associates, Inc.	74,325	5,194,574

Department Stores–0.62%

Macy’s, Inc.	35,833	2,325,920

Drug Retail–1.36%

Rite Aid Corp. (b)	591,494	5,140,083

Electronic Components–2.74%

Amphenol Corp. -Class A	175,111	10,319,291

Environmental & Facilities Services–1.21%

Republic Services, Inc.	112,300	4,554,888

Health Care Distributors–1.22%

Cardinal Health, Inc.	50,835	4,588,875

Health Care Equipment–1.71%

ResMed Inc.	74,034	5,314,161

Wright Medical Group, Inc. (b)	43,283	1,116,701

	6,430,862

Health Care Facilities–2.20%

Community Health Systems Inc. (b)	92,674	4,844,997

Tenet Healthcare Corp. (b)	69,661	3,448,916

	8,293,913

Health Care Services–1.56%

Omnicare, Inc.	76,504	5,895,398

Homebuilding–1.35%

D.R. Horton, Inc.	178,392	5,080,604

	Shares	Value

Homefurnishing Retail–0.96%

Aaron’s Inc.	128,088	$3,626,171

Hotels, Resorts & Cruise Lines–1.68%

Norwegian Cruise Line Holdings Ltd. (b)	117,253	6,332,835

Human Resource & Employment Services–0.87%

ManpowerGroup Inc.	37,891	3,264,310

Industrial Machinery–7.01%

Kennametal Inc.	145,114	4,888,891

Lincoln Electric Holdings, Inc.	52,806	3,452,984

Stanley Black & Decker Inc.	88,379	8,427,821

Timken Co. (The)	116,913	4,926,714

Xylem, Inc.	134,288	4,702,766

	26,399,176

Insurance Brokers–2.17%

Brown & Brown, Inc.	247,235	8,185,951

Life & Health Insurance–3.66%

St. James’s Place PLC (United Kingdom)	501,157	6,936,828

Torchmark Corp.	124,804	6,854,236

	13,791,064

Life Sciences Tools & Services–1.28%

Agilent Technologies, Inc.	116,560	4,843,068

Marine–0.75%

Kirby Corp. (b)	37,465	2,811,748

Multi-Utilities–1.72%

CMS Energy Corp.	185,370	6,471,267

Oil & Gas Equipment & Services–1.16%

Dril-Quip, Inc. (b)	63,726	4,358,221

Oil & Gas Exploration & Production–3.81%

Cabot Oil & Gas Corp.	176,132	5,201,178

Concho Resources Inc. (b)	43,326	5,022,350

Vermilion Energy, Inc. (Canada)	98,308	4,133,034

	14,356,562

Packaged Foods & Meats–2.08%

Hain Celestial Group, Inc. (The) (b)	47,693	3,054,737

JM Smucker Co. (The)	41,281	4,777,450

	7,832,187

Paper Packaging–0.77%

Packaging Corp. of America	36,944	2,888,651

Pharmaceuticals–3.17%

Endo International PLC (b)	78,440	7,036,068

Perrigo Co. PLC	29,628	4,904,915

	11,940,983

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance–5.12%

Arch Capital Group Ltd. (b)	139,220	$8,575,952

Progressive Corp. (The)	394,088	10,719,194

		19,295,146

Regional Banks–2.75%

First Republic Bank	181,387	10,355,384

Semiconductor Equipment–3.68%

Lam Research Corp.	84,667	5,946,587

Teradyne, Inc.	419,151	7,900,996

		13,847,583

Semiconductors–3.68%

Linear Technology Corp.	187,469	8,773,549

Xilinx, Inc.	119,939	5,073,420

		13,846,969

Specialized Finance–2.34%

Moody’s Corp.	85,062	8,829,436

Specialty Chemicals–2.79%

Cytec Industries Inc.	83,360	4,504,774

International Flavors & Fragrances Inc.	51,197	6,010,528

		10,515,302

	Shares	Value

Specialty Stores–1.45%

Dick’s Sporting Goods, Inc.	95,598	$5,448,130

Technology Hardware, Storage & Peripherals–1.51%

NetApp, Inc.	160,800	5,701,968

Trading Companies & Distributors–1.27%

WESCO International, Inc. (b)	68,329	4,775,514

Total Common Stocks (Cost $231,716,358)		309,960,361

Money Market Funds–18.43%

Liquid Assets Portfolio –Institutional Class (c)	34,705,209	34,705,209

Premier Portfolio –Institutional Class (c)	34,705,210	34,705,210

Total Money Market Funds (Cost $69,410,419)		69,410,419

TOTAL INVESTMENTS–100.71% (Cost $301,126,777)		379,370,780

OTHER ASSETS LESS LIABILITIES–(0.71)%		(2,656,517)

NET ASSETS–100.00%		$376,714,263

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$372,433,952	$6,936,828	$--	$379,370,780

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $60,645,183 and $74,105,909, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$82,797,587

Aggregate unrealized (depreciation) of investment securities	(4,705,675)

Net unrealized appreciation of investment securities	$78,091,912

Cost of investments for tax purposes is $301,278,868.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VIMCG-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.03%

Aerospace & Defense–2.32%

B/E Aerospace, Inc.	50,842	$3,234,568
DigitalGlobe Inc. (b)	99,840	3,401,549
		6,636,117

Airlines–2.14%

Delta Air Lines, Inc.	72,389	3,254,609
United Continental Holdings Inc. (b)	42,815	2,879,309
		6,133,918

Apparel Retail–1.36%

L Brands, Inc.	41,331	3,897,100

Apparel, Accessories & Luxury Goods–1.27%

Under Armour, Inc. -Class A (b)	44,885	3,624,464

Application Software–3.33%

Cadence Design Systems, Inc. (b)	213,581	3,938,434
Mobileye N.V. (b)(c)	68,556	2,881,409
SolarWinds, Inc. (b)	52,847	2,707,880
		9,527,723

Asset Management & Custody Banks–1.64%

Ameriprise Financial, Inc.	35,841	4,689,436

Auto Parts & Equipment–1.34%

Gentherm Inc. (b)	76,097	3,843,660

Automobile Manufacturers–0.78%

Tesla Motors, Inc. (b)	11,810	2,229,374

Automotive Retail–1.91%

Advance Auto Parts, Inc.	16,604	2,485,453
O’Reilly Automotive, Inc. (b)	13,844	2,993,626
		5,479,079

Biotechnology–3.85%

Alexion Pharmaceuticals, Inc. (b)	17,867	3,096,351
Medivation Inc. (b)	44,404	5,731,224
Synageva BioPharma Corp. (b)	22,315	2,176,382
		11,003,957

Building Products–3.51%

A.O. Smith Corp.	67,349	4,422,136
Lennox International Inc.	33,229	3,711,347
Owens Corning Inc.	44,073	1,912,768
		10,046,251

Casinos & Gaming–0.54%

Wynn Resorts Ltd.	12,275	1,545,177

Communications Equipment–2.41%

Palo Alto Networks, Inc. (b)	47,278	6,906,370

	Shares	Value

Construction Machinery & Heavy Trucks–1.23%

Manitowoc Co., Inc. (The)	93,705	$2,020,280
Wabtec Corp.	15,735	1,494,982
		3,515,262

Consumer Electronics–2.00%

Harman International Industries, Inc.	42,888	5,731,123

Data Processing & Outsourced Services–0.97%

Alliance Data Systems Corp. (b)	9,382	2,779,418

Distillers & Vintners–2.07%

Constellation Brands, Inc. -Class A (b)	51,024	5,929,499

Diversified Support Services–1.06%

KAR Auction Services Inc.	79,680	3,022,262

Electronic Components–1.62%

Amphenol Corp. -Class A	78,915	4,650,461

Electronic Equipment & Instruments–0.54%

Cognex Corp. (b)	31,383	1,556,283

Food Retail–1.85%

Kroger Co. (The)	69,188	5,303,952

General Merchandise Stores–1.44%

Burlington Stores, Inc. (b)	69,268	4,115,905

Health Care Equipment–1.26%

Boston Scientific Corp. (b)	202,526	3,594,837

Health Care Facilities–1.08%

Universal Health Services, Inc. -Class B	26,292	3,094,831

Health Care Services–2.84%

Omnicare, Inc.	63,450	4,889,457
Team Health Holdings, Inc. (b)	55,218	3,230,805
		8,120,262

Home Entertainment Software–0.75%

Activision Blizzard, Inc.	94,625	2,150,353

Hotels, Resorts & Cruise Lines–1.27%

Royal Caribbean Cruises Ltd.	44,510	3,643,144

Household Appliances–0.94%

Whirlpool Corp.	13,270	2,681,336

Housewares & Specialties–1.39%

Jarden Corp. (b)	75,255	3,980,990

Industrial Conglomerates–1.19%

Carlisle Cos. Inc.	36,635	3,393,500

Industrial Machinery–1.09%

Stanley Black & Decker Inc.	32,678	3,116,174

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Internet Retail–0.60%

Netflix Inc. (b)	4,089	$1,703,845

Internet Software & Services–0.90%

LinkedIn Corp. -Class A (b)	10,348	2,585,551

Investment Banking & Brokerage–1.21%

Lazard Ltd. -Class A	65,672	3,453,691

IT Consulting & Other Services–0.72%

Gartner, Inc. (b)	24,530	2,056,841

Leisure Products–1.49%

Brunswick Corp.	82,649	4,252,291

Life Sciences Tools & Services–2.85%

Illumina, Inc. (b)	27,715	5,145,013
VWR Corp. (b)	115,641	3,005,509
		8,150,522

Mortgage REIT’s–0.98%

NorthStar Realty Finance Corp.	154,200	2,794,104

Movies & Entertainment–1.67%

Cinemark Holdings, Inc.	106,164	4,784,812

Oil & Gas Exploration & Production–5.11%

Cimarex Energy Co.	6,223	716,205
Concho Resources Inc. (b)	33,167	3,844,719
EQT Corp.	28,620	2,371,739
Laredo Petroleum Inc. (b)(c)	152,961	1,994,612
Pioneer Natural Resources Co.	16,857	2,756,288
Whiting Petroleum Corp. (b)	95,517	2,951,475
		14,635,038

Oil & Gas Storage & Transportation–0.51%

Cheniere Energy, Inc. (b)	18,886	1,461,776

Packaged Foods & Meats–1.55%

Mead Johnson Nutrition Co.	44,046	4,427,944

Pharmaceuticals–4.95%

Actavis PLC (b)	19,393	5,771,745
Mylan N.V. (b)	70,188	4,165,658
Pacira Pharmaceuticals, Inc. (b)	47,503	4,220,641
		14,158,044

Real Estate Services–1.59%

Realogy Holdings Corp. (b)	99,920	4,544,362

Regional Banks–1.11%

SVB Financial Group (b)	25,034	3,180,319

Research & Consulting Services–0.76%

IHS Inc. -Class A (b)	19,116	2,174,636

Semiconductor Equipment–1.16%

Applied Materials, Inc.	147,305	3,323,201

Semiconductors–6.00%

Cavium Inc. (b)	65,418	4,632,903
Integrated Device Technology, Inc. (b)	85,356	1,708,827

	Shares	Value

Semiconductors–(continued)

NXP Semiconductors N.V. (Netherlands)(b)	73,829	$7,409,478
Qorvo, Inc. (b)	42,893	3,418,572
		17,169,780

Soft Drinks–0.73%

Monster Beverage Corp. (b)	15,093	2,088,796

Specialized Finance–1.11%

Intercontinental Exchange, Inc.	13,569	3,165,241

Specialty Chemicals–2.59%

PPG Industries, Inc.	20,249	4,566,959
Valspar Corp. (The)	33,798	2,840,046
		7,407,005

Specialty Stores–3.65%

Signet Jewelers Ltd.	42,606	5,913,287
Tractor Supply Co.	53,359	4,538,716
		10,452,003

Systems Software–1.75%

ServiceNow, Inc. (b)	63,719	5,019,783

Technology Hardware, Storage & Peripherals–0.82%

Western Digital Corp.	25,928	2,359,707

Tires & Rubber–0.85%

Cooper Tire & Rubber Co.	56,981	2,441,066

Trading Companies & Distributors–0.90%

United Rentals, Inc. (b)	28,221	2,572,626

Trucking–0.77%

Old Dominion Freight Line, Inc. (b)	28,694	2,218,046

Wireless Telecommunication Services–1.71%

SBA Communications Corp. -Class A (b)	41,678	4,880,494
Total Common Stocks & Other Equity Interests (Cost $201,102,588)		283,403,742

Money Market Funds–1.06%

Liquid Assets Portfolio –Institutional Class (d)	1,518,133	1,518,133
Premier Portfolio –Institutional Class (d)	1,518,132	1,518,132
Total Money Market Funds (Cost $3,036,265)		3,036,265
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.09% (Cost $204,138,853)		286,440,007

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.88%

Liquid Assets Portfolio – Institutional Class (Cost $2,516,450)(d)(e)	2,516,450	2,516,450

TOTAL INVESTMENTS–100.97% (Cost $206,655,303)		288,956,457
OTHER ASSETS LESS LIABILITIES–(0.97)%		(2,786,178)
NET ASSETS–100.00%		$286,170,279

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2015

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$2,436,438	$(2,436,438)	$ —

            *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $47,424,114 and $46,894,059, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$84,380,468
Aggregate unrealized (depreciation) of investment securities	(2,453,159)
Net unrealized appreciation of investment securities	$81,927,309
Cost of investments for tax purposes is $207,029,148.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2015

invesco.com/us	VIMKT-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–57.60%(a)

Asset-Backed Securities–Consumer Receivables–8.16%

Old Line Funding, LLC(b)	0.24%	05/15/15	$4,200	$4,198,768
Old Line Funding, LLC(b)	0.24%	06/22/15	1,600	1,599,125
Old Line Funding, LLC(b)	0.24%	07/06/15	4,100	4,097,376
Sheffield Receivables Corp.(b)	0.18%	04/09/15	10,000	9,999,600
Sheffield Receivables Corp.(b)	0.18%	04/10/15	7,500	7,499,663
Thunder Bay Funding, LLC (b)	0.25%	05/07/15	2,700	2,699,324
Thunder Bay Funding, LLC (b)	0.27%	06/09/15	2,000	1,998,965
Thunder Bay Funding, LLC (b)	0.24%	07/10/15	10,000	9,993,333
				42,086,154

Asset-Backed Securities - Fully Supported–0.79%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.21%	06/22/15	1,600	1,599,235
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.21%	04/14/15	2,500	2,499,810
				4,099,045

Asset-Backed Securities - Fully Supported Bank–13.65%

Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.17%	04/02/15	5,000	4,999,976
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.17%	04/15/15	10,000	9,999,339
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	06/17/15	5,000	4,996,792
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/17/15	2,000	1,998,217
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/10/15	2,000	1,997,817
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	07/17/15	3,000	2,997,325
Crown Point Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.17%	04/01/15	5,000	5,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	04/15/15	3,000	2,999,802
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.18%	06/10/15	1,400	1,399,510
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.18%	06/11/15	5,000	4,998,225
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.15%	04/15/15	10,000	9,999,417
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.15%	04/20/15	6,500	6,499,485
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The)) (b)(c)	0.17%	04/13/15	2,500	2,499,858
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The)) (b)(c)	0.17%	04/15/15	5,000	4,999,669
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The)) (b)(c)	0.17%	04/23/15	5,000	4,999,480
				70,384,912

Asset-Backed Securities - Multi-Purpose–2.91%

Chariot Funding, LLC (b)	0.21%	04/16/15	5,000	4,999,563
Jupiter Securitization Co. LLC (b)	0.25%	06/09/15	5,000	4,997,604
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	06/04/15	5,000	4,998,400
				14,995,567

Consumer Finance–0.25%

Toyota Motor Credit. Corp. (c)	0.23%	08/14/15	1,300	1,298,879

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–20.82%

BNP Paribas Finance, Inc. (c)	0.22%	05/04/15	$1,500	$1,499,698
BNP Paribas Finance, Inc. (c)	0.23%	05/18/15	8,500	8,497,448
BNP Paribas Finance, Inc. (c)	0.18%	05/15/15	5,000	4,998,900
BNP Paribas Finance, Inc. (c)	0.23%	06/12/15	2,400	2,398,896
Commonwealth Bank of Australia (b)(c)(d)	0.23%	05/19/15	1,500	1,500,000
Commonwealth Bank of Australia (b)(c)(d)	0.23%	06/04/15	2,200	2,199,978
DBS Bank Ltd. (b)(c)	0.19%	04/08/15	2,000	1,999,926
DBS Bank Ltd. (b)(c)	0.19%	04/21/15	3,800	3,799,609
DBS Bank Ltd. (b)(c)	0.20%	06/05/15	1,500	1,499,458
Dexia Credit Local S.A. (c)	0.25%	04/09/15	5,000	4,999,722
Dexia Credit Local S.A. (c)	0.30%	04/20/15	2,000	1,999,683
Dexia Credit Local S.A. (c)	0.25%	06/19/15	3,000	2,998,354
DNB Bank ASA (b)(c)	0.14%	04/28/15	100	99,990
Oversea-Chinese Banking Corp. Ltd. (c)	0.23%	04/09/15	5,000	4,999,744
Oversea-Chinese Banking Corp. Ltd. (c)	0.18%	06/12/15	10,000	9,996,400
Standard Chartered Bank (b)(c)	0.24%	04/06/15	2,100	2,099,930
Standard Chartered Bank (b)(c)	0.22%	04/02/15	4,400	4,399,973
Standard Chartered Bank (b)(c)	0.28%	05/21/15	5,000	4,998,056
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	04/10/15	5,000	4,999,688
Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	06/08/15	2,500	2,498,867
Sumitomo Mitsui Banking Corp. (b)(c)	0.27%	07/02/15	10,000	9,993,100
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.22%	05/11/15	3,000	2,999,267
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.23%	06/16/15	5,000	4,997,572
Toronto-Dominion Holdings Inc. (b)(c)	0.13%	04/13/15	3,000	2,999,870
Toronto-Dominion Holdings Inc. (b)(c)	0.18%	06/08/15	10,000	9,996,600
Toronto-Dominion Holdings Inc. (b)(c)	0.16%	06/16/15	1,200	1,199,595
Toronto-Dominion Holdings Inc. (b)(c)	0.20%	07/17/15	2,700	2,698,395
				107,368,719

Integrated Oil & Gas–0.97%

Chevron Corp.(b)	0.10%	05/13/15	5,000	4,999,417

Life & Health Insurance–3.47%

MetLife Short Term Funding LLC (b)	0.12%	04/07/15	1,100	1,099,978
MetLife Short Term Funding LLC (b)	0.12%	04/09/15	5,000	4,999,867
MetLife Short Term Funding LLC (b)	0.12%	04/29/15	6,800	6,799,365
MetLife Short Term Funding LLC (b)	0.14%	04/29/15	5,000	4,999,455
				17,898,665

Other Diversified Financial Services–1.94%

General Electric Capital Corp. (d)	0.22%	07/31/15	5,000	5,000,000
General Electric Capital Corp.	0.26%	08/26/15	5,000	4,994,692
				9,994,692

Regional Banks–0.66%

Banque et Caisse d’Epargne de l’Etat (c)	0.15%	04/02/15	1,200	1,199,995
Banque et Caisse d’Epargne de l’Etat (c)	0.25%	07/09/15	1,200	1,199,191
Macquarie Bank Ltd.(b)(c)	0.26%	05/08/15	1,000	999,733
				3,398,919

Soft Drinks–0.29%

Coca-Cola Co. (The) (b)	0.17%	06/18/15	1,500	1,499,448

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance–3.30%

Caisse des Depots et Consignations (b)(c)	0.18%	06/08/15	$1,700	$1,699,422
CDP Financial Inc. (b)(c)	0.20%	06/09/15	5,300	5,297,968
CDP Financial Inc. (b)(c)	0.16%	06/15/15	10,000	9,996,667
				16,994,057

Systems Software–0.39%

Microsoft. Corp. (b)	0.10%	04/15/15	2,000	1,999,922
Total Commercial Paper (Cost $297,018,396)				297,018,396

Certificates of Deposit–17.88%

Australia & New Zealand Banking Group, Ltd. (c)(d)	0.20%	08/03/15	1,600	1,600,000
Bank of Montreal (c)	0.21%	05/15/15	2,100	2,100,000
Bank of Montreal (c)	0.21%	05/26/15	5,000	5,000,000
Bank of Montreal (c)(d)	0.23%	09/03/15	4,000	4,000,000
Bank of Nova Scotia (c)(d)	0.38%	04/29/16	700	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)(d)	0.31%	09/14/15	5,000	5,000,000
DNB Bank ASA (c)	0.07%	04/02/15	5,000	5,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (c)	0.21%	06/23/15	1,700	1,700,000
Mizuho Bank Ltd. (c)	0.25%	06/22/15	5,000	5,000,000
Nordea Bank Finland PLC (c)	0.17%	06/01/15	1,200	1,200,000
Nordea Bank Finland PLC (c)	0.17%	06/02/15	1,300	1,300,000
Nordea Bank Finland PLC (c)	0.18%	06/29/15	2,000	2,000,000
Norinchukin Bank (The) (c)	0.23%	05/14/15	1,500	1,500,000
Norinchukin Bank (The) (c)	0.24%	06/16/15	10,000	10,000,000
Royal Bank of Canada (c)(d)	0.38%	04/01/16	2,000	2,000,000
Standard Chartered Bank (c)	0.10%	04/01/15	7,700	7,700,000
Sumitomo Mitsui Banking Corp. (c)	0.16%	04/17/15	3,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd. (c)	0.18%	04/13/15	5,000	5,000,000
Svenska Handelsbanken AB (c)	0.03%	04/01/15	25,000	25,000,000
Swedbank AB (c)	0.10%	04/01/15	3,400	3,400,000
Total Certificates of Deposit (Cost $92,200,000)				92,200,000

Variable Rate Demand Notes–5.23%(e)

Credit Enhanced–5.23%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	10/01/33	4,500	4,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	12/01/28	3,360	3,360,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	10/01/25	1,000	1,000,000
Gary Chicago International Airport Authority (Gary Jet Center) Series 2011, Multi-Modal Special Purpose Facility, VRD RB (LOC-BMO Harris Bank, N.A.) (f)	0.10%	05/01/36	7,510	7,510,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.02%	05/15/17	600	600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (f)	0.12%	05/01/37	3,720	3,720,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.24%	01/01/33	2,100	2,100,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.16%	03/01/39	1,500	1,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	12/01/27	2,190	2,190,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (f)	0.10%	12/01/18	230	230,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.13%	10/01/21	265	265,000
Total Variable Rate Demand Notes (Cost $26,975,000)				26,975,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Notes–1.37%

HSBC Bank PLC, Sr. Unsec. Notes (b)(c)	3.50%	06/28/15	$4,000	$4,030,980
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes (c)(d)	0.39%	04/19/16	3,000	3,000,000
Total Notes (Cost $7,030,980)				7,030,980

U.S. Government Sponsored Agency Securities–0.97%

Overseas Private Investment Corp. (OPIC) –0.97%

Unsec. Gtd. VRD Bonds (e) (Cost $5,000,000)	0.11%	09/15/20	5,000	5,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.05% (Cost $428,224,376)				428,224,376
			Repurchase Amount

Repurchase Agreements–18.29%(g)

Citigroup Global Markets Inc., Joint agreement dated 03/31/15, aggregate maturing value of $400,001,333 (collateralized by U.S. Treasury obligations valued at $408,000,075; 0%-5.25%, 09/03/15-05/15/34)	0.12%	04/01/15	25,000,083	25,000,000
ING Financial Markets, LLC, Joint agreement dated 03/31/15, aggregate maturing value of $400,001,556 (collateralized by Agency Mortgage-Backed securities valued at $408,003,034; 1.88%-3.50%, 11/01/25-10/01/44)	0.14%	04/01/15	25,000,097	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 03/30/15, maturing value of $10,007,167 (collateralized by Foreign Corporate Obligations valued at $10,500,000; 2.75%-2.95%, 11/08/19-02/19/23) (h)	0.43%	05/29/15	10,007,167	10,000,000
RBC Capital Markets Corp., Term agreement dated 03/30/15, maturing value of $5,003,286 (collateralized by Domestic & Foreign Corporate Obligations valued at $5,250,000; 0%-8.25%, 04/06/16-01/01/49) (c)(h)	0.26%	06/29/15	5,003,286	5,000,000
Wells Fargo Securities, LLC, Joint agreement dated 03/31/15, aggregate maturing value of $200,000,833 (collateralized by Agency Mortgage-backed securities valued at $204,000,293; 0%-8.50%, 01/25/18-04/01/45)	0.15%	04/01/15	29,297,607	29,297,485
Total Repurchase Agreements (Cost $94,297,485)				94,297,485
TOTAL INVESTMENTS(i)(j)–101.34% (Cost $522,521,861)				522,521,861
OTHER ASSETS LESS LIABILITIES–(1.34)%				(6,894,629)
NET ASSETS–100.00%				$515,627,232

Investment Abbreviations:

CEP	—Credit Enhancement Provider
IDR	—Industrial Development Revenue Bonds
Gtd.	—Guaranteed
LOC	—Letter of Credit
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $238,339,948, which represented 46.22% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.9%; Canada: 11.1%; United Kingdom: 10.6%; Sweden: 6.4%; other countries less than 5% each: 15.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”).

Invesco V.I. Money Market Fund

D.	Repurchase Agreements – (continued)

The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	MS-VISPI-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.30%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	2,161	$47,801
Omnicom Group Inc.	1,315	102,544
		150,345

Aerospace & Defense–2.66%

Boeing Co. (The)	3,474	521,378
General Dynamics Corp.	1,668	226,398
Honeywell International Inc.	4,150	432,886
L-3 Communications Holdings, Inc.	437	54,970
Lockheed Martin Corp.	1,423	288,812
Northrop Grumman Corp.	1,052	169,330
Precision Castparts Corp.	754	158,340
Raytheon Co.	1,634	178,515
Rockwell Collins, Inc.	704	67,971
Textron Inc.	1,462	64,810
United Technologies Corp.	4,383	513,688
		2,677,098

Agricultural & Farm Machinery–0.16%

Deere & Co.	1,799	157,754

Agricultural Products–0.16%

Archer-Daniels-Midland Co.	3,364	159,454

Air Freight & Logistics–0.69%

C.H. Robinson Worldwide, Inc.	774	56,672
Expeditors International of Washington, Inc.	1,022	49,240
FedEx Corp.	1,395	230,803
United Parcel Service, Inc. -Class B	3,695	358,193
		694,908

Airlines–0.55%

American Airlines Group Inc.	3,805	200,828
Delta Air Lines, Inc.	4,372	196,565
Southwest Airlines Co.	3,598	159,391
		556,784

Alternative Carriers–0.08%

Level 3 Communications, Inc. (b)	1,521	81,891

Aluminum–0.08%

Alcoa Inc.	6,483	83,760

Apparel Retail–0.57%

Gap, Inc. (The)	1,414	61,269
L Brands, Inc.	1,302	122,765
Ross Stores, Inc.	1,097	115,580
TJX Cos., Inc. (The)	3,620	253,581
Urban Outfitters, Inc. (b)	544	24,834
		578,029

	Shares	Value

Apparel, Accessories & Luxury Goods–0.51%

Coach, Inc.	1,460	$60,488
Fossil Group, Inc. (b)	243	20,035
Hanesbrands, Inc.	2,125	71,209
Michael Kors Holdings Ltd. (b)	1,064	69,958
PVH Corp.	435	46,354
Ralph Lauren Corp.	326	42,869
Under Armour, Inc. -Class A (b)	882	71,221
VF Corp.	1,815	136,688
		518,822

Application Software–0.66%

Adobe Systems Inc. (b)	2,511	185,664
Autodesk, Inc. (b)	1,205	70,661
Citrix Systems, Inc. (b)	852	54,417
Intuit Inc.	1,467	142,240
salesforce.com, inc. (b)	3,210	214,460
		667,442

Asset Management & Custody Banks–1.24%

Affiliated Managers Group, Inc. (b)	293	62,931
Ameriprise Financial, Inc.	967	126,522
Bank of New York Mellon Corp. (The)	5,908	237,738
BlackRock, Inc.	674	246,576
Franklin Resources, Inc.	2,078	106,643
Invesco Ltd. (c)	2,283	90,612
Legg Mason, Inc.	542	29,918
Northern Trust Corp.	1,172	81,630
State Street Corp.	2,186	160,737
T. Rowe Price Group Inc.	1,374	111,266
		1,254,573

Auto Parts & Equipment–0.37%

BorgWarner, Inc.	1,204	72,818
Delphi Automotive PLC (United Kingdom)	1,539	122,720
Johnson Controls, Inc.	3,486	175,834
		371,372

Automobile Manufacturers–0.60%

Ford Motor Co.	20,985	338,698
General Motors Co.	7,155	268,312
		607,010

Automotive Retail–0.33%

AutoNation, Inc. (b)	405	26,054
AutoZone, Inc. (b)	168	114,603
CarMax, Inc. (b)	1,113	76,808
O’Reilly Automotive, Inc. (b)	536	115,904
		333,369

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–2.92%

Alexion Pharmaceuticals, Inc. (b)	1,072	$185,778
Amgen Inc.	4,025	643,396
Biogen Inc. (b)	1,244	525,267
Celgene Corp. (b)	4,247	489,594
Gilead Sciences, Inc. (b)	7,899	775,129
Regeneron Pharmaceuticals, Inc. (b)	392	176,980
Vertex Pharmaceuticals Inc. (b)	1,283	151,355
		2,947,499

Brewers–0.06%

Molson Coors Brewing Co. -Class B	844	62,836

Broadcasting–0.25%

CBS Corp. -Class B	2,426	147,089
Discovery Communications, Inc. -Class A (b)	786	24,177
Discovery Communications, Inc. -Class C (b)	1,448	42,680
Scripps Networks Interactive Inc. -Class A	516	35,377
		249,323

Building Products–0.08%

Allegion PLC	506	30,952
Masco Corp.	1,826	48,754
		79,706

Cable & Satellite–1.22%

Cablevision Systems Corp. -Class A	1,128	20,642
Comcast Corp. -Class A	13,479	761,159
DIRECTV (b)	2,662	226,536
Time Warner Cable Inc.	1,486	222,722
		1,231,059

Casinos & Gaming–0.05%

Wynn Resorts Ltd.	437	55,010

Coal & Consumable Fuels–0.03%

CONSOL Energy Inc.	1,219	33,998

Commodity Chemicals–0.18%

LyondellBasell Industries N.V. -Class A	2,100	184,380

Communications Equipment–1.54%

Cisco Systems, Inc.	27,116	746,368
F5 Networks, Inc. (b)	390	44,826
Harris Corp.	553	43,554
Juniper Networks, Inc.	1,919	43,331
Motorola Solutions, Inc.	1,010	67,337
QUALCOMM, Inc.	8,750	606,725
		1,552,141

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	1,542	58,272
GameStop Corp. -Class A	590	22,397
		80,669

Construction & Engineering–0.11%

Fluor Corp.	782	44,699
Jacobs Engineering Group, Inc. (b)	691	31,206
Quanta Services, Inc. (b)	1,153	32,895
		108,800

	Shares	Value

Construction Machinery & Heavy Trucks–0.52%

Caterpillar Inc.	3,209	$256,816
Cummins Inc.	899	124,637
Joy Global Inc.	538	21,079
PACCAR Inc.	1,876	118,451
		520,983

Construction Materials–0.11%

Martin Marietta Materials, Inc.	335	46,833
Vulcan Materials Co.	697	58,757
		105,590

Consumer Electronics–0.08%

Garmin Ltd.	650	30,888
Harman International Industries, Inc.	362	48,374
		79,262

Consumer Finance–0.76%

American Express Co.	4,649	363,180
Capital One Financial Corp.	2,925	230,548
Discover Financial Services	2,371	133,606
Navient Corp.	2,118	43,059
		770,393

Data Processing & Outsourced Services–1.92%

Alliance Data Systems Corp. (b)	333	98,651
Automatic Data Processing, Inc.	2,520	215,813
Computer Sciences Corp.	744	48,576
Fidelity National Information Services, Inc.	1,503	102,294
Fiserv, Inc. (b)	1,265	100,441
MasterCard, Inc. -Class A	5,178	447,328
Paychex, Inc.	1,730	85,834
Total System Services, Inc.	876	33,420
Visa Inc. -Class A	10,290	673,069
Western Union Co. (The)	2,756	57,352
Xerox Corp.	5,545	71,253
		1,934,031

Department Stores–0.26%

Kohl’s Corp.	1,070	83,728
Macy’s, Inc.	1,806	117,227
Nordstrom, Inc.	745	59,838
		260,793

Distillers & Vintners–0.18%

Brown-Forman Corp. -Class B	828	74,810
Constellation Brands, Inc. -Class A (b)	888	103,194
		178,004

Distributors–0.07%

Genuine Parts Co.	809	75,391

Diversified Banks–4.66%

Bank of America Corp.	55,767	858,254
Citigroup Inc.	16,094	829,163
Comerica Inc.	951	42,919
JPMorgan Chase & Co.	19,778	1,198,151
U.S. Bancorp	9,448	412,594
Wells Fargo & Co.	24,872	1,353,037
		4,694,118

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Chemicals–0.71%

Dow Chemical Co. (The)	5,772	$276,941
E. I. du Pont de Nemours and Co.	4,798	342,913
Eastman Chemical Co.	786	54,438
FMC Corp.	705	40,361
		714,653

Diversified Metals & Mining–0.10%

Freeport-McMoRan Inc.	5,509	104,396

Diversified Support Services–0.04%

Cintas Corp.	513	41,876

Drug Retail–1.00%

CVS Health Corp.	5,968	615,957
Walgreens Boots Alliance, Inc.	4,614	390,714
		1,006,671

Electric Utilities–1.66%

American Electric Power Co., Inc.	2,593	145,856
Duke Energy Corp.	3,749	287,848
Edison International	1,726	107,823
Entergy Corp.	956	74,080
Eversource Energy	1,678	84,773
Exelon Corp.	4,547	152,825
FirstEnergy Corp.	2,230	78,184
NextEra Energy, Inc.	2,351	244,622
Pepco Holdings, Inc.	1,334	35,791
Pinnacle West Capital Corp.	584	37,230
PPL Corp.	3,537	119,055
Southern Co. (The)	4,826	213,695
Xcel Energy, Inc.	2,680	93,291
		1,675,073

Electrical Components & Equipment–0.52%

AMETEK, Inc.	1,278	67,146
Eaton Corp. PLC	2,515	170,869
Emerson Electric Co.	3,634	205,757
Rockwell Automation, Inc.	718	83,281
		527,053

Electronic Components–0.25%

Amphenol Corp. -Class A	1,640	96,645
Corning Inc.	6,743	152,931
		249,576

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	746	23,335

Electronic Manufacturing Services–0.15%

TE Connectivity Ltd. (Switzerland)	2,155	154,341

Environmental & Facilities Services–0.24%

Republic Services, Inc.	1,337	54,229
Stericycle, Inc. (b)	449	63,053
Waste Management, Inc.	2,257	122,397
		239,679

Fertilizers & Agricultural Chemicals–0.43%

CF Industries Holdings, Inc.	254	72,055
Monsanto Co.	2,566	288,777

	Shares	Value

Fertilizers & Agricultural Chemicals–(continued)

Mosaic Co. (The)	1,649	$75,953
		436,785

Food Distributors–0.12%

Sysco Corp.	3,116	117,567

Food Retail–0.30%

Kroger Co. (The)	2,603	199,546
Whole Foods Market, Inc.	1,906	99,264
		298,810

Footwear–0.37%

NIKE, Inc. -Class B	3,711	372,325

Gas Utilities–0.03%

AGL Resources Inc.	650	32,273

General Merchandise Stores–0.52%

Dollar General Corp. (b)	1,608	121,211
Dollar Tree, Inc. (b)	1,089	88,367
Family Dollar Stores, Inc.	508	40,254
Target Corp.	3,376	277,068
		526,900

Gold–0.06%

Newmont Mining Corp.	2,674	58,053

Health Care Distributors–0.64%

AmerisourceBergen Corp.	1,100	125,037
Cardinal Health, Inc.	1,754	158,334
Henry Schein, Inc. (b)	446	62,270
McKesson Corp.	1,234	279,131
Patterson Cos. Inc.	466	22,736
		647,508

Health Care Equipment–2.07%

Abbott Laboratories	7,984	369,899
Baxter International Inc.	2,873	196,800
Becton, Dickinson and Co.	1,107	158,954
Boston Scientific Corp. (b)	7,033	124,836
C.R. Bard, Inc.	396	66,271
Edwards Lifesciences Corp. (b)	566	80,632
Intuitive Surgical, Inc. (b)	194	97,976
Medtronic PLC	7,560	589,604
St. Jude Medical, Inc.	1,491	97,511
Stryker Corp.	1,583	146,032
Varian Medical Systems, Inc. (b)	529	49,774
Zimmer Holdings, Inc.	897	105,415
		2,083,704

Health Care Facilities–0.20%

HCA Holdings, Inc. (b)	1,561	117,434
Tenet Healthcare Corp. (b)	520	25,745
Universal Health Services, Inc. -Class B	491	57,796
		200,975

Health Care REIT’s–0.37%

HCP, Inc.	2,434	105,173
Health Care REIT, Inc.	1,853	143,348

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care REIT’s–(continued)

Ventas, Inc.	1,754	$128,077
		376,598

Health Care Services–0.53%

DaVita HealthCare Partners Inc. (b)	910	73,965
Express Scripts Holding Co. (b)	3,856	334,585
Laboratory Corp. of America Holdings (b)	527	66,450
Quest Diagnostics Inc.	765	58,790
		533,790

Health Care Supplies–0.04%

DENTSPLY International Inc.	749	38,117

Health Care Technology–0.12%

Cerner Corp. (b)	1,610	117,949

Home Entertainment Software–0.10%

Electronic Arts Inc. (b)	1,647	96,868

Home Furnishings–0.10%

Leggett & Platt, Inc.	752	34,660
Mohawk Industries, Inc. (b)	334	62,040
		96,700

Home Improvement Retail–1.17%

Home Depot, Inc. (The)	6,987	793,793
Lowe’s Cos., Inc.	5,158	383,704
		1,177,497

Homebuilding–0.14%

D.R. Horton, Inc.	1,758	50,068
Lennar Corp. -Class A	945	48,961
PulteGroup Inc.	1,793	39,858
		138,887

Homefurnishing Retail–0.07%

Bed Bath & Beyond Inc. (b)	981	75,316

Hotel and Resort REIT’s–0.08%

Host Hotels & Resorts Inc.	3,994	80,599

Hotels, Resorts & Cruise Lines–0.41%

Carnival Corp.	2,387	114,194
Marriott International Inc. -Class A	1,100	88,352
Royal Caribbean Cruises Ltd.	884	72,356
Starwood Hotels & Resorts Worldwide, Inc.	910	75,985
Wyndham Worldwide Corp.	639	57,810
		408,697

Household Appliances–0.08%

Whirlpool Corp.	411	83,047

Household Products–1.76%

Clorox Co. (The)	695	76,721
Colgate-Palmolive Co.	4,532	314,249
Kimberly-Clark Corp.	1,938	207,579
Procter & Gamble Co. (The)	14,328	1,174,036
		1,772,585

	Shares	Value

Housewares & Specialties–0.06%

Newell Rubbermaid Inc.	1,436	$56,105

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	716	43,332

Hypermarkets & Super Centers–1.03%

Costco Wholesale Corp.	2,333	353,438
Wal-Mart Stores, Inc.	8,374	688,761
		1,042,199

Independent Power Producers & Energy Traders–0.09%

AES Corp. (The)	3,446	44,281
NRG Energy, Inc.	1,751	44,108
		88,389

Industrial Conglomerates–2.23%

3M Co.	3,366	555,222
Danaher Corp.	3,256	276,434
General Electric Co. (d)	53,394	1,324,705
Roper Industries, Inc.	530	91,160
		2,247,521

Industrial Gases–0.37%

Air Products and Chemicals, Inc.	1,018	154,003
Airgas, Inc.	355	37,669
Praxair, Inc.	1,531	184,853
		376,525

Industrial Machinery–0.74%

Dover Corp.	875	60,480
Flowserve Corp.	721	40,729
Illinois Tool Works Inc.	1,851	179,806
Ingersoll-Rand PLC	1,406	95,720
Pall Corp.	563	56,520
Parker Hannifin Corp.	755	89,679
Pentair PLC (United Kingdom)	967	60,815
Snap-on Inc.	313	46,030
Stanley Black & Decker Inc.	829	79,053
Xylem, Inc.	982	34,390
		743,222

Industrial REIT’s–0.12%

Prologis, Inc.	2,716	118,309

Insurance Brokers–0.30%

Aon PLC	1,486	142,834
Marsh & McLennan Cos., Inc.	2,867	160,810
		303,644

Integrated Oil & Gas–3.30%

Chevron Corp.	9,973	1,046,965
Exxon Mobil Corp.	22,252	1,891,420
Hess Corp.	1,288	87,417
Occidental Petroleum Corp.	4,087	298,351
		3,324,153

Integrated Telecommunication Services–2.12%

AT&T Inc.	27,505	898,038
CenturyLink Inc.	3,025	104,514

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Integrated Telecommunication Services–(continued)

Frontier Communications Corp.	5,312	$37,450
Verizon Communications Inc.	22,043	1,071,951
Windstream Holdings Inc.	3,158	23,369
		2,135,322

Internet Retail–1.29%

Amazon.com, Inc. (b)	2,019	751,270
Expedia, Inc.	532	50,077
Netflix Inc. (b)	318	132,508
Priceline Group Inc. (The) (b)	276	321,305
TripAdvisor Inc. (b)	590	49,070
		1,304,230

Internet Software & Services–3.28%

Akamai Technologies, Inc. (b)	942	66,924
eBay Inc. (b)	5,841	336,909
Equinix, Inc.	299	69,622
Facebook Inc. -Class A (b)	11,135	915,464
Google Inc. -Class A (b)	1,514	839,816
Google Inc. -Class C (b)	1,517	831,316
VeriSign, Inc. (b)	557	37,302
Yahoo! Inc. (b)	4,618	205,201
		3,302,554

Investment Banking & Brokerage–0.92%

Charles Schwab Corp. (The)	6,092	185,440
E*TRADE Financial Corp. (b)	1,530	43,689
Goldman Sachs Group, Inc. (The)	2,146	403,384
Morgan Stanley	8,197	292,551
		925,064

IT Consulting & Other Services–1.32%

Accenture PLC -Class A	3,326	311,613
Cognizant Technology Solutions Corp. -Class A (b)	3,228	201,395
International Business Machines Corp.	4,879	783,079
Teradata Corp. (b)	769	33,944
		1,330,031

Leisure Products–0.08%

Hasbro, Inc.	593	37,501
Mattel, Inc.	1,831	41,839
		79,340

Life & Health Insurance–0.87%

Aflac, Inc.	2,327	148,951
Lincoln National Corp.	1,376	79,065
MetLife, Inc.	5,923	299,408
Principal Financial Group, Inc.	1,447	74,332
Prudential Financial, Inc.	2,407	193,306
Torchmark Corp.	674	37,016
Unum Group	1,335	45,030
		877,108

Life Sciences Tools & Services–0.44%

Agilent Technologies, Inc.	1,767	73,419
PerkinElmer, Inc.	598	30,582
Thermo Fisher Scientific, Inc.	2,104	282,651

	Shares	Value

Life Sciences Tools & Services–(continued)

Waters Corp. (b)	440	$54,701
		441,353

Managed Health Care–1.32%

Aetna Inc.	1,864	198,572
Anthem, Inc.	1,414	218,335
Cigna Corp.	1,370	177,333
Humana Inc.	793	141,170
UnitedHealth Group Inc.	5,059	598,429
		1,333,839

Metal & Glass Containers–0.07%

Ball Corp.	725	51,214
Owens-Illinois, Inc. (b)	891	20,778
		71,992

Motorcycle Manufacturers–0.07%

Harley-Davidson, Inc.	1,135	68,940

Movies & Entertainment–1.69%

Time Warner Inc.	4,405	371,958
Twenty-First Century Fox, Inc. -Class A	9,699	328,214
Viacom Inc. -Class B	1,936	132,229
Walt Disney Co. (The)	8,294	869,958
		1,702,359

Multi-Line Insurance–0.60%

American International Group, Inc.	7,279	398,817
Assurant, Inc.	381	23,397
Genworth Financial Inc. -Class A (b)	2,625	19,189
Hartford Financial Services Group, Inc. (The)	2,232	93,342
Loews Corp.	1,586	64,756
		599,501

Multi-Sector Holdings–1.42%

Berkshire Hathaway Inc. -Class B (b)	9,669	1,395,430
Leucadia National Corp.	1,680	37,447
		1,432,877

Multi-Utilities–1.14%

Ameren Corp.	1,285	54,227
CenterPoint Energy, Inc.	2,324	47,433
CMS Energy Corp.	1,457	50,864
Consolidated Edison, Inc.	1,552	94,672
Dominion Resources, Inc.	3,119	221,044
DTE Energy Co.	937	75,607
Integrys Energy Group, Inc.	423	30,464
NiSource Inc.	1,673	73,880
PG&E Corp.	2,518	133,630
Public Service Enterprise Group Inc.	2,682	112,429
SCANA Corp.	754	41,462
Sempra Energy	1,224	133,441
TECO Energy, Inc.	1,210	23,474
Wisconsin Energy Corp.	1,194	59,103
		1,151,730

Office REIT’s–0.28%

Boston Properties, Inc.	810	113,789
SL Green Realty Corp.	523	67,143

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Office REIT’s–(continued)

Vornado Realty Trust	924	$103,488
		284,420

Office Services & Supplies–0.02%

Pitney Bowes Inc.	1,069	24,929

Oil & Gas Drilling–0.12%

Diamond Offshore Drilling, Inc.	390	10,448
Ensco PLC -Class A	1,241	26,148
Helmerich & Payne, Inc.	573	39,004
Noble Corp. PLC	1,328	18,964
Transocean Ltd.	1,784	26,171
		120,735

Oil & Gas Equipment & Services–1.10%

Baker Hughes Inc.	2,293	145,789
Cameron International Corp. (b)	1,046	47,196
FMC Technologies, Inc. (b)	1,227	45,411
Halliburton Co.	4,482	196,670
National Oilwell Varco Inc.	2,174	108,678
Schlumberger Ltd.	6,764	564,388
		1,108,132

Oil & Gas Exploration & Production–1.85%

Anadarko Petroleum Corp.	2,684	222,262
Apache Corp.	1,995	120,358
Cabot Oil & Gas Corp.	2,189	64,641
Chesapeake Energy Corp.	2,701	38,246
Cimarex Energy Co.	461	53,056
ConocoPhillips	6,526	406,309
Devon Energy Corp.	2,038	122,912
EOG Resources, Inc.	2,905	266,359
EQT Corp.	802	66,462
Marathon Oil Corp.	3,548	92,638
Murphy Oil Corp.	883	41,148
Newfield Exploration Co. (b)	854	29,967
Noble Energy, Inc.	2,051	100,294
Pioneer Natural Resources Co.	788	128,846
QEP Resources Inc.	817	17,034
Range Resources Corp.	893	46,472
Southwestern Energy Co. (b)	2,050	47,540
		1,864,544

Oil & Gas Refining & Marketing–0.60%

Marathon Petroleum Corp.	1,448	148,261
Phillips 66	2,882	226,525
Tesoro Corp.	668	60,982
Valero Energy Corp.	2,730	173,682
		609,450

Oil & Gas Storage & Transportation–0.74%

Kinder Morgan Inc.	9,039	380,180
ONEOK, Inc.	1,125	54,270
Spectra Energy Corp.	3,557	128,657
Williams Cos., Inc. (The)	3,566	180,404
		743,511

Packaged Foods & Meats–1.44%

Campbell Soup Co.	949	44,176
ConAgra Foods, Inc.	2,251	82,229

	Shares	Value

Packaged Foods & Meats–(continued)

General Mills, Inc.	3,200	$181,120
Hershey Co. (The)	783	79,013
Hormel Foods Corp.	711	40,420
JM Smucker Co. (The)	538	62,263
Kellogg Co.	1,335	88,043
Keurig Green Mountain Inc.	643	71,842
Kraft Foods Group, Inc.	3,121	271,886
McCormick & Co., Inc.	680	52,435
Mead Johnson Nutrition Co.	1,070	107,567
Mondelez International Inc. -Class A	8,750	315,787
Tyson Foods, Inc. -Class A	1,552	59,442
		1,456,223

Paper Packaging–0.12%

Avery Dennison Corp.	479	25,344
MeadWestvaco Corp.	900	44,883
Sealed Air Corp.	1,114	50,754
		120,981

Paper Products–0.12%

International Paper Co.	2,245	124,575

Personal Products–0.10%

Estee Lauder Cos. Inc. (The) -Class A	1,186	98,628

Pharmaceuticals–6.09%

AbbVie Inc.	8,447	494,487
Actavis PLC (b)	2,070	616,126
Bristol-Myers Squibb Co.	8,817	568,696
Eli Lilly and Co.	5,194	377,344
Endo International PLC (b)	941	84,408
Hospira, Inc. (b)	909	79,847
Johnson & Johnson	14,742	1,483,045
Mallinckrodt PLC (b)	615	77,890
Merck & Co., Inc.	15,056	865,419
Mylan NV (b)	1,976	117,276
Perrigo Co. PLC	745	123,335
Pfizer Inc.	32,513	1,131,127
Zoetis Inc.	2,657	122,992
		6,141,992

Property & Casualty Insurance–0.82%

ACE Ltd.	1,736	193,547
Allstate Corp. (The)	2,223	158,211
Chubb Corp. (The)	1,224	123,746
Cincinnati Financial Corp.	779	41,505
Progressive Corp. (The)	2,835	77,112
Travelers Cos., Inc. (The)	1,704	184,253
XL Group PLC	1,367	50,306
		828,680

Publishing–0.09%

Gannett Co., Inc.	1,220	45,238
News Corp. -Class A (b)	2,649	42,410
		87,648

Railroads–0.90%

CSX Corp.	5,277	174,774
Kansas City Southern	584	59,615
Norfolk Southern Corp.	1,639	168,686

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Railroads–(continued)

Union Pacific Corp.	4,675	$506,349
		909,424

Real Estate Services–0.06%

CBRE Group, Inc. -Class A (b)	1,481	57,330

Regional Banks–0.89%

BB&T Corp.	3,823	149,059
Fifth Third Bancorp	4,355	82,092
Huntington Bancshares Inc.	4,303	47,548
KeyCorp	4,584	64,909
M&T Bank Corp.	699	88,773
PNC Financial Services Group, Inc. (The)	2,761	257,436
Regions Financial Corp.	7,123	67,312
SunTrust Banks, Inc.	2,764	113,573
Zions Bancorp.	1,104	29,808
		900,510

Research & Consulting Services–0.16%

Dun & Bradstreet Corp. (The)	189	24,260
Equifax Inc.	638	59,334
Nielsen N.V.	1,673	74,566
		158,160

Residential REIT’s–0.38%

Apartment Investment & Management Co. -Class A	817	32,157
AvalonBay Communities, Inc.	699	121,801
Equity Residential	1,920	149,491
Essex Property Trust, Inc.	345	79,316
		382,765

Restaurants–1.20%

Chipotle Mexican Grill, Inc. (b)	163	106,038
Darden Restaurants, Inc.	670	46,458
McDonald’s Corp.	5,098	496,749
Starbucks Corp.	3,967	375,675
Yum! Brands, Inc.	2,297	180,820
		1,205,740

Retail REIT’s–0.54%

General Growth Properties, Inc.	3,326	98,283
Kimco Realty Corp.	2,189	58,775
Macerich Co. (The)	744	62,742
Simon Property Group, Inc.	1,647	322,219
		542,019

Security & Alarm Services–0.13%

ADT Corp. (The)	924	38,365
Tyco International PLC	2,218	95,507
		133,872

Semiconductor Equipment–0.26%

Applied Materials, Inc.	6,560	147,993
KLA-Tencor Corp.	862	50,246
Lam Research Corp.	841	59,068
		257,307

	Shares	Value

Semiconductors–2.06%

Altera Corp.	1,615	$69,300
Analog Devices, Inc.	1,649	103,887
Avago Technologies Ltd. (Singapore)	1,360	172,693
Broadcom Corp. -Class A	2,890	125,123
First Solar, Inc. (b)	415	24,813
Intel Corp.	25,123	785,596
Linear Technology Corp.	1,263	59,108
Microchip Technology Inc.	1,064	52,030
Micron Technology, Inc. (b)	5,691	154,397
NVIDIA Corp.	2,753	57,606
Skyworks Solutions, Inc.	1,010	99,273
Texas Instruments Inc.	5,554	317,605
Xilinx, Inc.	1,401	59,262
		2,080,693

Soft Drinks–1.82%

Coca-Cola Co. (The)	20,846	845,305
Coca-Cola Enterprises, Inc.	1,150	50,830
Dr Pepper Snapple Group, Inc.	1,029	80,756
Monster Beverage Corp. (b)	775	107,256
PepsiCo, Inc.	7,863	751,860
		1,836,007

Specialized Consumer Services–0.05%

H&R Block, Inc.	1,487	47,688

Specialized Finance–0.57%

CME Group Inc. -Class A	1,678	158,923
Intercontinental Exchange, Inc.	596	139,029
McGraw Hill Financial, Inc.	1,450	149,930
Moody’s Corp.	943	97,883
NASDAQ OMX Group, Inc. (The)	621	31,634
		577,399

Specialized REIT’s–0.67%

American Tower Corp.	2,241	210,990
Crown Castle International Corp.	1,769	146,013
Iron Mountain Inc.	1,007	36,735
Plum Creek Timber Co., Inc.	931	40,452
Public Storage	768	151,404
Weyerhaeuser Co.	2,779	92,124
		677,718

Specialty Chemicals–0.58%

Ecolab Inc.	1,431	163,678
International Flavors & Fragrances Inc.	428	50,247
PPG Industries, Inc.	726	163,742
Sherwin-Williams Co. (The)	431	122,619
Sigma-Aldrich Corp.	630	87,098
		587,384

Specialty Stores–0.17%

Staples, Inc.	3,359	54,702
Tiffany & Co.	607	53,422
Tractor Supply Co.	719	61,158
		169,282

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Steel–0.10%

Allegheny Technologies, Inc.	575	$17,256
Nucor Corp.	1,690	80,325
		97,581

Systems Software–2.70%

CA, Inc.	1,697	55,339
Microsoft Corp.	43,520	1,769,306
Oracle Corp.	17,005	733,766
Red Hat, Inc. (b)	972	73,629
Symantec Corp.	3,631	84,838
		2,716,878

Technology Hardware, Storage & Peripherals–4.70%

Apple Inc.	30,900	3,844,887
EMC Corp.	10,546	269,556
Hewlett-Packard Co.	9,641	300,413
NetApp, Inc.	1,651	58,544
SanDisk Corp.	1,129	71,827
Seagate Technology PLC	1,734	90,220
Western Digital Corp.	1,156	105,208
		4,740,655

Thrifts & Mortgage Finance–0.05%

Hudson City Bancorp, Inc.	2,601	27,259
People’s United Financial Inc.	1,586	24,107
		51,366

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,454	39,374

	Shares	Value

Tobacco–1.37%

Altria Group, Inc.	10,446	$522,509
Lorillard, Inc.	1,908	124,688
Philip Morris International Inc.	8,206	618,158
Reynolds American Inc.	1,633	112,530
		1,377,885

Trading Companies & Distributors–0.18%

Fastenal Co.	1,445	59,874
United Rentals, Inc. (b)	511	46,583
W.W. Grainger, Inc.	320	75,459
		181,916

Trucking–0.03%

Ryder System, Inc.	280	26,569
Total Common Stocks & Other Equity Interests(Cost $37,430,392)		97,074,409

Money Market Funds–3.81%
Liquid Assets Portfolio –Institutional Class (e)	1,918,444	1,918,444
Premier Portfolio –Institutional Class (e)	1,918,444	1,918,444
Total Money Market Funds (Cost $3,836,888)		3,836,888
TOTAL INVESTMENTS–100.11% (Cost $41,267,280)		100,911,297
OTHER ASSETS LESS LIABILITIES–(0.11)%		(113,103)
NET ASSETS–100.00%		$100,798,194

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$100,911,297	$—	$—	$100,911,297
Futures Contracts*	19,254	—	—	19,254
Total Investments	$100,930,551	$—	$—	$100,930,551

* Unrealized appreciation.

NOTE 3 — Derivative Investments

	Open Futures Contracts - Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	37	June-2015	$3,812,480	$19,254

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/15	Dividend Income
Invesco Ltd.	$94,729	$1,938	$(6,312)	$(1,183)	$1,440	$90,612	$582

Invesco V.I. S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $3,813,352 and $7,719,975, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$56,451,162
Aggregate unrealized (depreciation) of investment securities	(641,557)
Net unrealized appreciation of investment securities	$55,809,605
Cost of investments for tax purposes is $45,101,692.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VISCE-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.78%

Air Freight & Logistics–1.00%

Forward Air Corp.	65,501	$3,556,704

Alternative Carriers–1.03%

Iridium Communications Inc. (b)(c)	376,415	3,654,990

Apparel Retail–0.96%

ANN Inc. (c)	82,670	3,391,950

Apparel, Accessories & Luxury Goods–1.15%

Columbia Sportswear Co.	67,326	4,100,153

Application Software–5.33%

Blackbaud, Inc.	1,959	92,818
Bottomline Technologies (de), Inc. (c)	99,096	2,712,258
Cadence Design Systems, Inc. (c)	199,175	3,672,787
MicroStrategy Inc. -Class A (c)	24,739	4,185,591
SS&C Technologies Holdings, Inc.	73,047	4,550,828
Verint Systems Inc. (c)	59,637	3,693,319
		18,907,601

Asset Management & Custody Banks–1.23%

Janus Capital Group Inc.	254,921	4,382,092

Automobile Manufacturers–1.07%

Thor Industries, Inc.	60,319	3,812,764

Automotive Retail–1.00%

Penske Automotive Group, Inc.	68,617	3,533,089

Biotechnology–1.15%

AMAG Pharmaceuticals, Inc. (c)	74,372	4,065,174

Broadcasting–0.99%

Nexstar Broadcasting Group, Inc. -ClassA	61,470	3,517,313

Building Products–2.35%

Apogee Enterprises, Inc.	94,786	4,094,755
Trex Co., Inc. (c)	78,188	4,263,592
		8,358,347

Communications Equipment–1.69%

ARRIS Group Inc. (c)	116,564	3,368,117
Finisar Corp. (c)	123,888	2,643,770
		6,011,887

Construction & Engineering–1.89%

Dycom Industries, Inc. (c)	95,666	4,672,327
Primoris Services Corp.	118,110	2,030,311
		6,702,638

Construction Materials–0.95%

Eagle Materials Inc.	40,455	3,380,420

	Shares	Value

Data Processing & Outsourced Services–1.34%

DST Systems, Inc.	10,637	$1,177,622
Jack Henry & Associates, Inc.	51,250	3,581,863
		4,759,485

Diversified REIT’s–0.99%

Cousins Properties, Inc.	330,900	3,507,540

Diversified Support Services–1.06%

Mobile Mini, Inc.	88,042	3,754,111

Electrical Components & Equipment–1.15%

EnerSys	63,514	4,080,139

Electronic Components–1.13%

Belden Inc.	42,932	4,016,718

Electronic Equipment & Instruments–0.82%

Coherent, Inc. (c)	44,772	2,908,389

Environmental & Facilities Services–1.85%

Team, Inc. (c)	75,283	2,934,531
Waste Connections, Inc.	75,536	3,636,303
		6,570,834

Gas Utilities–0.50%

UGI Corp.	54,152	1,764,814

Health Care Equipment–2.78%

Globus Medical, Inc. -Class A (c)	139,781	3,528,072
Hill-Rom Holdings, Inc.	74,782	3,664,318
Wright Medical Group, Inc. (c)	103,320	2,665,656
		9,858,046

Health Care Facilities–1.83%

Community Health Systems Inc. (c)	56,415	2,949,376
LifePoint Hospitals, Inc. (c)	48,403	3,555,201
		6,504,577

Health Care Services–0.97%

Team Health Holdings, Inc. (c)	58,569	3,426,872

Health Care Supplies–2.08%

Alere, Inc. (c)	96,703	4,728,776
Haemonetics Corp. (c)	59,166	2,657,737
		7,386,513

Health Care Technology–0.67%

HMS Holdings Corp. (c)	153,335	2,369,026

Home Furnishings–0.92%

La-Z-Boy Inc.	115,761	3,254,042

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Homebuilding–0.80%

Beazer Homes USA, Inc. (c)	160,552	$2,844,981

Homefurnishing Retail–0.46%

Pier 1 Imports, Inc.	116,396	1,627,216

Hotel and Resort REIT’s–0.92%

LaSalle Hotel Properties	83,888	3,259,888

Industrial Machinery–2.79%

Albany International Corp. -Class A	93,893	3,732,246
Rexnord Corp. (c)	113,207	3,021,495
Watts Water Technologies, Inc. -Class A	57,427	3,160,208
		9,913,949

Internet Software & Services–0.37%

SciQuest, Inc. (c)	77,986	1,320,303

Investment Banking & Brokerage–2.23%

E*TRADE Financial Corp. (c)	167,957	4,796,012
Evercore Partners Inc. -Class A	60,367	3,118,559
		7,914,571

IT Consulting & Other Services–1.05%

CACI International Inc. -Class A (c)	41,361	3,719,181

Life & Health Insurance–0.95%

StanCorp Financial Group, Inc.	48,981	3,360,097

Life Sciences Tools & Services–3.41%

Affymetrix, Inc. (c)	381,357	4,789,844
Bio-Techne Corp.	36,558	3,666,402
Charles River Laboratories International, Inc. (c)	46,159	3,659,947
		12,116,193

Multi-Line Insurance–1.03%

American Financial Group, Inc.	56,774	3,642,052

Office Services & Supplies–0.93%

Pitney Bowes Inc.	142,301	3,318,459

Oil & Gas Drilling–0.24%

Precision Drilling Corp. (Canada)	133,086	843,765

Oil & Gas Equipment & Services–1.06%

Forum Energy Technologies Inc. (c)	97,854	1,917,938
Helix Energy Solutions Group Inc. (c)	123,311	1,844,733
		3,762,671

Oil & Gas Exploration & Production–0.85%

Rosetta Resources, Inc. (c)	50,528	859,987
Ultra Petroleum Corp. (b)(c)	138,745	2,168,584
	3,028,571

Oil & Gas Storage & Transportation–1.98%

Scorpio Tankers Inc. (Monaco)	358,753	3,379,453
SemGroup Corp. -Class A	44,971	3,657,941
		7,037,394

	Shares	Value

Packaged Foods & Meats–1.83%

Pinnacle Foods Inc.	92,042	$3,756,234
TreeHouse Foods, Inc. (c)	32,373	2,752,353
		6,508,587

Paper Packaging–1.53%

Graphic Packaging Holding Co.	373,004	5,423,478

Pharmaceuticals–1.65%

Impax Laboratories, Inc. (c)	125,013	5,859,359

Real Estate Services–2.41%

Jones Lang LaSalle Inc.	29,973	5,107,399
Kennedy-Wilson Holdings Inc.	131,778	3,444,677
		8,552,076

Regional Banks–6.93%

East West Bancorp, Inc.	94,177	3,810,402
Glacier Bancorp, Inc.	126,940	3,192,541
IBERIABANK Corp.	50,486	3,182,133
PacWest Bancorp	72,780	3,412,654
PrivateBancorp, Inc.	98,039	3,448,032
Synovus Financial Corp.	123,121	3,448,619
Western Alliance Bancorp (c)	138,160	4,095,062
		24,589,443

Restaurants–5.54%

Brinker International, Inc.	61,831	3,806,316
Cracker Barrel Old Country Store, Inc.	25,241	3,840,166
Papa John’s International, Inc.	65,217	4,031,063
Red Robin Gourmet Burgers Inc. (c)	45,405	3,950,235
Sonic Corp.	127,404	4,038,707
		19,666,487

Semiconductor Equipment–0.97%

Entegris Inc. (c)	251,521	3,443,323

Semiconductors–4.54%

Fairchild Semiconductor International, Inc. (c)	170,304	3,096,127
Integrated Device Technology, Inc. (c)	162,782	3,258,896
Intersil Corp. -Class A	229,455	3,285,795
Microsemi Corp. (c)	102,032	3,611,933
Power Integrations, Inc.	55,156	2,872,524
		16,125,275

Specialized REIT’s–0.99%

Geo Group Inc. (The)	80,285	3,511,666

Specialty Chemicals–3.29%

Minerals Technologies Inc.	58,292	4,261,145
PolyOne Corp.	91,313	3,410,541
Sensient Technologies Corp.	58,157	4,005,854
		11,677,540

Specialty Stores–1.95%

GNC Holdings, Inc. -Class A	58,594	2,875,208

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Specialty Stores-(continued)

Michaels Cos., Inc. (The) (c)	149,571	$4,047,391
		6,922,599

Steel–0.84%

Haynes International, Inc.	66,546	2,968,617

Technology Distributors–0.89%

Tech Data Corp. (c)	54,650	3,157,131

Technology Hardware, Storage & Peripherals–1.24%

Cray, Inc. (c)	157,233	4,415,103

Trucking–4.23%

Celadon Group, Inc.	138,733	3,776,312
Heartland Express, Inc.	142,657	3,389,530
Landstar System, Inc.	50,802	3,368,173
Old Dominion Freight Line, Inc. (c)	58,177	4,497,082
		15,031,097
Total Common Stocks & Other Equity Interests (Cost $267,620,785)		347,097,300

	Shares	Value

Money Market Funds–1.83%

Liquid Assets Portfolio –Institutional Class (d)	3,248,884	$3,248,884
Premier Portfolio –Institutional Class (d)	3,248,884	3,248,884
Total Money Market Funds (Cost $6,497,768)		6,497,768
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.61% (Cost $274,118,553)		353,595,068

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.70%

Liquid Assets Portfolio-Institutional Class (Cost $2,501,520)(d)(e)	2,501,520	2,501,520
TOTAL INVESTMENTS–100.31% (Cost $276,620,073)		356,096,588
OTHER ASSETS LESS LIABILITIES–(0.31)%		(1,108,802)
NET ASSETS–100.00%		$354,987,786

Investment	Abbreviations:

REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2015.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$2,471,261	$(2,471,261)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Small Cap Equity Fund

A.	Security Valuation – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $30,680,336 and $45,522,367, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,927,809
Aggregate unrealized (depreciation) of investment securities	(13,805,935)
Net unrealized appreciation of investment securities	$79,121,874
Cost of investments for tax purposes is $276,974,714.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	I-VITEC-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments (a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.95%

Application Software–5.11%

Monitise PLC (United Kingdom)(b)(c)	2,906,771	$560,737
salesforce.com, inc. (b)	78,531	5,246,656
		5,807,393

Biotechnology–13.52%

Alkermes PLC (b)	62,904	3,835,257
Amgen Inc.	14,721	2,353,152
Biogen Inc. (b)	6,808	2,874,610
Celgene Corp. (b)	40,102	4,622,958
Gilead Sciences, Inc. (b)	16,994	1,667,621
		15,353,598

Cable & Satellite–4.26%

DISH Network Corp. -Class A (b)	54,516	3,819,391
Time Warner Cable Inc.	6,807	1,020,233
		4,839,624

Communications Equipment–5.43%

Cisco Systems, Inc.	119,455	3,287,999
Palo Alto Networks, Inc. (b)	15,891	2,321,357
QUALCOMM, Inc.	8,095	561,308
		6,170,664

Consumer Electronics–2.59%

Harman International Industries, Inc.	21,978	2,936,920

Data Processing & Outsourced Services–7.72%

Alliance Data Systems Corp. (b)	5,190	1,537,537
MasterCard, Inc. -Class A	56,423	4,874,383
Visa Inc. -Class A	36,004	2,355,022
		8,766,942

Fertilizers & Agricultural Chemicals–0.44%

Monsanto Co.	4,450	500,803

Health Care Equipment–1.04%

Medtronic PLC	15,154	1,181,861

Home Entertainment Software–0.16%

Activision Blizzard, Inc.	8,133	184,822

Internet Retail–3.24%

Amazon.com, Inc. (b)	4,857	1,807,290
Priceline Group Inc. (The) (b)	1,604	1,867,296
		3,674,586

Internet Software & Services–12.79%

Alibaba Group Holding Ltd. -ADR (China)(b)	29,286	2,437,767
Facebook Inc. -Class A (b)	61,134	5,026,132
Google Inc. -Class A (b)	8,618	4,780,404
Google Inc. -Class C (b)	4,165	2,282,420
		14,526,723

	Shares	Value

Life Sciences Tools & Services–1.91%

Thermo Fisher Scientific, Inc.	16,130	$2,166,904

Pharmaceuticals–5.21%

Actavis PLC (b)	10,653	3,170,546
Bristol-Myers Squibb Co.	42,639	2,750,215
		5,920,761

Semiconductor Equipment–2.40%

Applied Materials, Inc.	120,724	2,723,534

Semiconductors–15.69%

ARM Holdings PLC -ADR (United Kingdom)	11,916	587,459
Avago Technologies Ltd. (Singapore)	36,605	4,648,103
Micron Technology, Inc. (b)	20,295	550,603
NXP Semiconductors N.V. (Netherlands)(b)	58,919	5,913,111
ON Semiconductor Corp. (b)	135,267	1,638,083
Skyworks Solutions, Inc.	31,572	3,103,212
Texas Instruments Inc.	24,009	1,372,955
		17,813,526

Systems Software–7.24%

Check Point Software Technologies Ltd. (Israel)(b)	35,281	2,891,984
Oracle Corp.	40,875	1,763,756
ServiceNow, Inc. (b)	45,255	3,565,189
		8,220,929

Technology Hardware, Storage & Peripherals–6.85%

Apple Inc.	62,498	7,776,626

Wireless Telecommunication Services–1.35%

Sprint Corp. (b)	322,157	1,527,024
Total Common Stocks & Other Equity Interests (Cost $74,824,736)		110,093,240

Money Market Funds–3.10%

Liquid Assets Portfolio –Institutional Class (d)	1,760,504	1,760,504
Premier Portfolio –Institutional Class (d)	1,760,504	1,760,504
Total Money Market Funds (Cost $3,521,008)		3,521,008
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.05% (Cost $78,345,744)		113,614,248

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.31%

Liquid Assets Portfolio - Institutional Class (Cost $357,520)(d)(e)	357,520	357,520
TOTAL INVESTMENTS–100.36% (Cost $78,703,264)		113,971,768
OTHER ASSETS LESS LIABILITIES–(0.36)%		(404,828)
NET ASSETS–100.00%		$113,566,940

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Investment Abbreviations:
ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$276,012	$(276,012)	$—
*Amount	does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $19,106,393 and $21,092,550, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,428,566
Aggregate unrealized (depreciation) of investment securities	(3,327,499)
Net unrealized appreciation of investment securities	$35,101,067
Cost of investments for tax purposes is $78,870,701.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	VK-VIVOPP-QTR-1 03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.58%

Advertising–2.31%

Omnicom Group Inc.	52,415	$4,087,322

Air Freight & Logistics–1.75%

UTi Worldwide, Inc. (b)	251,545	3,094,004

Application Software–1.47%

Synopsys, Inc. (b)	56,205	2,603,416

Asset Management & Custody Banks–1.60%

Affiliated Managers Group, Inc. (b)	13,200	2,835,096

Auto Parts & Equipment–0.39%

Dana Holding Corp.	32,869	695,508

Automobile Manufacturers–1.74%

Nissan Motor Co., Ltd. (Japan)(c)	302,600	3,088,064

Building Products–0.98%

Owens Corning Inc.	39,936	1,733,222

Cable & Satellite–1.21%

Time Warner Cable Inc.	14,261	2,137,439

Coal & Consumable Fuels–0.49%

Peabody Energy Corp. (c)	175,471	863,317

Communications Equipment–1.71%

Cisco Systems, Inc.	109,897	3,024,915

Construction & Engineering–0.56%

AECOM (b)	31,966	985,192

Consumer Finance–2.53%

Synchrony Financial (b)	147,832	4,486,701

Department Stores–1.79%

Macy’s, Inc.	48,781	3,166,375

Diversified Banks–18.50%

Bank of America Corp.	288,102	4,433,890
Citigroup Inc.	129,672	6,680,701
Comerica Inc.	61,712	2,785,063
JPMorgan Chase & Co.	148,460	8,993,707
U.S. Bancorp	44,450	1,941,131
Wells Fargo & Co.	146,283	7,957,795
		32,792,287

Diversified Metals & Mining–0.91%

Teck Resources Ltd. -Class B (Canada)	116,876	1,604,708

Electronic Components–1.68%

Belden Inc.	8,507	795,915

	Shares	Value

Electronic Components–(continued)

Corning Inc.	96,535	$2,189,414
		2,985,329

Electronic Manufacturing Services–0.86%

Flextronics International Ltd. (b)	120,571	1,528,237

Food Retail–1.18%

Kroger Co. (The)	27,373	2,098,414

Health Care Supplies–0.14%

Alere, Inc. (b)	5,236	256,040

Human Resource & Employment Services–0.44%

ManpowerGroup Inc.	9,112	784,999

Industrial Conglomerates–2.10%

General Electric Co.	150,227	3,727,132

Integrated Oil & Gas–9.54%

Chevron Corp.	41,539	4,360,764
Exxon Mobil Corp.	7,544	641,240
Petroleo Brasileiro S.A. -ADR (Brazil)(c)	268,359	1,612,838
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	106,662	6,362,388
TOTAL S.A. -ADR (France)	79,263	3,936,201
		16,913,431

Integrated Telecommunication Services–0.67%

Verizon Communications Inc.	24,343	1,183,800

Internet Software & Services–1.38%

Google Inc. -Class C (b)	4,480	2,455,040

Investment Banking & Brokerage–9.77%

E*TRADE Financial Corp. (b)	66,941	1,911,500
Goldman Sachs Group, Inc. (The)	17,397	3,270,114
LPL Financial Holdings, Inc.	187,500	8,223,750
Morgan Stanley	109,681	3,914,515
		17,319,879

Life & Health Insurance–6.50%

Aflac, Inc.	43,334	2,773,809
MetLife, Inc.	74,117	3,746,614
Unum Group	148,512	5,009,310
		11,529,733

Managed Health Care–3.01%

Anthem, Inc.	34,569	5,337,799

Marine–1.01%

Diana Shipping Inc. (Greece)(b)	292,668	1,791,128

Oil & Gas Drilling–0.79%

Noble Corp. PLC (c)	98,530	1,407,008

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Personal Products–0.85%

Nu Skin Enterprises, Inc. -Class A	25,058	$1,508,742

Pharmaceuticals–5.25%

Bristol-Myers Squibb Co.	45,044	2,905,338
Novartis AG (Switzerland)	37,652	3,725,293
Pfizer Inc.	77,176	2,684,953
		9,315,584

Property & Casualty Insurance–1.14%

Allied World Assurance Co. Holdings AG	19,472	786,669
AmTrust Financial Services, Inc.	21,648	1,233,611
		2,020,280

Regional Banks–2.07%

Investors Bancorp, Inc.	115,737	1,356,438
Zions Bancorp.	85,939	2,320,353
		3,676,791

Semiconductors–2.71%

NXP Semiconductors N.V. (Netherlands)(b)	30,800	3,091,088
ON Semiconductor Corp. (b)	141,505	1,713,626
		4,804,714

Steel–1.34%

Allegheny Technologies, Inc.	23,520	705,835
POSCO -ADR (South Korea)(c)	30,661	1,675,930
		2,381,765

Systems Software–2.26%

Oracle Corp.	92,695	3,999,789

Technology Distributors–2.03%

CDW Corp.	96,841	3,606,359

Technology Hardware, Storage & Peripherals–0.49%

Hewlett-Packard Co.	27,978	871,795

Wireless Telecommunication Services–0.43%

Vodafone Group PLC –ADR (United Kingdom)	23,084	754,385
Total Common Stocks & Other Equity Interests (Cost $128,789,312)		169,455,739

	Shares	Value

Money Market Funds–1.77%

Liquid Assets Portfolio –Institutional Class (d)	1,566,432	$1,566,432
Premier Portfolio –Institutional Class (d)	1,566,432	1,566,432
Total Money Market Funds (Cost $3,132,864)		3,132,864
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.35% (Cost $131,922,176)		172,588,603
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.54%

Liquid Assets Portfolio - Institutional Class (Cost $6,279,399)(d)(e)	6,279,399	6,279,399
TOTAL INVESTMENTS–100.89% (Cost $138,201,575)		178,868,002
OTHER ASSETS LESS LIABILITIES–(0.89)%		(1,575,318)
NET ASSETS–100.00%		$177,292,684

Investment Abbreviations:

ADR                 —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31,2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$5,967,870	$(5,967,870)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 2 to Level 1 of $6,813,357, due to foreign fair value adjustments.

Invesco V.I. Value Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $28,055,013 and $41,367,145, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,714,270
Aggregate unrealized (depreciation) of investment securities	(7,997,094)
Net unrealized appreciation of investment securities	$38,717,176
Cost of investments for tax purposes is $140,150,826.

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.